UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE AB POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Pooling Portfolios

U.S. Value Portfolio

AB Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 27.9%
Banks - 12.1%
Bank of America Corp.	822,800	$13,576,200
Citigroup, Inc.	149,506	8,085,284
Citizens Financial Group, Inc.	165,283	4,436,196
Comerica, Inc.	70,970	3,473,981
Fifth Third Bancorp	55,790	1,129,190
JPMorgan Chase & Co.	181,759	11,956,107
KeyCorp	42,990	626,794
PNC Financial Services Group, Inc. (The)	25,946	2,482,773
SunTrust Banks, Inc.	17,243	735,931
Wells Fargo & Co.	277,700	15,540,092

		62,042,548

Capital Markets - 2.4%
Bank of New York Mellon Corp. (The)	59,200	2,566,912
Goldman Sachs Group, Inc. (The)	22,008	4,537,829
Morgan Stanley	75,873	2,898,349
State Street Corp.	26,720	2,082,290

		12,085,380

Consumer Finance - 4.0%
Capital One Financial Corp.	125,100	10,453,356
Discover Financial Services	67,246	3,918,424
SLM Corp. (a)	232,900	2,389,554
Springleaf Holdings, Inc. (a)	76,853	3,652,055

		20,413,389

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc.-Class B (a)	39,080	5,588,440
Voya Financial, Inc.	64,163	2,907,226

		8,495,666

Insurance - 7.8%
ACE Ltd.	16,404	1,746,698
Allstate Corp. (The)	131,800	8,872,776
American Financial Group, Inc./OH	84,140	5,342,890
American International Group, Inc.	137,788	8,075,755
Aon PLC	56,445	5,713,363
Chubb Corp. (The)	11,651	1,135,972
First American Financial Corp.	35,936	1,283,275
Hanover Insurance Group, Inc. (The)	37,403	2,662,345
Progressive Corp. (The)	30,700	839,338
Travelers Cos., Inc. (The)	35,680	3,607,962
Unum Group	16,670	582,783

		39,863,157

		142,900,140

Consumer Discretionary - 13.6%
Auto Components - 1.6%
Lear Corp.	36,202	4,200,156
Magna International, Inc. (New York)-Class A	72,508	4,169,935

		8,370,091

Company	Shares	U.S. $ Value
Automobiles - 2.1%
Ford Motor Co.	503,174	7,633,149
General Motors Co.	79,874	2,873,068

		10,506,217

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	16,637	770,792

Media - 2.1%
Comcast Corp.-Class A	22,687	1,326,282
Thomson Reuters Corp.	17,294	691,068
Time Warner, Inc.	106,391	8,987,912

		11,005,262

Multiline Retail - 3.3%
Dillard’s, Inc.-Class A	33,332	3,866,845
Dollar General Corp.	71,426	5,184,814
Kohl’s Corp.	88,814	5,816,429
Target Corp.	28,376	2,250,784

		17,118,872

Specialty Retail - 4.3%
Foot Locker, Inc.	102,840	6,499,488
GameStop Corp.-Class A (b)	128,800	5,591,208
L Brands, Inc.	7,607	658,158
Office Depot, Inc. (a)	394,765	3,659,472
Ross Stores, Inc.	25,762	2,490,412
Staples, Inc.	187,539	3,087,830

		21,986,568

		69,757,802

Health Care - 13.2%
Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	47,773	5,363,475

Health Care Providers & Services - 5.1%
Aetna, Inc.	56,300	6,641,711
Anthem, Inc.	60,477	10,151,064
Quest Diagnostics, Inc.	42,468	3,194,868
UnitedHealth Group, Inc.	50,500	6,070,605

		26,058,248

Pharmaceuticals - 7.0%
Johnson & Johnson	135,400	13,558,956
Merck & Co., Inc.	125,173	7,621,784
Pfizer, Inc.	425,906	14,800,233

		35,980,973

		67,402,696

Information Technology - 12.2%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	222,743	2,754,217
Cisco Systems, Inc.	249,322	7,307,628

		10,061,845

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.8%
Keysight Technologies, Inc. (a)	119,326	3,921,052

IT Services - 1.0%
Booz Allen Hamilton Holding Corp.	54,590	1,383,857
Xerox Corp.	355,753	4,062,699

		5,446,556

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	214,161	4,311,061
Intel Corp.	266,600	9,187,036

		13,498,097

Software - 3.9%
Electronic Arts, Inc. (a)	71,479	4,485,665
Microsoft Corp.	251,648	11,792,225
Oracle Corp.	85,212	3,705,870

		19,983,760

Technology Hardware, Storage & Peripherals - 1.9%
Hewlett-Packard Co.	287,290	9,595,486

		62,506,796

Energy - 9.6%
Energy Equipment & Services - 0.2%
National Oilwell Varco, Inc.	19,786	973,273

Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	45,647	4,701,641
Exxon Mobil Corp.	193,927	16,522,580
Hess Corp.	117,011	7,900,583
Marathon Petroleum Corp.	16,295	1,685,881
Murphy Oil Corp.	98,717	4,290,241
Occidental Petroleum Corp.	38,697	3,025,718
SM Energy Co.	66,463	3,477,344
Valero Energy Corp.	109,361	6,478,546

		48,082,534

		49,055,807

Utilities - 7.0%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	70,800	3,985,332
Edison International	136,780	8,317,592
FirstEnergy Corp.	20,437	729,192
Westar Energy, Inc.	75,700	2,775,919

		15,808,035

Gas Utilities - 1.2%
Atmos Energy Corp.	9,958	537,931
UGI Corp.	152,505	5,703,687

		6,241,618

Independent Power and Renewable Electricity Producers - 1.6%
AES Corp./VA	202,906	2,759,522
Calpine Corp. (a)	264,205	5,310,520

		8,070,042

Company	Shares	U.S. $ Value
Multi-Utilities - 1.1%
DTE Energy Co.	8,599	681,299
PG&E Corp.	72,515	3,877,377
Public Service Enterprise Group, Inc.	26,100	1,112,643

		5,671,319

		35,791,014

Industrials - 6.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	16,000	2,242,560
L-3 Communications Holdings, Inc.	47,307	5,573,237

		7,815,797

Air Freight & Logistics - 0.2%
FedEx Corp.	5,981	1,036,029

Airlines - 2.7%
Delta Air Lines, Inc.	210,898	9,051,742
JetBlue Airways Corp. (a)	227,547	4,587,348

		13,639,090

Industrial Conglomerates - 1.1%
General Electric Co.	211,970	5,780,422

Machinery - 0.9%
ITT Corp.	102,622	4,379,907

Road & Rail - 0.3%
CSX Corp.	49,869	1,699,535

		34,350,780

Consumer Staples - 2.9%
Beverages - 0.1%
Molson Coors Brewing Co.-Class B	7,100	520,998

Food & Staples Retailing - 0.5%
CVS Health Corp.	23,574	2,413,506

Food Products - 0.8%
Archer-Daniels-Midland Co.	30,600	1,617,210
Bunge Ltd.	7,309	676,521
Ingredion, Inc.	19,632	1,609,235

		3,902,966

Household Products - 0.7%
Procter & Gamble Co. (The)	46,918	3,677,902

Tobacco - 0.8%
Altria Group, Inc.	82,704	4,234,445

		14,749,817

Materials - 2.5%
Chemicals - 2.4%
CF Industries Holdings, Inc.	18,294	5,778,709
LyondellBasell Industries NV-Class A	64,300	6,500,730

		12,279,439

Company	Shares	U.S. $ Value
Metals & Mining - 0.1%
Alcoa, Inc.	62,500	781,250

		13,060,689

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	103,164	3,563,285
CenturyLink, Inc.	27,700	920,748

		4,484,033

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC (Sponsored ADR)	129,700	5,062,191

		9,546,224

Total Common Stocks (cost $398,248,813)		499,121,765

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (c)(d) (cost $6,729,011)	6,729,011	6,729,011

Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $404,977,824)		505,850,776

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Exchange Reserves-Class I, 0.07% (c)(d) (cost $5,377,400)	5,377,400	5,377,400

Total Investments - 99.9% (cost $410,355,224) (e)		511,228,176
Other assets less liabilities - 0.1%		639,508

Net Assets - 100.0%		$511,867,684

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,292,393 and gross unrealized depreciation of investments was $(8,419,441), resulting in net unrealized appreciation of $100,872,952.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB U.S. Value Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$499,121,765		$	– 0	–	$	– 0	–	$499,121,765
Short-Term Investments	6,729,011			– 0	–		– 0	–	6,729,011
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,377,400			– 0	–		– 0	–	5,377,400

Total Investments in Securities	511,228,176			– 0	–		– 0	–	511,228,176
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$511,228,176		$	– 0	–	$	– 0	–	$511,228,176

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.2%
Information Technology - 29.3%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	34,430	$4,327,507

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp.-Class A	118,321	6,750,213

Internet Software & Services - 9.3%
Facebook, Inc.-Class A (a)	248,210	19,655,750
Google, Inc.-Class A (a)	7,925	4,321,661
Google, Inc.-Class C (a)	23,018	12,248,108
GrubHub, Inc. (a)	72,120	2,907,878
LinkedIn Corp.-Class A (a)	15,260	2,974,632
Twitter, Inc. (a)	148,270	5,437,061

		47,545,090

IT Services - 4.0%
Visa, Inc.-Class A	296,168	20,340,818

Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	81,800	3,995,930
Linear Technology Corp.	151,210	7,235,399
NVIDIA Corp.	199,962	4,425,159

		15,656,488

Software - 4.0%
ANSYS, Inc. (a)	78,840	7,016,760
Aspen Technology, Inc. (a)	45,564	1,950,139
Mobileye NV (a)(b)	155,227	7,308,087
ServiceNow, Inc. (a)	50,698	3,883,974

		20,158,960

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	265,861	34,636,371

		149,415,447

Consumer Discretionary - 19.8%
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp.	275,960	14,338,882

Household Durables - 0.4%
GoPro, Inc.-Class A (a)(b)	36,692	2,034,938

Internet & Catalog Retail - 1.5%
Priceline Group, Inc. (The) (a)	6,670	7,817,507

Media - 6.3%
Comcast Corp.-Class A	251,330	14,692,752
Walt Disney Co. (The)	157,526	17,386,144

		32,078,896

Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	77,870	5,839,471

Specialty Retail - 5.2%
Home Depot, Inc. (The)	150,111	16,725,368
O’Reilly Automotive, Inc. (a)	23,900	5,246,767
Ulta Salon Cosmetics & Fragrance, Inc. (a)	28,250	4,311,515

		26,283,650

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc.-Class B	125,446	12,754,095

		101,147,439

Health Care - 18.7%
Biotechnology - 7.4%
Biogen, Inc. (a)	51,354	20,387,025
Gilead Sciences, Inc. (a)	153,420	17,224,463

		37,611,488

Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	52,069	3,159,026
Intuitive Surgical, Inc. (a)	31,951	15,584,100

		18,743,126

Health Care Providers & Services - 4.7%
Premier, Inc.-Class A (a)	104,228	3,994,017
UnitedHealth Group, Inc.	168,585	20,265,603

		24,259,620

Life Sciences Tools & Services - 2.9%
Illumina, Inc. (a)	32,197	6,635,157
Mettler-Toledo International, Inc. (a)	12,213	3,965,317
Quintiles Transnational Holdings, Inc. (a)	60,359	4,207,626

		14,808,100

		95,422,334

Consumer Staples - 11.2%
Beverages - 2.4%
Monster Beverage Corp. (a)	97,818	12,450,275

Food & Staples Retailing - 5.7%
Costco Wholesale Corp.	62,770	8,950,374
CVS Health Corp.	194,350	19,897,553

		28,847,927

Food Products - 1.5%
Mead Johnson Nutrition Co.-Class A	79,560	7,741,188

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The)-Class A	40,520	3,542,664

Tobacco - 0.9%
Philip Morris International, Inc.	58,245	4,838,412

		57,420,466

Industrials - 10.7%
Aerospace & Defense - 1.6%
Rockwell Collins, Inc.	84,430	8,036,892

Company	Shares	U.S. $ Value
Airlines - 1.4%
Alaska Air Group, Inc.	108,575	7,018,288

Electrical Equipment - 2.0%
Acuity Brands, Inc.	24,520	4,327,535
AMETEK, Inc.	112,211	6,032,463

		10,359,998

Industrial Conglomerates - 1.7%
Danaher Corp.	98,939	8,540,414

Machinery - 2.8%
Pall Corp.	58,680	7,302,139
Wabtec Corp./DE	70,810	7,102,243

		14,404,382

Professional Services - 0.6%
Robert Half International, Inc.	53,050	2,990,429

Road & Rail - 0.6%
JB Hunt Transport Services, Inc.	40,600	3,411,212

		54,761,615

Financials - 3.4%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	21,050	4,708,043
BlackRock, Inc.-Class A	12,660	4,630,775

		9,338,818

Diversified Financial Services - 1.6%
Intercontinental Exchange, Inc.	33,491	7,929,999

		17,268,817

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Level 3 Communications, Inc. (a)	129,990	7,211,845

Materials - 0.7%
Chemicals - 0.7%
Monsanto Co.	30,215	3,534,551

Total Common Stocks (cost $350,442,838)		486,182,514

SHORT-TERM INVESTMENTS - 5.6%
Investment Companies - 5.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $28,500,720)	28,500,720	28,500,720

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $378,943,558)		514,683,234

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
Investment Companies - 1.9%
AB Exchange Reserves-Class I, 0.07% (c)(d) (cost $9,579,032)	9,579,032	9,579,032

Total Investments - 102.7% (cost $388,522,590) (e)		524,262,266
Other assets less liabilities - (2.7)%		(13,806,040)

Net Assets - 100.0%		$510,456,226

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $137,838,520 and gross unrealized depreciation of investments was $(2,098,844), resulting in net unrealized appreciation of $135,739,676.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB U.S. Large Cap Growth Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$486,182,514		$	– 0	–	$	– 0	–	$486,182,514
Short-Term Investments	28,500,720			– 0	–		– 0	–	28,500,720
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,579,032			– 0	–		– 0	–	9,579,032

Total Investments in Securities	524,262,266			– 0	–		– 0	–	524,262,266
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$524,262,266		$	– 0	–	$	– 0	–	$524,262,266

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 59.4%
Energy - 26.4%
Coal & Consumable Fuels - 0.2%
Cameco Corp.	24,968	$374,239
China Shenhua Energy Co., Ltd.-Class H	215,570	527,623
Coal India Ltd.	31,180	191,535
CONSOL Energy, Inc.	14,564	405,462

		1,498,859

Integrated Oil & Gas - 15.6%
BG Group PLC	530,570	9,248,105
BP PLC	2,018,061	13,964,431
Chevron Corp.	208,081	21,432,343
China Petroleum & Chemical Corp.-Class H	2,104,000	1,845,859
Exxon Mobil Corp.	476,490	40,596,948
Galp Energia SGPS SA	106,230	1,250,527
Gazprom OAO (Sponsored ADR) (a)	87,300	467,928
LUKOIL OAO (London) (Sponsored ADR) (a)	63,790	3,045,335
Petroleo Brasileiro SA (ADR) (a)(b)	249,880	2,086,498
Petroleo Brasileiro SA (Sponsored ADR) (b)	489,078	3,780,573
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	359,353	10,714,882
Royal Dutch Shell PLC-Class A	273,825	8,162,288
Royal Dutch Shell PLC-Class B	356,207	10,778,386
TOTAL SA (a)	395,415	19,954,800

		147,328,903

Oil & Gas Equipment & Services - 0.3%
Aker Solutions ASA (c)	180,850	1,061,608
Deep Sea Supply PLC (a)	1,185,286	479,208
Helix Energy Solutions Group, Inc. (b)	37,580	588,879
Petroleum Geo-Services ASA (a)	104,840	643,103

		2,772,798

Oil & Gas Exploration & Production - 8.2%
Anadarko Petroleum Corp.	82,595	6,905,768
Apache Corp.	24,190	1,447,530
Cabot Oil & Gas Corp.	28,231	958,725
Canadian Natural Resources Ltd.	200,039	6,173,606
Cimarex Energy Co.	5,780	667,648
CNOOC Ltd.	3,145,800	4,896,937
Concho Resources, Inc. (b)	8,088	972,986
ConocoPhillips	153,955	9,803,854
Det Norske Oljeselskap ASA (a)(b)	247,634	1,622,641
Devon Energy Corp.	26,275	1,713,655
EOG Resources, Inc.	87,854	7,791,772
EQT Corp.	10,473	890,938
Hess Corp.	69,790	4,712,221
Inpex Corp.	154,900	1,900,171
Marathon Oil Corp.	44,530	1,210,771
Murphy Oil Corp.	51,580	2,241,667
Noble Energy, Inc.	26,348	1,153,515
Occidental Petroleum Corp.	131,137	10,253,602
Pioneer Natural Resources Co.	10,175	1,504,170
SM Energy Co.	34,290	1,794,053
Whiting Petroleum Corp. (b)	14,070	464,169
Williams Cos., Inc. (The)	130,010	6,643,511
Woodside Petroleum Ltd.	49,772	1,388,370

		77,112,280

Company	Shares	U.S. $ Value
Oil & Gas Refining & Marketing - 0.4%
JX Holdings, Inc.	333,100	1,468,687
Marathon Petroleum Corp.	9,610	994,251
Valero Energy Corp.	17,590	1,042,032

		3,504,970

Oil & Gas Storage & Transportation - 1.7%
Enbridge, Inc.	121,880	5,829,384
Kinder Morgan, Inc./DE	132,260	5,487,468
TransCanada Corp.	116,870	5,065,369

		16,382,221

		248,600,031

Materials - 7.4%
Aluminum - 0.1%
Alcoa, Inc.	12,960	162,000
Norsk Hydro ASA	210,376	982,481

		1,144,481

Commodity Chemicals - 0.4%
Denki Kagaku Kogyo KK	238,000	1,077,068
LyondellBasell Industries NV-Class A	16,920	1,710,612
Westlake Chemical Corp.	20,410	1,439,109

		4,226,789

Diversified Chemicals - 0.3%
Arkema SA	24,196	1,794,379
Eastman Chemical Co.	18,440	1,415,639

		3,210,018

Diversified Metals & Mining - 3.0%
Anglo American PLC	15,422	241,652
Aurubis AG	22,710	1,412,387
BHP Billiton Ltd.	204,385	4,557,794
BHP Billiton PLC	23,568	496,901
Boliden AB	65,460	1,405,592
First Quantum Minerals Ltd.	98,990	1,279,961
Freeport-McMoRan, Inc.	56,121	1,102,778
Glencore PLC (b)	1,201,456	5,299,463
Korea Zinc Co., Ltd.	4,270	1,927,031
MMC Norilsk Nickel OJSC (ADR) (a)	139,210	2,452,184
Rio Tinto PLC	166,957	7,301,770
South32 Ltd. (b)	227,953	381,118

		27,858,631

Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc. (Toronto)	6,820	708,488
Monsanto Co.	42,677	4,992,356
Potash Corp. of Saskatchewan, Inc.	38,981	1,226,855
Syngenta AG	4,422	2,012,172
UPL Ltd.	257,460	2,147,997

		11,087,868

Company	Shares	U.S. $ Value
Forest Products - 0.0%
West Fraser Timber Co., Ltd.	3,350	184,740

Gold - 0.9%
Agnico Eagle Mines Ltd.	71,400	2,297,706
Barrick Gold Corp. (a)	44,254	523,817
Franco-Nevada Corp.	6,198	318,771
Goldcorp, Inc.	161,421	2,866,015
Koza Altin Isletmeleri AS	91,170	916,897
Newcrest Mining Ltd. (b)	28,820	312,214
Newmont Mining Corp.	19,759	538,235
Randgold Resources Ltd.	16,290	1,179,616
Real Gold Mining Ltd. (b)(d)(e)	686,500	9

		8,953,280

Paper Packaging - 0.2%
Smurfit Kappa Group PLC	49,420	1,458,655

Paper Products - 0.3%
International Paper Co.	19,207	995,499
Mondi PLC	49,880	1,126,809
Sappi Ltd. (b)	28,498	113,173
Stora Enso Oyj-Class R	26,048	272,992
UPM-Kymmene Oyj	25,184	452,589

		2,961,062

Precious Metals & Minerals - 0.2%
Impala Platinum Holdings Ltd. (b)	20,605	104,060
Industrias Penoles SAB de CV	5,491	97,144
Lonmin PLC (b)	12,965	27,975
Silver Wheaton Corp.	62,611	1,195,731

		1,424,910

Specialty Chemicals - 0.1%
Johnson Matthey PLC	18,980	1,017,713

Steel - 0.7%
ArcelorMittal (Euronext Amsterdam)	11,237	119,804
BlueScope Steel Ltd.	261,798	697,687
JFE Holdings, Inc.	5,500	133,634
Nippon Steel & Sumitomo Metal Corp.	84,920	232,485
Nucor Corp.	3,605	170,517
POSCO	710	156,328
Tata Steel Ltd.	255,780	1,314,129
ThyssenKrupp AG	5,144	136,534
Vale SA	13,670	86,019
Vale SA (Preference Shares)	21,190	111,460
Vale SA (Sponsored ADR) (Local Preference Shares) (a)	420,620	2,225,080
voestalpine AG	22,630	940,886

		6,324,563

		69,852,710

Company	Shares	U.S. $ Value
Equity: Other - 7.4%
Diversified/Specialty - 6.6%
Alexandria Real Estate Equities, Inc.	1,708	158,383
Ayala Land, Inc.	1,043,582	935,922
Azrieli Group	4,351	185,910
Bakrieland Development Tbk PT (b)	3,227,600	12,204
Beni Stabili SpA SIIQ (a)	110,444	82,456
Boral Ltd.	46,670	222,482
British Land Co. PLC (The)	224,323	2,957,558
Bumi Serpong Damai Tbk PT	895,500	128,645
Buzzi Unicem SpA (a)	28,810	441,759
CA Immobilien Anlagen AG (b)	49,601	894,779
Canadian Real Estate Investment Trust	1,645	57,025
Capital Property Fund	185,815	212,670
CapitaLand Ltd.	300,000	775,564
CBRE Group, Inc.-Class A (b)	24,100	921,584
Central Pattana PCL	160,000	205,707
Cheung Kong Property Holding (b)	42,500	258,169
Ciputra Development Tbk PT	1,266,900	136,667
City Developments Ltd.	67,900	529,399
ClubCorp Holdings, Inc.	66,784	1,518,000
Cofinimmo SA (a)	7,905	831,733
Country Garden Holdings Co., Ltd.	659,000	300,688
Dalian Wanda Commercial Properties Co., Ltd.-Class H (c)	32,600	266,452
Digital Realty Trust, Inc.	3,235	213,639
Duke Realty Corp.	43,269	846,342
East Japan Railway Co.	5,000	455,666
Eastern & Oriental Bhd	96,205	48,028
Emira Property Fund	235,340	333,300
Evergrande Real Estate Group Ltd. (a)	688,750	446,796
Fastighets AB Balder-Class B (b)	10,997	182,467
Fibra Uno Administracion SA de CV	298,728	760,841
Folkestone Education Trust	136,750	225,833
Fonciere Des Regions	4,013	353,270
Fukuoka REIT Corp. (a)	113	198,692
Gecina SA	4,080	535,957
Globe Trade Centre SA (b)	31,837	48,571
Goldin Properties Holdings Ltd. (a)(b)	154,000	490,365
GPT Group (The)	446,727	1,571,664
Gramercy Property Trust, Inc.	52,022	1,384,305
Great Portland Estates PLC	41,078	519,870
Grivalia Properties REIC AE	4,621	38,992
Growthpoint Properties Ltd.	260,638	553,676
H&R Real Estate Investment Trust	6,447	117,213
Hang Lung Properties Ltd.	256,000	806,382
Hemfosa Fastigheter AB	65,166	666,962
Henderson Land Development Co., Ltd.	107,200	862,149
Hufvudstaden AB-Class A	13,222	169,421
Hulic Co., Ltd.	34,850	358,209
Hung Poo Real Estate Development Corp.	25,000	21,461
IMMOFINANZ AG (a)(b)	327,996	874,114
IOI Properties Group Bhd	238,200	127,190
Kaisa Group Holdings Ltd. (a)(b)(d)(e)	1,057,000	212,664
Kennedy Wilson Europe Real Estate PLC	55,079	1,016,928
Kiwi Property Group Ltd.	119,624	106,784
KLCCP Stapled Group	54,200	104,231

Company	Shares	U.S. $ Value
Kungsleden AB	21,706	140,059
Land Securities Group PLC	93,963	1,888,479
Lend Lease Group	73,639	932,531
Leopalace21 Corp. (b)	47,700	274,557
Lippo Karawaci Tbk PT	2,300,600	225,910
Longfor Properties Co., Ltd.	158,950	261,058
Mah Sing Group Bhd	148,300	86,569
Mapletree Greater China Commercial Trust (c)	212,600	168,662
Merlin Properties Socimi SA (b)	140,558	1,829,342
Mitsubishi Estate Co., Ltd.	199,000	4,439,936
Mitsui Fudosan Co., Ltd.	156,000	4,533,857
New World China Land Ltd.	312,000	206,784
New World Development Co., Ltd.	461,000	610,385
Nomura Real Estate Holdings, Inc.	8,000	163,817
Orix JREIT, Inc.	296	420,209
Pakuwon Jati Tbk PT	2,770,000	92,529
Prestige Estates Projects Ltd.	11,000	44,027
Pruksa Real Estate PCL	79,200	57,917
Quality Houses PCL	490,583	38,208
Redefine Properties Ltd.	447,502	394,280
Regal Entertainment Group-Class A	21,700	454,832
Resilient Property Income Fund Ltd.	27,004	205,619
Royal Mail PLC	68,200	546,439
SA Corporate Real Estate Fund Nominees Pty Ltd.	422,900	161,572
SM Prime Holdings, Inc.	925,350	399,117
SP Setia Bhd Group	100,250	91,609
Spirit Realty Capital, Inc.	106,426	1,148,337
Sponda Oyj	28,674	112,289
Sumitomo Realty & Development Co., Ltd.	86,000	3,299,148
Summarecon Agung Tbk PT	1,246,900	185,844
Sun Hung Kai Properties Ltd.	295,663	4,992,416
Sunac China Holdings Ltd.	184,400	216,835
Suntec Real Estate Investment Trust	286,000	381,520
Supalai PCL	71,400	38,841
Swiss Prime Site AG (b)	7,031	562,672
Taiheiyo Cement Corp.	52,000	151,916
United Urban Investment Corp. (a)	301	448,920
UOL Group Ltd.	112,400	611,976
Vornado Realty Trust	7,876	786,734
Wallenstam AB (a)	23,848	186,848
West China Cement Ltd.	7,468,000	1,258,448
WHA Corp. PCL (b)	382,000	43,378
Wharf Holdings Ltd. (The)	243,000	1,673,394
WP Carey, Inc.	2,114	134,641
Yuexiu Property Co., Ltd.	706,000	163,592

		61,751,791

Health Care - 0.6%
Chartwell Retirement Residences	46,760	413,982
HCP, Inc.	53,613	2,075,895
Health Care REIT, Inc.	11,729	824,079
LTC Properties, Inc.	22,960	966,387
Omega Healthcare Investors, Inc.	3,988	143,688
Senior Housing Properties Trust	5,710	114,257
Ventas, Inc.	20,693	1,376,498

		5,914,786

Company	Shares	U.S. $ Value
Triple Net - 0.2%
National Retail Properties, Inc.	35,620	1,336,106
Realty Income Corp. (a)	12,683	577,964

		1,914,070

		69,580,647

Utilities - 5.0%
Electric Utilities - 2.0%
CLP Holdings Ltd.	139,500	1,218,773
Electricite de France SA (a)	145,690	3,578,422
Endesa SA	126,860	2,370,692
Enel SpA	725,900	3,528,409
Fortum Oyj	73,440	1,397,241
Iberdrola SA	442,400	3,057,370
Korea Electric Power Corp.	36,340	1,509,696
SSE PLC	70,330	1,789,748

		18,450,351

Gas Utilities - 0.6%
Gas Natural SDG SA	85,410	2,099,420
Hong Kong & China Gas Co., Ltd.	624,000	1,501,180
Petronas Gas Bhd	153,900	919,370
Snam SpA	266,890	1,321,909

		5,841,879

Independent Power Producers & Energy Traders - 0.4%
Aboitiz Power Corp.	266,500	256,708
AES Corp./VA	33,260	452,336
Calpine Corp. (b)	18,080	363,408
China Resources Power Holdings Co., Ltd.	206,000	572,249
EDP Renovaveis SA	44,640	320,884
Electric Power Development Co., Ltd.	6,500	225,156
Enel Green Power SpA	376,380	713,077
NRG Energy, Inc.	20,990	528,948
Tractebel Energia SA	40,800	433,443

		3,866,209

Multi-Utilities - 1.9%
Centrica PLC	392,820	1,664,358
Dominion Resources, Inc./VA	31,620	2,229,842
E.ON SE	152,500	2,244,045
GDF Suez	179,420	3,616,657
National Grid PLC	229,680	3,288,764
PG&E Corp.	22,680	1,212,699
RWE AG	55,550	1,298,789
Sempra Energy	12,940	1,390,662
United Utilities Group PLC	43,590	664,170

		17,609,986

Water Utilities - 0.1%
American Water Works Co., Inc.	9,810	518,655
Cia de Saneamento Basico do Estado de Sao Paulo	77,200	449,443
Severn Trent PLC	15,200	511,092

		1,479,190

		47,247,615

Company	Shares	U.S. $ Value
Retail - 3.6%
Regional Mall - 1.2%
BR Malls Participacoes SA	100,410	478,998
CapitaLand Mall Trust	310,000	498,043
General Growth Properties, Inc.	26,599	753,550
Macerich Co. (The)	3,874	318,094
Multiplan Empreendimentos Imobiliarios SA	19,050	297,919
Pennsylvania Real Estate Investment Trust	47,740	1,065,557
Simon Property Group, Inc.	25,204	4,572,006
Westfield Corp.	319,673	2,353,422
WP GLIMCHER, Inc.	43,360	610,075

		10,947,664

Shopping Center/Other Retail - 2.4%
Aeon Mall Co., Ltd.	6,100	111,717
American Realty Capital Properties, Inc.	55,773	494,707
Calloway Real Estate Investment Trust	2,464	57,281
Capital & Counties Properties PLC (a)	86,785	556,826
Citycon Oyj (b)	31,112	90,232
DDR Corp.	52,931	895,593
Federal Realty Investment Trust	1,667	224,162
Fibra Shop Portafolios Inmobiliarios SAPI de CV	462,864	516,401
Hammerson PLC	141,675	1,447,974
Hyprop Investments Ltd.	59,795	563,202
IGB Real Estate Investment Trust	192,600	71,402
Iguatemi Empresa de Shopping Centers SA	6,700	55,597
Intu Properties PLC	109,640	560,860
Japan Retail Fund Investment Corp.	540	1,081,624
JB Hi-Fi Ltd. (a)	33,720	561,693
Kimco Realty Corp.	9,827	235,455
Klepierre	43,538	1,931,664
Link REIT (The)	342,878	1,994,148
Mercialys SA	30,170	718,051
Pier 1 Imports, Inc.	10,389	132,044
Ramco-Gershenson Properties Trust	57,554	991,080
Regency Centers Corp.	2,189	138,213
Retail Opportunity Investments Corp.	60,829	993,338
RioCan Real Estate Investment Trust	15,615	347,809
Scentre Group	1,048,187	3,151,498
Unibail-Rodamco SE	15,944	4,093,026
Urban Edge Properties	2,003	43,265
Vastned Retail NV	16,188	747,202

		22,806,064

		33,753,728

Residential - 3.2%
Multi-Family - 2.7%
Advance Residence Investment Corp.	154	371,003
Apartment Investment & Management Co.-Class A	3,759	142,579
AvalonBay Communities, Inc.	9,017	1,501,331
Barratt Developments PLC	67,280	610,691
Boardwalk Real Estate Investment Trust	945	44,309

Company	Shares	U.S. $ Value
BUWOG AG (a)(b)	10,855	218,315
Camden Property Trust	2,028	152,060
Canadian Apartment Properties REIT	2,631	58,138
China Overseas Land & Investment Ltd.	442,650	1,591,278
China Resources Land Ltd.	692,966	2,198,088
China Vanke Co., Ltd.-Class H (a)(b)	670,875	1,762,213
CIFI Holdings Group Co., Ltd.	2,114,000	597,094
Corp. GEO SAB de CV Series B (b)(d)(e)	108,590	958
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,120	106,165
Desarrolladora Homex SAB de CV (a)(b)(d)(e)	1,300	32
Deutsche Annington Immobilien SE	57,018	1,804,707
Deutsche Wohnen AG	35,791	872,684
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	621,593	697,811
Equity Residential	12,386	920,527
Essex Property Trust, Inc.	7,963	1,772,723
Ichigo Real Estate Investment Corp.	510	368,456
Irish Residential Properties REIT PLC	234,253	285,581
Japan Rental Housing Investments, Inc. (a)	414	274,183
Kenedix Residential Investment Corp. (a)	89	261,179
KWG Property Holding Ltd.	882,500	837,402
Land & Houses PCL	402,900	111,740
LEG Immobilien AG (b)	17,329	1,270,514
Mid-America Apartment Communities, Inc.	18,947	1,447,361
Mirvac Group	436,120	667,842
MRV Engenharia e Participacoes SA	32,700	77,996
Shimao Property Holdings Ltd.	144,000	307,007
Sino-Ocean Land Holdings Ltd.	397,350	285,680
Stockland	587,187	1,939,308
Sun Communities, Inc.	13,101	826,804
UDR, Inc.	6,146	200,114
UNITE Group PLC (The)	50,860	483,897
Urbi Desarrollos Urbanos SAB de CV (a)(b)(d)(e)	52,560	0
Wing Tai Holdings Ltd.	319,300	461,767

		25,529,537

Self Storage - 0.4%
CubeSmart	48,300	1,149,057
Extra Space Storage, Inc.	19,151	1,341,144
National Storage Affiliates Trust (b)	54,771	738,861
Public Storage	3,464	670,422
Safestore Holdings PLC	118,610	494,451

		4,393,935

Single Family - 0.1%
Fortune Brands Home & Security, Inc.	10,480	480,613

		30,404,085

Transportation - 2.4%
Airport Services - 1.0%
Aeroports de Paris (a)	21,230	2,626,650
Airports of Thailand PCL	188,400	1,664,542
Auckland International Airport Ltd.	239,330	822,493
Flughafen Zuerich AG	970	767,879
Fraport AG Frankfurt Airport Services Worldwide (a)	21,450	1,410,465
Kobenhavns Lufthavne	1,550	874,403
SIA Engineering Co., Ltd. (a)	300,400	871,274

		9,037,706

Company	Shares	U.S. $ Value
Highways & Railtracks - 1.1%
Abertis Infraestructuras SA	222,000	3,899,003
Atlantia SpA	174,330	4,492,924
CCR SA	521,000	2,524,634

		10,916,561

Marine Ports & Services - 0.3%
COSCO Pacific Ltd.	450,000	643,217
International Container Terminal Services, Inc.	325,620	780,671
Kamigumi Co., Ltd.	42,000	389,098
Mitsubishi Logistics Corp.	26,000	367,547
Westports Holdings Bhd	404,600	466,846
Westshore Terminals Investment Corp.	14,400	384,316

		3,031,695

		22,985,962

Office - 1.6%
Office - 1.6%
Allied Properties Real Estate Investment Trust	20,890	609,432
alstria office REIT-AG (a)(b)	25,595	331,889
Ascendas India Trust	84,200	55,276
Befimmo SA	1,950	128,100
Boston Properties, Inc.	6,778	881,343
Castellum AB	19,557	280,650
Cominar Real Estate Investment Trust	3,975	57,822
Cousins Properties, Inc.	17,500	168,875
Derwent London PLC	11,846	644,860
Dream Office Real Estate Investment Trust	26,661	556,759
Entra ASA (c)	57,610	543,019
Fabege AB	64,199	894,989
Highwoods Properties, Inc.	16,090	674,975
Hongkong Land Holdings Ltd.	267,000	2,298,870
Hudson Pacific Properties, Inc.	17,380	529,916
Inmobiliaria Colonial SA (b)	199,772	137,061
Investa Office Fund	103,500	312,929
Japan Real Estate Investment Corp.	286	1,312,521
Kenedix Office Investment Corp.-Class A	147	766,037
Kilroy Realty Corp.	4,625	319,449
Liberty Property Trust	14,281	498,978
Nippon Building Fund, Inc.	161	751,277
Norwegian Property ASA (b)	29,369	38,170
NTT Urban Development Corp.	26,900	277,936
PSP Swiss Property AG (b)	5,062	434,917
SL Green Realty Corp.	2,319	275,173
Tokyo Tatemono Co., Ltd.	49,000	378,337
Workspace Group PLC	44,120	608,439

		14,767,999

Industrials - 1.0%
Industrial Warehouse Distribution - 0.8%
Ascendas Real Estate Investment Trust	232,000	412,584
CK Hutchison Holdings Ltd.	30,000	466,216
DCT Industrial Trust, Inc.	12,990	424,903

Company	Shares	U.S. $ Value
Global Logistic Properties Ltd.	364,800	746,492
GLP J-Reit	242	237,186
Granite Real Estate Investment Trust	25,620	833,803
Hansteen Holdings PLC (a)	166,310	314,685
Japan Logistics Fund, Inc. (a)	125	256,577
Mapletree Industrial Trust	350,200	414,015
Mapletree Logistics Trust	556,012	480,494
Mexico Real Estate Management SA de CV (b)	431,300	625,430
Nippon Prologis REIT, Inc.	282	542,353
PLA Administradora Industrial S de RL de CV (b)	154,180	300,873
Prologis, Inc.	12,259	485,334
Segro PLC	88,585	577,046
Warehouses De Pauw CVA	1,660	125,435

		7,243,426

Mixed Office Industrial - 0.2%
BR Properties SA	23,620	78,207
Goodman Group	357,273	1,777,562
Green REIT PLC	81,660	145,742

		2,001,511

		9,244,937

Food Beverage & Tobacco - 0.6%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	49,122	2,596,098
Bunge Ltd.	18,418	1,704,770
Wilmar International Ltd.	90,400	224,943

		4,525,811

Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	22,360	949,182

		5,474,993

Lodging - 0.6%
Lodging - 0.6%
Ashford Hospitality Prime, Inc.	951	14,969
Ashford Hospitality Trust, Inc.	109,738	943,747
Ashford, Inc. (b)	1,006	97,079
Hospitality Properties Trust	3,630	109,590
Host Hotels & Resorts, Inc.	26,267	523,239
Japan Hotel REIT Investment Corp.	522	356,182
Pebblebrook Hotel Trust	4,850	207,968
RLJ Lodging Trust	44,990	1,360,048
Starwood Hotels & Resorts Worldwide, Inc.	5,490	454,352
Wyndham Worldwide Corp.	16,170	1,372,994

		5,440,168

Financial:Other - 0.1%
Financial:Other - 0.1%
DLF Ltd.	51,046	94,639
HFF, Inc.-Class A	25,750	1,036,180

		1,130,819

Mortgage - 0.1%
Mortgage - 0.1%
Concentradora Hipotecaria SAPI de CV	248,000	418,731
First American Financial Corp.	13,040	465,659

		884,390

Company	Shares	U.S. $ Value
Real Estate - 0.0%
Developers - 0.0%
Daelim Industrial Co., Ltd.	3,780	265,892
IJM Corp. Bhd	25,050	48,036

		313,928

Total Common Stocks (cost $585,191,595)		559,682,012

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 23.2%
United States - 23.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (f)(g)	$211,778	213,035,223
0.625%, 7/15/21 (TIPS)	5,801	6,032,694

Total Inflation-Linked Securities (cost $219,499,989)		219,067,917

	Shares
INVESTMENT COMPANIES - 0.3%
Funds and Investment Trust - 0.3%
iShares US Real Estate ETF (a) (cost $2,441,417)	38,220	2,875,291

WARRANTS - 0.1%
Equity: Other - 0.1%
Diversified/Specialty - 0.1%
Eastern & Oriental Bhd, expiring 7/21/19 (b)	17,110	1,680
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (b)	419,279	890,383

Total Warrants (cost $552,297)		892,063

RIGHTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Kiwi Property Group Ltd., expiring 6/09/15 (b) (cost $0)	13,292	566

SHORT-TERM INVESTMENTS - 17.6%
Investment Companies - 17.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio (h)(i) (cost $165,539,532)	165,539,532	165,539,532

Total Investments Before Security Lending Collateral for Securities Loaned - 100.6% (cost $973,224,830)		948,057,381

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
Investment Companies - 4.0%
AB Exchange Reserves-Class I, 0.07% (h)(i) (cost $37,982,205)	37,982,205	37,982,205

Total Investments - 104.6% (cost $1,011,207,035) (j)		986,039,586
Other assets less liabilities - (4.6)% (k)		(43,387,172)

Net Assets - 100.0%		$942,652,414

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Coffee C Futures	44	July 2015	$2,310,139	$2,081,475	$(228,664)
Corn Futures	175	September 2015	3,256,483	3,125,938	(130,545)
Gasoline RBOB Futures	57	July 2015	4,836,197	4,938,104	101,907
Gold 100 OZ Futures	101	August 2015	12,178,828	12,016,980	(161,848)
Lead London Metal Exchange Futures	38	July 2015	1,857,003	1,847,275	(9,728)
Live Cattle Futures	32	August 2015	1,923,664	1,936,320	12,656
Nickel London Metal Exchange Futures	26	July 2015	1,974,577	1,964,976	(9,601)
Palladium Futures	20	September 2015	1,569,043	1,554,200	(14,843)
Platinum Futures	83	July 2015	4,761,469	4,612,725	(148,744)
PRI Aluminum London Metal Exchange Futures	10	July 2015	445,781	430,500	(15,281)
WTI Crude Futures	301	December 2017	23,904,355	19,549,950	(4,354,405)
WTI Crude Futures	569	December 2018	45,113,636	37,741,770	(7,371,866)
WTI Crude Futures	278	December 2019	19,355,366	18,703,840	(651,526)
Zinc London Metal Exchange Futures	7	July 2015	385,370	381,938	(3,432)
Sold Contracts
Coff Robusta Futures	126	July 2015	2,285,382	2,056,320	229,062
Cotton No. 2 Futures	22	July 2015	720,468	707,850	12,618
Lead London Metal Exchange Futures	18	July 2015	873,395	875,025	(1,630)
Lean Hogs Futures	58	August 2015	1,921,245	1,914,000	7,245
LME PRI Aluminium Futures	24	July 2015	1,061,711	1,033,200	28,511
Nickel London Metal Exchange Futures	4	July 2015	314,029	302,304	11,725
S&P 500 E Mini Index Futures	347	June 2015	35,296,333	36,539,100	(1,242,767)
Wheat (CBT) Futures	127	September 2015	3,285,158	3,062,288	222,870
WTI Crude Futures	80	July 2015	4,880,143	4,824,000	56,143

					$(13,662,143)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America	CAD	24,371	USD	19,534	6/18/15	$(57,750)
Bank of America	USD	2,625	RUB	148,695	6/18/15	195,323
Barclays Bank PLC	USD	38,529	NOK	299,834	6/18/15	36,212
BNP Paribas SA	INR	83,602	USD	1,307	6/18/15	258
BNP Paribas SA	USD	2,523	CNY	15,745	6/18/15	48,832
Citibank	USD	2,595	GBP	1,739	6/18/15	62,232
Deutsche Bank AG	NOK	17,117	USD	2,127	6/18/15	(74,282)
Goldman Sachs Bank USA	BRL	14,214	USD	4,471	6/02/15	10,525
Goldman Sachs Bank USA	USD	4,567	BRL	14,214	6/02/15	(105,773)
Goldman Sachs Bank USA	BRL	14,375	USD	4,863	6/18/15	376,098
Goldman Sachs Bank USA	USD	21,536	CAD	26,223	6/18/15	(455,700)
Goldman Sachs Bank USA	USD	10,787	RUB	566,870	6/18/15	(35,206)
HSBC Bank USA	CAD	15,739	USD	12,453	6/18/15	(199,577)
Morgan Stanley & Co., Inc.	EUR	26,728	USD	28,358	6/18/15	(1,003,318)
Northern Trust Co.	USD	4,062	ZAR	50,519	6/18/15	86,707
Royal Bank of Scotland PLC	BRL	10,288	USD	3,236	6/02/15	7,618
Royal Bank of Scotland PLC	USD	3,262	BRL	10,288	6/02/15	(33,066)
Royal Bank of Scotland PLC	AUD	8,438	USD	6,442	6/18/15	(3,593)
Royal Bank of Scotland PLC	GBP	1,057	USD	1,594	6/18/15	(21,532)
Royal Bank of Scotland PLC	JPY	3,196,341	USD	26,401	6/18/15	643,082
Royal Bank of Scotland PLC	USD	3,036	CHF	3,013	6/18/15	171,437
Royal Bank of Scotland PLC	USD	2,647	CNY	16,259	6/18/15	8,643
Royal Bank of Scotland PLC	USD	1,503	IDR	20,453,303	6/18/15	41,395
Royal Bank of Scotland PLC	USD	505	MYR	1,893	6/18/15	12,425
Royal Bank of Scotland PLC	USD	2,033	SGD	2,830	6/18/15	65,316
Royal Bank of Scotland PLC	BRL	10,288	USD	3,163	9/02/15	36,330
Standard Chartered Bank	USD	4,254	HKD	33,011	6/18/15	3,617
State Street Bank & Trust Co.	EUR	1,314	USD	1,490	6/18/15	46,372
State Street Bank & Trust Co.	EUR	5,521	USD	6,024	6/18/15	(41,110)
State Street Bank & Trust Co.	JPY	52,947	USD	445	6/18/15	18,282
State Street Bank & Trust Co.	USD	65	SEK	551	6/18/15	138
UBS AG	BRL	24,502	USD	8,276	6/02/15	586,312
UBS AG	USD	7,708	BRL	24,502	6/02/15	(18,143)
UBS AG	EUR	38,304	USD	41,258	6/18/15	(820,014)
UBS AG	GBP	21,533	USD	31,528	6/18/15	(1,378,588)

						$(1,790,498)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,040	3/30/22	2.263%	3 Month LIBOR	$(165,227)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$63,755	3/26/19	1.790%	CPI#	$31,573
Citibank	1,500	3/27/18	2.450%	CPI#	(105,594)
Deutsche Bank AG	59,114	3/25/25	2.205%	CPI#	72,625
Deutsche Bank AG	59,114	3/25/25	2.205%	CPI#	72,625
Deutsche Bank AG	70,937	3/25/25	2.205%	CPI#	87,150
Deutsche Bank AG	28,794	3/26/25	2.195%	CPI#	48,616
Deutsche Bank AG	57,586	3/26/25	2.170%	CPI#	161,704
Goldman Sachs International	44,336	3/20/25	2.190%	CPI#	81,692
JPMorgan Chase Bank	116,340	3/30/25	2.170%	CPI#	339,895
JPMorgan Chase Bank	116,340	4/01/25	2.170%	CPI#	334,760

					$1,125,046

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
Goldman Sachs International
Bloomberg Commodity Index 2 Months Forwards	250,000	0.11%	$57,111	6/15/15	$(2,466,646)
JPMorgan Chase Bank
Bloomberg Commodity Index 2 Months Forwards	30,915	0.11%	7,062	6/15/15	(305,025)
Bloomberg Commodity Index 2 Months Forwards	87,962	0.11%	20,094	6/15/15	(867,884)
Bloomberg Commodity Index 2 Months Forwards	1,082,620	0.11%	247,319	6/15/15	(10,681,759)

					$(14,321,314)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $2,039,741 or 0.2% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(j)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,130,051 and gross unrealized depreciation of investments was $(50,297,500), resulting in net unrealized depreciation of $(25,167,449).
(k)	An amount of U.S. $4,597,525 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

AB Multi-Asset Real Return Portfolio

COUNTRY BREAKDOWN *

May 31, 2015 (unaudited)

45.0%	United States
7.0%	United Kingdom
4.1%	France
3.3%	Canada
2.9%	Japan
2.4%	Netherlands
2.3%	Australia
2.0%	China
1.9%	Hong Kong
1.4%	Spain
1.4%	Brazil
1.1%	Germany
1.1%	Italy
6.6%	Other
17.5%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Belgium, Denmark, Finland, Greece, India, Indonesia, Ireland, Israel, Jersey (Channel Islands), Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey and United Arab Emirates.

AB Pooling Portfolios

AB Multi-Asset Real Return Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$158,500,870		$90,099,161		$	– 0	–	$248,600,031
Materials	28,595,007		41,257,694			9		69,852,710
Equity: Other	20,453,562		48,656,252			470,833		69,580,647
Utilities	10,288,554		36,959,061			– 0	–	47,247,615
Retail	14,502,397		19,251,331			– 0	–	33,753,728
Residential	13,491,227		16,911,868			990	^	30,404,085
Transportation	7,748,123		15,237,839			– 0	–	22,985,962
Office	7,942,974		6,825,025			– 0	–	14,767,999
Industrials	4,391,952		4,852,985			– 0	–	9,244,937
Food Beverage & Tobacco	5,250,050		224,943			– 0	–	5,474,993
Lodging	5,083,986		356,182			– 0	–	5,440,168
Financial:Other	1,036,180		94,639			– 0	–	1,130,819
Mortgage	884,390		– 0	–		– 0	–	884,390
Real Estate	48,036		265,892			– 0	–	313,928
Inflation-Linked Securities	– 0	–	219,067,917			– 0	–	219,067,917
Investment Companies	2,875,291		– 0	–		– 0	–	2,875,291
Warrants	1,680		890,383			– 0	–	892,063
Rights	– 0	–	– 0	–		566		566
Short-Term Investments	165,539,532		– 0	–		– 0	–	165,539,532
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	37,982,205		– 0	–		– 0	–	37,982,205

Total Investments in Securities	484,616,016		500,951,172			472,398		986,039,586
Other Financial Instruments*:
Assets:
Futures	682,737		– 0	–		– 0	–	682,737
Forward Currency Exchange Contracts	– 0	–	2,457,154			– 0	–	2,457,154
Inflation (CPI) Swaps	– 0	–	1,230,640			– 0	–	1,230,640
Liabilities:
Futures	(14,344,880)		– 0	–		– 0	–	(14,344,880)
Forward Currency Exchange Contracts	– 0	–	(4,247,652)			– 0	–	(4,247,652)
Interest Rate Swaps	– 0	–	(165,227)			– 0	–	(165,227)
Inflation (CPI) Swaps	– 0	–	(105,594)			– 0	–	(105,594)
Total Return Swaps	– 0	–	(14,321,314)			– 0	–	(14,321,314)

Total (a)(b)	$470,953,873		$485,799,179			$472,398		$957,225,450

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(a)	An amount of $10,911,192 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $10,157,576 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials			Common Stocks - Equity: Other			Common Stocks - Residential^
Balance as of 8/31/14		$9		$	– 0	–	$1,077
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–		(142,963)		(87)
Purchases		– 0	–		613,796		– 0	–
Sales		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 5/31/15		$9			$470,833		$990

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$	– 0	–		$(142,963)		$(87)

	Rights			Total
Balance as of 8/31/14	$	– 0	–	$1,086
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		566		(142,484)
Purchases		– 0	–	613,796
Sales		– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 5/31/15		$566		$472,398

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15		$566		$(142,484)

^	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB International Value Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 22.5%
Banks - 15.8%
Banco Macro SA (ADR)	38,630	$1,912,958
Bank Hapoalim BM	680,213	3,564,595
Bank Mandiri Persero Tbk PT (ADR)	197,290	1,617,778
Bank of Baroda	683,200	1,738,018
Bank of China Ltd. - Class H	7,456,000	4,929,674
Bank of Montreal	29,660	1,810,462
Bank of Queensland Ltd.	538,651	5,439,391
China Merchants Bank Co., Ltd. - Class H	844,000	2,550,439
Danske Bank A/S	234,760	6,881,574
ICICI Bank Ltd.	487,500	2,419,859
ING Groep NV	434,820	7,179,558
Intesa Sanpaolo SpA	949,490	3,439,702
Mitsubishi UFJ Financial Group, Inc.	1,426,900	10,521,676
Shinhan Financial Group Co., Ltd.	69,730	2,610,294
Societe Generale SA (a)	77,120	3,593,340
Toronto-Dominion Bank (The)	77,410	3,370,659
UniCredit SpA	625,040	4,385,288

		67,965,265

Diversified Financial Services - 2.1%
Challenger Ltd./Australia	548,460	2,870,225
ORIX Corp.	391,600	6,174,438

		9,044,663

Insurance - 3.4%
AIA Group Ltd.	529,600	3,469,767
Assicurazioni Generali SpA	307,617	5,957,916
Aviva PLC	376,519	3,020,052
Suncorp Group Ltd.	215,552	2,222,811

		14,670,546

Real Estate Management & Development - 0.7%
Lend Lease Group	223,603	2,831,608

Thrifts & Mortgage Finance - 0.5%
LIC Housing Finance Ltd.	323,207	2,118,810

		96,630,892

Consumer Discretionary - 17.9%
Auto Components - 6.2%
Aisin Seiki Co., Ltd.	118,800	5,460,994
Magna International, Inc. (New York) - Class A	90,470	5,202,930
Nokian Renkaat Oyj	88,260	2,847,924
Plastic Omnium SA	79,652	2,257,990
Sumitomo Electric Industries Ltd.	391,100	6,219,768
Valeo SA (a)	28,010	4,462,023

		26,451,629

Automobiles - 5.7%
Chongqing Changan Automobile Co., Ltd. - Class B (b)	799,461	2,126,245
Great Wall Motor Co., Ltd. - Class H	316,000	2,022,322
Honda Motor Co., Ltd.	210,700	7,244,934
Hyundai Motor Co.	12,460	1,770,757

Company	Shares	U.S. $ Value
Isuzu Motors Ltd.	216,600	2,932,997
Peugeot SA (b)	259,170	5,394,550
Tata Motors Ltd.	365,993	2,760,515
Tata Motors Ltd.1 - Class A	91,246	429,386

		24,681,706

Media - 3.7%
Liberty Global PLC - Class A (a)(b)	12,989	747,257
Liberty Global PLC - Series C (b)	161,475	8,679,281
Vivendi SA	259,971	6,605,613

		16,032,151

Specialty Retail - 1.9%
Foschini Group Ltd. (The)	206,500	2,767,487
Kingfisher PLC	457,510	2,595,783
Yamada Denki Co., Ltd. (a)	718,900	3,017,293

		8,380,563

Textiles, Apparel & Luxury Goods - 0.4%
Kering	8,840	1,551,043

		77,097,092

Industrials - 10.9%
Aerospace & Defense - 2.8%
Airbus Group NV (a)	123,578	8,410,779
Safran SA	53,049	3,749,899

		12,160,678

Air Freight & Logistics - 0.7%
Royal Mail PLC	358,940	2,875,935

Airlines - 3.0%
Air Canada (b)	154,690	1,711,591
International Consolidated Airlines Group SA (b)	823,020	6,987,951
Qantas Airways Ltd. (b)	1,618,868	4,343,534

		13,043,076

Machinery - 1.1%
JTEKT Corp.	260,600	4,748,101

Marine - 1.7%
AP Moeller - Maersk A/S - Class B	937	1,806,063
Nippon Yusen KK	1,840,000	5,538,454

		7,344,517

Road & Rail - 1.6%
Canadian National Railway Co.	26,450	1,569,006
Central Japan Railway Co.	30,200	5,233,740

		6,802,746

		46,975,053

Telecommunication Services - 10.2%
Diversified Telecommunication Services - 5.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,017,409	1,702,147
BT Group PLC	662,300	4,529,793

Company	Shares	U.S. $ Value
China Telecom Corp., Ltd. - Class H	6,020,000	4,077,945
Nippon Telegraph & Telephone Corp.	122,800	8,492,796
Telefonica Brasil SA (Preference Shares)	298,100	4,196,022

		22,998,703

Wireless Telecommunication Services - 4.8%
China Mobile Ltd.	310,000	4,090,858
Rogers Communications, Inc. - Class B	39,100	1,345,359
SK Telecom Co., Ltd.	9,460	2,091,234
Sunrise Communications Group AG (b)(c)	28,049	2,316,476
Turkcell Iletisim Hizmetleri AS	634,690	2,766,347
Vodafone Group PLC	2,076,622	8,117,494

		20,727,768

		43,726,471

Information Technology - 9.2%
Electronic Equipment, Instruments & Components - 0.6%
Largan Precision Co., Ltd.	25,000	2,773,509

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Semiconductor Engineering, Inc.	1,731,000	2,468,631
Infineon Technologies AG	290,400	3,792,492
Novatek Microelectronics Corp.	778,000	4,225,428
SCREEN Holdings Co., Ltd.	677,000	5,188,572
Sumco Corp.	355,200	5,340,641
Tokyo Electron Ltd.	72,300	4,646,662

		25,662,426

Technology Hardware, Storage & Peripherals - 2.6%
Casetek Holdings Ltd.	436,000	3,067,241
Catcher Technology Co., Ltd.	192,000	2,241,309
Samsung Electronics Co., Ltd.	5,070	5,964,218

		11,272,768

		39,708,703

Energy - 7.8%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a)(c)	218,407	1,282,072

Oil, Gas & Consumable Fuels - 7.5%
BG Group PLC	480,340	8,372,571
Canadian Natural Resources Ltd.	71,310	2,200,770
JX Holdings, Inc.	1,425,800	6,286,565
Lukoil OAO (London) (Sponsored ADR)	41,610	1,986,461
Petroleo Brasileiro SA (Sponsored ADR) (b)	424,870	3,284,245
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	131,552	3,922,505
TOTAL SA	119,820	6,046,772

		32,099,889

		33,381,961

Health Care - 6.1%
Biotechnology - 0.6%
Actelion Ltd. (REG) (b)	18,260	2,554,324

Company	Shares	U.S. $ Value
Pharmaceuticals - 5.5%
GlaxoSmithKline PLC	513,310	11,405,339
Roche Holding AG	39,580	12,066,802

		23,472,141

		26,026,465

Materials - 5.8%
Chemicals - 3.4%
Agrium, Inc. (Toronto)	21,690	2,253,241
Arkema SA	45,342	3,362,570
JSR Corp.	290,000	5,263,458
Koninklijke DSM NV	64,989	3,847,393

		14,726,662

Construction Materials - 1.0%
Boral Ltd.	926,990	4,419,081

Metals & Mining - 0.4%
Goldcorp, Inc.	81,350	1,444,362

Paper & Forest Products - 1.0%
Mondi PLC	188,344	4,254,767

		24,844,872

Utilities - 4.2%
Electric Utilities - 3.1%
EDP - Energias de Portugal SA (a)	1,798,260	7,015,343
Electricite de France SA (a)	155,350	3,815,689
Enel SpA	547,768	2,662,556

		13,493,588

Independent Power and Renewable Electricity Producers - 0.5%
Huadian Power International Corp., Ltd. - Class H	2,020,000	2,332,350

Water Utilities - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	419,400	2,441,663

		18,267,601

Consumer Staples - 3.9%
Beverages - 0.4%
Asahi Group Holdings Ltd.	51,200	1,636,446

Food & Staples Retailing - 1.8%
Delhaize Group SA	65,530	5,849,348
X5 Retail Group NV (GDR) (b)(c)	98,645	1,927,045

		7,776,393

Tobacco - 1.7%
Imperial Tobacco Group PLC	145,980	7,527,846

		16,940,685

Total Common Stocks (cost $394,501,222)		423,599,795

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (d)(e) (cost $2,929,435)	2,929,435	2,929,435

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $397,430,657)		426,529,230

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%
Investment Companies - 5.8%
AB Exchange Reserves - Class I, 0.07% (d)(e) (cost $24,912,882)	24,912,882	24,912,882

Total Investments - 105.0% (cost $422,343,539) (f)		451,442,112
Other assets less liabilities - (5.0)% (g)		(21,453,350)

Net Assets - 100.0%		$429,988,762

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	66	June 2015	$2,632,254	$2,582,016	$(50,238)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,469	CAD	1,798	8/13/15	$(24,354)
BNP Paribas SA	AUD	2,024	USD	1,596	8/13/15	54,767
BNP Paribas SA	USD	25,910	GBP	16,838	8/13/15	(188,121)
Citibank	CAD	6,182	USD	4,947	8/13/15	(18,371)
Citibank	USD	5,878	AUD	7,392	8/13/15	(248,732)
Citibank	USD	1,937	CAD	2,341	8/13/15	(57,063)
Deutsche Bank AG	AUD	3,734	USD	2,842	8/13/15	(1,472)
Goldman Sachs Bank USA	BRL	11,366	USD	3,689	6/02/15	122,310
Goldman Sachs Bank USA	USD	3,576	BRL	11,366	6/02/15	(8,416)
Goldman Sachs Bank USA	JPY	1,598,509	USD	12,919	8/13/15	28,276
Goldman Sachs Bank USA	USD	5,133	JPY	614,062	8/13/15	(181,079)
HSBC Bank USA	USD	9,845	CAD	11,786	8/13/15	(377,741)
HSBC Bank USA	USD	6,881	NZD	9,210	8/13/15	(389,327)
Morgan Stanley & Co., Inc.	BRL	11,366	USD	3,576	6/02/15	8,416
Morgan Stanley & Co., Inc.	USD	3,608	BRL	11,366	6/02/15	(41,107)
Morgan Stanley & Co., Inc.	BRL	11,366	USD	3,573	7/02/15	43,647
Northern Trust Co.	GBP	1,201	USD	1,805	8/13/15	(29,993)
Royal Bank of Scotland PLC	ILS	12,510	USD	3,233	8/13/15	(907)
Royal Bank of Scotland PLC	JPY	156,743	USD	1,302	8/13/15	37,766

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	TWD	94,856	USD	3,086	8/13/15	$2,290
Societe Generale SA	NZD	5,572	USD	3,940	8/13/15	12,298
Standard Chartered Bank	EUR	7,168	USD	8,140	8/13/15	259,709
Standard Chartered Bank	GBP	3,034	USD	4,623	8/13/15	(11,623)
Standard Chartered Bank	JPY	4,703,105	USD	39,386	8/13/15	1,458,322
Standard Chartered Bank	USD	5,216	SEK	42,613	8/13/15	(210,868)
State Street Bank & Trust Co.	EUR	3,744	USD	4,117	8/13/15	718
State Street Bank & Trust Co.	GBP	2,993	USD	4,606	8/13/15	33,904
State Street Bank & Trust Co.	USD	3,802	CHF	3,460	8/13/15	(110,199)
UBS AG	USD	4,310	CHF	4,029	8/13/15	(11,337)

						$151,713

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $5,525,593 or 1.3% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,835,273 and gross unrealized depreciation of investments was $(19,736,700), resulting in net unrealized appreciation of $29,098,573.
(g)	An amount of U.S.$264,090 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

AB International Value Portfolio

Country Breakdown*

May 31, 2015 (unaudited)

22.0%	Japan
15.2%	United Kingdom
11.5%	France
5.2%	China
5.2%	Australia
4.9%	Canada
4.0%	Switzerland
3.9%	Italy
3.5%	Netherlands
3.5%	Taiwan
2.9%	South Korea
2.3%	Brazil
2.2%	India
2.0%	Denmark
11.0%	Other
0.7%	Short-Term

100.0%

*	All data are as of May 31, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.6% or less in the following countries: Argentina, Belgium, Finland, Germany, Hong Kong, Indonesia, Israel, Norway, Portugal, Russia, South Africa, Turkey and United States.

AB Pooling Portfolios

AB International Value Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Financials	$8,711,857		$87,919,035		$	– 0	–	$96,630,892
Consumer Discretionary	14,629,468		62,467,624			– 0	–	77,097,092
Industrials	3,280,597		43,694,456			– 0	–	46,975,053
Telecommunication Services	5,541,381		38,185,090			– 0	–	43,726,471
Information Technology	– 0	–	39,708,703			– 0	–	39,708,703
Energy	7,471,476		25,910,485			– 0	–	33,381,961
Health Care	– 0	–	26,026,465			– 0	–	26,026,465
Materials	3,697,603		21,147,269			– 0	–	24,844,872
Utilities	2,441,663		15,825,938			– 0	–	18,267,601
Consumer Staples	– 0	–	16,940,685			– 0	–	16,940,685
Short-Term Investments	2,929,435		– 0	–		– 0	–	2,929,435
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	24,912,882		– 0	–		– 0	–	24,912,882

Total Investments in Securities	73,616,362		377,825,750	+		– 0	–	451,442,112
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	2,062,423			– 0	–	2,062,423
Liabilities:
Futures	– 0	–	(50,238)			– 0	–	(50,238)
Forward Currency Exchange Contracts	– 0	–	(1,910,710)			– 0	–	(1,910,710)

Total^	$73,616,362		$377,927,225		$	– 0	–	$451,543,587

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB International Growth Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 25.5%
Banks - 1.8%
Axis Bank Ltd.	391,460	$3,582,366
HDFC Bank Ltd.	249,610	4,093,932

		7,676,298

Capital Markets - 4.9%
Partners Group Holding AG	13,260	4,157,996
UBS Group AG (a)	783,783	16,868,416

		21,026,412

Consumer Finance - 1.1%
Muthoot Finance Ltd.	758,522	2,347,435
Shriram Transport Finance Co., Ltd.	177,460	2,287,082

		4,634,517

Insurance - 11.1%
Admiral Group PLC	405,451	9,237,971
AIA Group Ltd.	2,515,800	16,482,703
BB Seguridade Participacoes SA	550,900	5,766,097
Prudential PLC	651,420	16,233,084

		47,719,855

Real Estate Management & Development - 4.0%
Ayala Land, Inc.	3,991,800	3,579,990
China Overseas Land & Investment Ltd.	1,028,000	3,695,548
Global Logistic Properties Ltd.	4,979,000	10,188,557

		17,464,095

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp. Ltd.	572,720	11,050,806

		109,571,983

Consumer Discretionary - 24.8%
Auto Components - 1.2%
Continental AG	21,980	5,082,806

Automobiles - 4.5%
Toyota Motor Corp.	278,600	19,217,964

Diversified Consumer Services - 3.4%
Estacio Participacoes SA	800,200	4,595,820
Kroton Educacional SA	1,200,700	4,307,191
TAL Education Group (ADR) (a)(b)	153,152	5,547,165

		14,450,176

Hotels, Restaurants & Leisure - 4.7%
Ajisen China Holdings Ltd.	51,800	31,093
Melco International Development Ltd. (b)	2,358,000	3,573,287
Merlin Entertainments PLC (c)	551,008	3,869,734
Sodexo SA	104,026	10,721,636
Yum! Brands, Inc.	23,860	2,150,025

		20,345,775

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 1.1%
Vipshop Holdings Ltd. (ADR) (a)	197,370	4,928,329

Media - 0.8%
CTS Eventim AG & Co. KGaA	95,760	3,407,612

Multiline Retail - 1.3%
B&M European Value Retail SA	938,797	4,681,222
Matahari Department Store Tbk PT	766,500	1,008,954

		5,690,176

Specialty Retail - 2.5%
L’Occitane International SA	563,000	1,659,161
Sports Direct International PLC (a)	895,141	9,257,007

		10,916,168

Textiles, Apparel & Luxury Goods - 5.3%
Cie Financiere Richemont SA	93,994	8,118,317
Eclat Textile Co., Ltd. (a)	264,800	3,888,729
Global Brands Group Holding Ltd. (a)	5,628,000	1,254,542
HUGO BOSS AG	41,365	4,727,870
Samsonite International SA	1,040,600	3,782,543
Titan Co., Ltd.	153,450	905,022

		22,677,023

		106,716,029

Industrials - 15.4%
Aerospace & Defense - 2.0%
Zodiac Aerospace	237,990	8,667,984

Building Products - 0.5%
Assa Abloy AB - Class B	36,160	2,135,841

Commercial Services & Supplies - 4.1%
APR Energy PLC	445,028	2,508,167
Babcock International Group PLC	671,755	11,584,357
Regus PLC	869,298	3,440,470

		17,532,994

Professional Services - 6.3%
51job, Inc. (ADR) (a)(b)	25,336	786,430
Bureau Veritas SA (b)	383,708	8,783,365
Capita PLC	464,780	8,910,612
Teleperformance	116,870	8,607,709

		27,088,116

Road & Rail - 0.7%
CAR, Inc. (a)(b)	572,000	1,368,228
Globaltrans Investment PLC (Sponsored GDR) (a)(c)	247,041	1,415,545

		2,783,773

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 1.8%
Brenntag AG	39,410	2,384,005
Bunzl PLC	189,660	5,506,091

		7,890,096

		66,098,804

Health Care - 9.2%
Health Care Equipment & Supplies - 1.9%
Essilor International SA	16,260	1,983,595
Sartorius AG (Preference Shares)	34,470	6,071,214

		8,054,809

Life Sciences Tools & Services - 2.7%
Eurofins Scientific SE (b)	38,509	11,697,169

Pharmaceuticals - 4.6%
Aspen Pharmacare Holdings Ltd. (a)	33,680	1,013,601
Novo Nordisk A/S - Class B	174,151	9,879,639
Roche Holding AG	7,090	2,161,537
Sun Pharmaceutical Industries Ltd.	433,917	6,585,571

		19,640,348

		39,392,326

Consumer Staples - 8.8%
Food & Staples Retailing - 2.7%
CP ALL PCL	844,800	1,148,918
Lenta Ltd. (GDR) (a)(c)	558,381	4,746,238
Magnit PJSC (Sponsored GDR) (c)	42,200	2,200,730
Olam International Ltd.	2,358,370	3,469,262

		11,565,148

Household Products - 0.5%
Henkel AG & Co. KGaA	21,120	2,165,473

Personal Products - 1.0%
L’Oreal SA	22,810	4,302,001

Tobacco - 4.6%
British American Tobacco PLC	298,999	16,515,217
Japan Tobacco, Inc.	90,600	3,287,871

		19,803,088

		37,835,710

Information Technology - 7.8%
Internet Software & Services - 4.6%
Baidu, Inc. (Sponsored ADR) (a)	56,813	11,214,886
Tencent Holdings Ltd.	414,800	8,293,571

		19,508,457

IT Services - 0.8%
Tata Consultancy Services Ltd.	85,770	3,520,644

Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	614,000	2,920,821

Software - 1.7%
Dassault Systemes (b)	94,850	7,401,153

		33,351,075

Company	Shares	U.S. $ Value
Materials - 5.1%
Chemicals - 5.1%
Chr Hansen Holding A/S	75,350	3,675,455
Essentra PLC	1,183,057	18,106,940

		21,782,395

Telecommunication Services - 2.4%
Wireless Telecommunication Services - 2.4%
SoftBank Corp.	134,700	8,018,292
Tower Bersama Infrastructure Tbk PT	3,402,500	2,423,796

		10,442,088

Total Common Stocks (cost $370,257,746)		425,190,410

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (d)(e) (cost $116,585)	116,585	116,585

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $370,374,331)		425,306,995

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%
Investment Companies - 6.0%
AB Exchange Reserves - Class I, 0.07% (d)(e) (cost $25,906,693)	25,906,693	25,906,693

Total Investments - 105.0% (cost $396,281,024) (f)		451,213,688
Other assets less liabilities - (5.0)%		(21,659,401)

Net Assets - 100.0%		$429,554,287

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	4,773	USD	7,478	9/17/15	$188,023
Deutsche Bank AG	USD	15,731	JPY	1,877,563	6/18/15	(600,069)
HSBC Bank USA	BRL	14,206	USD	4,469	6/02/15	10,519
HSBC Bank USA	USD	4,675	BRL	14,206	6/02/15	(216,101)
HSBC Bank USA	USD	28,642	CAD	36,201	6/18/15	459,042
HSBC Bank USA	USD	727	GBP	495	6/18/15	29,315
HSBC Bank USA	USD	1,891	SGD	2,588	6/18/15	28,379
JPMorgan Chase Bank	EUR	4,966	USD	5,654	6/18/15	198,292
Morgan Stanley & Co., Inc.	EUR	9,972	USD	11,176	6/18/15	221,853
Northern Trust Co.	USD	1,303	EUR	1,160	6/18/15	(29,159)
Royal Bank of Scotland PLC	BRL	14,206	USD	4,842	6/02/15	383,061

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	4,469	BRL	14,206	6/02/15	$(10,519)
Royal Bank of Scotland PLC	GBP	14,041	USD	21,172	6/18/15	(286,031)
Royal Bank of Scotland PLC	JPY	1,197,009	USD	9,887	6/18/15	240,830
Royal Bank of Scotland PLC	USD	1,949	GBP	1,270	6/18/15	(7,681)
Royal Bank of Scotland PLC	USD	10,727	SGD	14,931	6/18/15	344,606
Standard Chartered Bank	HKD	138,964	USD	17,906	6/18/15	(15,225)
State Street Bank & Trust Co.	SGD	1,207	USD	910	6/18/15	15,027
State Street Bank & Trust Co.	USD	4,577	EUR	4,327	6/18/15	175,880
State Street Bank & Trust Co.	USD	835	GBP	569	6/18/15	34,777
UBS AG	EUR	13,964	USD	15,041	6/18/15	(298,942)

						$865,877

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $12,232,247 or 2.8% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,545,836 and gross unrealized depreciation of investments was $(16,613,172), resulting in net unrealized appreciation of $54,932,664.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company

INTERNATIONAL GROWTH PORTFOLIO

Country Breakdown*

May 31, 2015 (unaudited)

25.8%	United Kingdom
14.6%	France
8.4%	China
8.1%	India
7.4%	Switzerland
7.2%	Japan
6.3%	Hong Kong
5.6%	Germany
3.5%	Brazil
3.2%	Singapore
3.2%	Denmark
2.0%	Russia
1.6%	Taiwan
0.8%	Philippines
2.3%	Other
0.0%	Short-Term

100.0%

*	All data are as of May 31, 2015. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following countries: Indonesia, South Africa, Sweden, Thailand and United States.

AB Pooling Portfolios

AB International Growth Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$10,400,614		$99,171,369		$	– 0	–	$109,571,983
Consumer Discretionary	31,276,525		75,439,504			– 0	–	106,716,029
Industrials	13,317,851		52,780,953			– 0	–	66,098,804
Health Care	6,585,571		32,806,755			– 0	–	39,392,326
Consumer Staples	6,946,968		30,888,742			– 0	–	37,835,710
Information Technology	14,735,530		18,615,545			– 0	–	33,351,075
Materials	– 0	–	21,782,395			– 0	–	21,782,395
Telecommunication Services	– 0	–	10,442,088			– 0	–	10,442,088
Short-Term Investments	116,585		– 0	–		– 0	–	116,585
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	25,906,693		– 0	–		– 0	–	25,906,693

Total Investments in Securities	109,286,337		341,927,351	+		– 0	–	451,213,688
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	2,329,604			– 0	–	2,329,604
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,463,727)			– 0	–	(1,463,727)

Total (a)(b)	$109,286,337		$342,793,228		$	– 0	–	$452,079,565

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)	An amount of $ 8,280,092 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $ 23,711,148 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor modeling tools was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 27.1%
Banks - 9.0%
Associated Banc-Corp	117,860	$2,235,804
Comerica, Inc.	76,090	3,724,606
First Niagara Financial Group, Inc.	254,098	2,264,013
Huntington Bancshares, Inc./OH	363,380	4,044,419
Popular, Inc. (a)	84,587	2,748,232
Susquehanna Bancshares, Inc.	212,923	2,957,500
Synovus Financial Corp.	89,320	2,592,066
Webster Financial Corp.	74,800	2,834,172
Zions Bancorporation	158,970	4,591,054

		27,991,866

Capital Markets - 1.0%
E*TRADE Financial Corp. (a)	104,790	3,087,113

Consumer Finance - 1.2%
SLM Corp. (a)	378,010	3,878,383

Insurance - 9.6%
American Financial Group, Inc./OH	72,940	4,631,690
Aspen Insurance Holdings Ltd.	91,510	4,242,404
CNO Financial Group, Inc.	269,230	4,846,140
First American Financial Corp.	88,620	3,164,620
Hanover Insurance Group, Inc. (The)	58,680	4,176,843
StanCorp Financial Group, Inc.	66,727	4,952,478
Validus Holdings Ltd.	85,740	3,679,103

		29,693,278

Real Estate Investment Trusts (REITs) - 5.1%
DDR Corp.	153,790	2,602,127
DiamondRock Hospitality Co.	250,230	3,295,529
Gramercy Property Trust, Inc.	66,180	1,761,050
LTC Properties, Inc.	87,710	3,691,714
Mid-America Apartment Communities, Inc.	33,000	2,520,870
STAG Industrial, Inc.	85,110	1,812,843

		15,684,133

Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd. (a)	144,450	3,684,919

		84,019,692

Information Technology - 18.4%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	242,790	3,002,098
Finisar Corp. (a)	150,420	3,294,198

		6,296,296

Electronic Equipment, Instruments & Components - 7.9%
Arrow Electronics, Inc. (a)	62,410	3,793,904
Avnet, Inc.	106,360	4,680,904
CDW Corp./DE	95,260	3,534,146
Celestica, Inc. (a)	33,097	423,642
Insight Enterprises, Inc. (a)	80,883	2,372,298
Keysight Technologies, Inc. (a)	96,140	3,159,160

Company	Shares	U.S. $ Value
TTM Technologies, Inc. (a)	245,918	2,429,670
Vishay Intertechnology, Inc.	324,760	4,228,375

		24,622,099

IT Services - 3.1%
Amdocs Ltd.	50,160	2,751,276
Booz Allen Hamilton Holding Corp.	158,550	4,019,242
Genpact Ltd. (a)	124,350	2,796,632

		9,567,150

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)(b)	387,060	882,497
Fairchild Semiconductor International, Inc. (a)	245,820	4,896,734
Lam Research Corp.	39,600	3,257,100

		9,036,331

Software - 1.0%
Electronic Arts, Inc. (a)	46,610	2,925,011

Technology Hardware, Storage & Peripherals - 1.5%
NCR Corp. (a)	153,600	4,615,680

		57,062,567

Consumer Discretionary - 18.1%
Auto Components - 3.8%
Dana Holding Corp.	157,080	3,419,632
Lear Corp.	33,620	3,900,592
Tenneco, Inc. (a)	73,790	4,332,949

		11,653,173

Automobiles - 0.9%
Thor Industries, Inc.	45,550	2,782,649

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	184,750	4,149,485

Household Durables - 2.7%
Helen of Troy Ltd. (a)	28,780	2,517,962
Meritage Homes Corp. (a)	83,120	3,645,643
PulteGroup, Inc.	108,460	2,080,263

		8,243,868

Multiline Retail - 2.4%
Big Lots, Inc.	99,460	4,366,294
Dillard’s, Inc.-Class A	26,860	3,116,029

		7,482,323

Specialty Retail - 5.8%
Caleres, Inc.	90,723	2,806,063
Children’s Place, Inc. (The)	67,570	4,419,078
GameStop Corp.-Class A (b)	88,290	3,832,669
Office Depot, Inc. (a)	498,090	4,617,294
Pier 1 Imports, Inc. (b)	185,110	2,352,748

		18,027,852

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	248,550	3,738,192

		56,077,542

Industrials - 14.5%
Aerospace & Defense - 1.4%
Spirit AeroSystems Holdings, Inc.-Class A (a)	76,910	4,198,517

Construction & Engineering - 4.1%
AECOM (a)	107,094	3,537,315
EMCOR Group, Inc.	66,250	3,005,763
Granite Construction, Inc.	100,650	3,608,302
Tutor Perini Corp. (a)	124,250	2,604,280

		12,755,660

Electrical Equipment - 2.0%
General Cable Corp.	100,100	1,890,889
Regal Beloit Corp.	55,210	4,316,870

		6,207,759

Machinery - 3.1%
ITT Corp.	74,640	3,185,635
Oshkosh Corp.	74,590	3,741,434
Terex Corp.	113,450	2,805,619

		9,732,688

Professional Services - 0.7%
Korn/Ferry International	66,230	2,125,320

Road & Rail - 1.9%
Con-way, Inc.	60,370	2,443,174
Ryder System, Inc.	38,140	3,495,531

		5,938,705

Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	56,250	4,042,125

		45,000,774

Utilities - 4.9%
Electric Utilities - 2.3%
PNM Resources, Inc.	144,670	3,846,776
Westar Energy, Inc.	91,481	3,354,608

		7,201,384

Gas Utilities - 2.6%
Southwest Gas Corp.	65,650	3,575,299
UGI Corp.	119,755	4,478,837

		8,054,136

		15,255,520

Materials - 4.6%
Chemicals - 2.1%
A Schulman, Inc.	86,342	3,692,847
Huntsman Corp.	125,130	2,807,917

		6,500,764

Company	Shares	U.S. $ Value
Containers & Packaging - 1.7%
Avery Dennison Corp.	45,720	2,830,525
Graphic Packaging Holding Co.	166,320	2,368,397

		5,198,922

Metals & Mining - 0.8%
Steel Dynamics, Inc.	120,160	2,620,690

		14,320,376

Health Care - 3.5%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc. (a)	48,778	3,672,495
Molina Healthcare, Inc. (a)	40,420	2,940,151
WellCare Health Plans, Inc. (a)	47,870	4,101,023

		10,713,669

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Bill Barrett Corp. (a)(b)	164,980	1,456,773
Rosetta Resources, Inc. (a)	199,270	4,654,947
SM Energy Co.	78,420	4,102,935

		10,214,655

Consumer Staples - 3.0%
Food Products - 3.0%
Dean Foods Co.	268,265	4,941,441
Ingredion, Inc.	53,250	4,364,903

		9,306,344

Total Common Stocks (cost $244,947,393)		301,971,139

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $8,324,871)	8,324,871	8,324,871

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $253,272,264)		310,296,010

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%
Investment Companies - 2.7%
AB Exchange Reserves-Class I, 0.07% (c)(d) (cost $8,443,768)	8,443,768	8,443,768

U.S. $ Value
Total Investments - 102.8% (cost $261,716,032) (e)	318,739,778
Other assets less liabilities - (2.8)%	(8,608,715)

Net Assets - 100.0%	$310,131,063

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,112,869 and gross unrealized depreciation of investments was $(8,089,123), resulting in net unrealized appreciation of $57,023,746.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Pooling Portfolios

AB Small-Mid Cap Value Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$301,971,139	$	– 0	–	$	– 0	–	$301,971,139
Short-Term Investments	8,324,871		– 0	–		– 0	–	8,324,871
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,443,768		– 0	–		– 0	–	8,443,768

Total Investments in Securities	318,739,778		– 0	–		– 0	–	318,739,778
Other Financial Instruments**

Total^	$318,739,778	$	– 0	–	$	– 0	–	$318,739,778

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Information Technology - 25.6%
Communications Equipment - 1.6%
Palo Alto Networks, Inc. (a)	29,051	$4,923,854

Electronic Equipment, Instruments & Components - 1.6%
Zebra Technologies Corp.-Class A (a)	45,607	5,000,352

Internet Software & Services - 4.2%
CoStar Group, Inc. (a)	28,138	5,878,309
GrubHub, Inc. (a)	62,500	2,520,000
HomeAway, Inc. (a)	89,554	2,513,781
Pandora Media, Inc. (a)	115,803	2,162,042

		13,074,132

IT Services - 2.3%
Vantiv, Inc.-Class A (a)	104,900	4,196,000
VeriFone Systems, Inc. (a)	77,254	2,948,785

		7,144,785

Semiconductors & Semiconductor Equipment - 3.8%
Cavium, Inc. (a)	46,245	3,254,261
Intersil Corp.-Class A	134,074	1,809,999
Mellanox Technologies Ltd. (a)	51,427	2,587,807
ON Semiconductor Corp. (a)	333,909	4,427,633

		12,079,700

Software - 12.1%
Aspen Technology, Inc. (a)	50,041	2,141,755
Barracuda Networks, Inc. (a)	98,570	3,877,744
Cadence Design Systems, Inc. (a)	259,785	5,141,145
Guidewire Software, Inc. (a)	68,338	3,310,976
NetSuite, Inc. (a)	28,288	2,642,665
ServiceNow, Inc. (a)	64,630	4,951,304
SolarWinds, Inc. (a)	106,260	5,042,037
Tableau Software, Inc.-Class A (a)	36,463	4,127,976
Take-Two Interactive Software, Inc. (a)	96,537	2,642,218
Ultimate Software Group, Inc. (The) (a)	24,275	3,927,452

		37,805,272

		80,028,095

Industrials - 20.0%
Aerospace & Defense - 3.3%
Hexcel Corp.	115,467	5,685,595
TransDigm Group, Inc.	21,064	4,761,306

		10,446,901

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	76,777	3,519,458

Electrical Equipment - 1.2%
AMETEK, Inc.	67,638	3,636,219

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	49,693	4,927,061

Machinery - 6.7%
Actuant Corp.-Class A	25,442	597,887
IDEX Corp.	61,443	4,747,086
Lincoln Electric Holdings, Inc.	63,021	4,235,641
Middleby Corp. (The) (a)	57,048	6,201,118
Valmont Industries, Inc. (b)	27,025	3,363,261
Wabtec Corp./DE	16,840	1,689,052

		20,834,045

Marine - 1.4%
Kirby Corp. (a)	56,774	4,355,133

Professional Services - 1.9%
Robert Half International, Inc.	104,686	5,901,150

Road & Rail - 1.2%
Genesee & Wyoming, Inc.-Class A (a)	47,914	3,945,239

Trading Companies & Distributors - 1.6%
United Rentals, Inc. (a)	46,472	4,131,826
Watsco, Inc.	6,635	835,479

		4,967,305

		62,532,511

Health Care - 20.0%
Biotechnology - 6.9%
Achillion Pharmaceuticals, Inc. (a)	109,949	1,087,396
Agios Pharmaceuticals, Inc. (a)(b)	9,078	1,107,698
Alder Biopharmaceuticals, Inc. (a)	42,115	1,790,730
Dyax Corp. (a)	62,800	1,654,152
Isis Pharmaceuticals, Inc. (a)(b)	29,251	1,969,177
KYTHERA Biopharmaceuticals, Inc. (a)(b)	22,352	1,125,870
Medivation, Inc. (a)	32,781	4,328,731
PTC Therapeutics, Inc. (a)(b)	21,520	1,250,097
Puma Biotechnology, Inc. (a)(b)	11,501	2,247,870
Receptos, Inc. (a)	10,135	1,671,160
Sage Therapeutics, Inc. (a)	22,115	1,655,750
TESARO, Inc. (a)	29,332	1,723,548

		21,612,179

Health Care Equipment & Supplies - 5.1%
Align Technology, Inc. (a)	66,185	4,015,444
DBV Technologies SA (Sponsored ADR) (a)	52,543	1,236,862
DexCom, Inc. (a)	59,584	4,273,365
HeartWare International, Inc. (a)(b)	34,078	2,513,934
Sirona Dental Systems, Inc. (a)	40,346	3,982,957

		16,022,562

Health Care Providers & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	83,664	6,202,849

Company	Shares	U.S. $ Value
Envision Healthcare Holdings, Inc. (a)	92,820	3,429,699
Premier, Inc.-Class A (a)	92,826	3,557,092

		13,189,640

Life Sciences Tools & Services - 1.0%
ICON PLC (a)	45,686	2,963,651
Quintiles Transnational Holdings, Inc. (a)	2,225	155,105

		3,118,756

Pharmaceuticals - 2.8%
Akorn, Inc. (a)	25,775	1,183,073
GW Pharmaceuticals PLC (ADR) (a)(b)	15,456	1,763,684
Jazz Pharmaceuticals PLC (a)	24,156	4,332,379
Tetraphase Pharmaceuticals, Inc. (a)	30,538	1,309,469

		8,588,605

		62,531,742

Consumer Discretionary - 17.0%
Diversified Consumer Services - 2.8%
Bright Horizons Family Solutions, Inc. (a)	80,299	4,470,245
Grand Canyon Education, Inc. (a)	96,766	4,132,876

		8,603,121

Hotels, Restaurants & Leisure - 4.2%
Buffalo Wild Wings, Inc. (a)	13,961	2,131,426
Habit Restaurants, Inc. (The) (a)	93,398	3,281,072
Norwegian Cruise Line Holdings Ltd. (a)	71,827	3,918,881
Wyndham Worldwide Corp.	46,303	3,931,588

		13,262,967

Household Durables - 1.3%
Tempur Sealy International, Inc. (a)	68,427	4,077,565

Leisure Products - 0.2%
Polaris Industries, Inc.	4,243	606,961

Media - 1.5%
AMC Networks, Inc.-Class A (a)	59,160	4,649,384

Specialty Retail - 6.0%
Five Below, Inc. (a)	102,356	3,403,337
Lithia Motors, Inc.-Class A	11,500	1,224,175
Select Comfort Corp. (a)	128,231	3,994,396
Tractor Supply Co.	51,638	4,499,735
Ulta Salon Cosmetics & Fragrance, Inc. (a)	36,762	5,610,616

		18,732,259

Textiles, Apparel & Luxury Goods - 1.0%
Under Armour, Inc.-Class A (a)	39,431	3,091,785

		53,024,042

Company	Shares	U.S. $ Value
Financials - 8.5%
Banks - 4.9%
First Republic Bank/CA	58,391	3,535,575
Iberiabank Corp.	49,544	3,184,193
Signature Bank/New York NY (a)	32,761	4,575,074
SVB Financial Group (a)	30,406	4,102,073

		15,396,915

Capital Markets - 3.6%
Affiliated Managers Group, Inc. (a)	14,965	3,347,072
Lazard Ltd.-Class A	84,064	4,670,596
Stifel Financial Corp. (a)	58,939	3,139,091

		11,156,759

		26,553,674

Energy - 2.8%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	38,296	1,600,390
Oceaneering International, Inc.	46,920	2,383,536
Superior Energy Services, Inc.	66,981	1,546,591

		5,530,517

Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (a)	11,204	1,347,842
Laredo Petroleum, Inc. (a)(b)	143,626	1,956,186

		3,304,028

		8,834,545

Materials - 2.2%
Chemicals - 1.5%
PolyOne Corp.	122,305	4,756,442

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	13,115	1,954,266

		6,710,708

Consumer Staples - 1.9%
Food & Staples Retailing - 1.9%
Diplomat Pharmacy, Inc. (a)	75,126	2,903,620
Sprouts Farmers Market, Inc. (a)	103,379	3,100,336

		6,003,956

Total Common Stocks (cost $217,641,343)		306,219,273

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $3,963,407)	3,963,407	3,963,407

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $221,604,750)		310,182,680

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%
Investment Companies - 4.5%
AB Exchange Reserves-Class I, 0.07% (c)(d) (cost $14,161,475)	14,161,475	14,161,475

Total Investments - 103.8% (cost $235,766,225) (e)		324,344,155
Other assets less liabilities-(3.8)%		(12,006,362)

Net Assets - 100.0%		$312,337,793

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,019,578 and gross unrealized depreciation of investments was $(2,441,648), resulting in net unrealized appreciation of $88,577,930.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Pooling Portfolios

AB Small-Mid Cap Growth Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$306,219,273		$	– 0	–	$	– 0	–	$306,219,273
Short-Term Investments	3,963,407			– 0	–		– 0	–	3,963,407
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	14,161,475			– 0	–		– 0	–	14,161,475

Total Investments in Securities	324,344,155			– 0	–		– 0	–	324,344,155
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$324,344,155		$	– 0	–	$	– 0	–	$324,344,155

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 35.7%
United States - 35.7%
U.S. Treasury Notes
0.375%, 4/30/16-10/31/16	U.S.$	140,640	$140,650,242
0.50%, 11/30/16-4/30/17		100,693	100,639,400
0.75%, 10/31/17		2,070	2,069,677
1.375%, 6/30/18		63,207	63,967,443
1.50%, 6/30/16		28,475	28,828,717

Total Governments - Treasuries (cost $335,050,345)			336,155,479

CORPORATES - INVESTMENT GRADE - 16.7%
Financial Institutions - 12.3%
Banking - 11.6%
Abbey National Treasury Services PLC/London
4.00%, 4/27/16		3,145	3,236,708
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		4,092	4,171,082
American Express Credit Corp.
1.30%, 7/29/16		3,340	3,357,695
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 2/12/16		3,300	3,308,415
Bank of America Corp.
1.25%, 1/11/16		3,220	3,227,577
Bank of America NA
1.65%, 3/26/18		2,340	2,340,491
Bank of New York Mellon Corp. (The)
0.70%, 3/04/16		3,330	3,332,894
Barclays PLC
2.00%, 3/16/18		2,320	2,328,164
BNP Paribas SA
2.375%, 9/14/17		4,084	4,163,029
Capital One Bank USA NA
1.15%, 11/21/16		3,355	3,358,697
Citigroup, Inc.
0.798%, 5/01/17 (b)		2,327	2,324,601
0.982%, 11/24/17 (b)		2,374	2,375,460
1.25%, 1/15/16		3,335	3,345,522
Credit Agricole SA/London
3.00%, 10/01/17 (a)		3,750	3,875,340
Credit Suisse/New York NY Series G
1.375%, 5/26/17		3,267	3,269,346
Danske Bank A/S
3.875%, 4/14/16 (a)		1,612	1,652,203
Fifth Third Bancorp
3.625%, 1/25/16		3,175	3,231,197
Goldman Sachs Group, Inc. (The)
1.437%, 4/23/20 (b)		2,308	2,334,157
3.625%, 2/07/16		3,080	3,137,873
HSBC USA, Inc.
1.70%, 3/05/18		2,336	2,341,497
Huntington National Bank (The)
1.30%, 11/20/16		3,355	3,355,772

	Principal Amount (000)		U.S. $ Value
ING Bank NV
1.375%, 3/07/16 (a)	U.S.$	3,310	$3,323,538
JPMorgan Chase & Co.
0.793%, 3/01/18 (b)		2,340	2,337,297
Series G
1.10%, 10/15/15		3,290	3,293,326
Lloyds Bank PLC
1.75%, 3/16/18		4,203	4,215,273
Mizuho Bank Ltd.
0.717%, 9/25/17 (a)(b)		4,785	4,776,090
Morgan Stanley
1.75%, 2/25/16		1,988	1,999,988
1.875%, 1/05/18		2,378	2,390,159
PNC Funding Corp.
2.70%, 9/19/16		3,130	3,192,431
Royal Bank of Canada
0.85%, 3/08/16		3,335	3,344,328
Royal Bank of Scotland Group PLC
2.55%, 9/18/15		3,280	3,295,252
SunTrust Bank/Atlanta GA
0.714%, 2/15/17 (b)		3,330	3,326,500
UBS AG/Stamford CT
1.80%, 3/26/18		3,747	3,749,829
US Bank NA/Cincinnati OH
0.759%, 10/28/19 (b)		1,851	1,856,466
Wells Fargo & Co.
2.125%, 4/22/19		3,907	3,941,327

			109,109,524

Insurance - 0.7%
New York Life Global Funding
0.80%, 2/12/16 (a)		3,315	3,322,449
Prudential Financial, Inc.
4.75%, 9/17/15		3,075	3,111,568

			6,434,017

			115,543,541

Industrial - 4.4%
Basic - 0.4%
Monsanto Co.
0.476%, 11/07/16 (b)		3,355	3,342,848

Communications - Media - 0.4%
NBCUniversal Enterprise, Inc.
0.812%, 4/15/16 (a)(b)		3,795	3,807,042

Communications - Telecommunications - 0.5%
America Movil SAB de CV
5.00%, 3/30/20		2,031	2,281,443
AT&T, Inc.
0.90%, 2/12/16		2,365	2,366,568

			4,648,011

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 1.1%
Daimler Finance North America LLC
1.25%, 1/11/16 (a)	U.S.$	4,430	$4,444,056
Ford Motor Credit Co. LLC
1.461%, 3/27/17		2,806	2,805,877
Volkswagen International Finance NV
1.125%, 11/18/16 (a)		3,350	3,358,073

			10,608,006

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
0.60%, 4/11/16		2,375	2,377,446

Consumer Non-Cyclical - 1.2%
AbbVie, Inc.
1.75%, 11/06/17		3,280	3,291,788
Gilead Sciences, Inc.
3.05%, 12/01/16		3,085	3,177,266
McKesson Corp.
0.95%, 12/04/15		1,298	1,299,511
PepsiCo, Inc.
0.70%, 2/26/16		3,315	3,322,161

			11,090,726

Technology - 0.6%
Cisco Systems, Inc.
0.564%, 3/03/17 (b)		3,360	3,370,544
QUALCOMM, Inc.
1.40%, 5/18/18		2,355	2,354,178

			5,724,722

			41,598,801

Total Corporates - Investment Grade (cost $156,964,106)			157,142,342

ASSET-BACKED SECURITIES - 15.7%
Autos - Fixed Rate - 8.2%
Ally Auto Receivables Trust
Series 2012-A, Class C
2.40%, 11/15/17 (a)		2,415	2,446,585
AmeriCredit Automobile Receivables Trust
Series 2011-1, Class D
4.26%, 2/08/17		3,280	3,290,872
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class A1
0.40%, 4/08/16		1,389	1,388,602
Amot
Series 2015-3, Class A
1.63%, 5/15/20		3,398	3,397,665
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		321	320,841
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		830	828,477

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)	U.S.$	1,730	$1,742,840
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		4,101	4,230,997
Bank of America Auto Trust
Series 2012-1, Class C
2.09%, 7/17/17		2,960	2,986,732
Bank of The West Auto Trust 2015-1
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		3,297	3,296,268
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)		2,640	2,639,988
Crart
Series 2015-2, Class A3
1.27%, 8/15/19		1,507	1,506,810
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01%, 11/15/17 (a)		2,795	2,795,105
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		668	667,799
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		3,094	3,093,091
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		3,270	3,275,556
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		2,965	2,971,870
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17		1,753	1,754,313
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		3,468	3,524,550
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		3,298	3,301,148
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		1,367	1,366,899
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		3,870	3,876,978
Series 2015-1, Class A3
1.41%, 6/15/20		1,413	1,417,653
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		4,270	4,247,393
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		2,267	2,269,000
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17		2,518	2,519,599

	Principal Amount (000)		U.S. $ Value
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16	U.S.$	1,187	$1,187,173
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		3,854	3,858,787
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,294	1,295,709
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		2,971	2,970,403
World Omni Auto Receivables Trust
Series 2013-B, Class A3
0.83%, 8/15/18		2,854	2,856,159

			77,325,862

Credit Cards - Floating Rate - 2.1%
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A2
0.836%, 8/16/21 (a)(b)		3,365	3,389,229
Series 2014-1, Class A
0.536%, 3/16/20 (b)		1,200	1,200,319
Chase Issuance Trust
Series 2013-A6, Class A6
0.606%, 7/15/20 (b)		4,632	4,648,283
Discover Card Execution Note Trust
Series 2014-A1, Class A1
0.616%, 7/15/21 (b)		1,905	1,909,986
Series 2015-A1, Class A1
0.536%, 8/17/20 (b)		2,907	2,913,294
First National Master Note Trust
Series 2013-2, Class A
0.716%, 10/15/19 (b)		2,006	2,010,959
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.566%, 12/15/19 (b)		2,110	2,113,823
Series 2015-A, Class A
0.703%, 2/15/22 (b)		1,853	1,854,675

			20,040,568

Other ABS - Fixed Rate - 1.8%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		2,315	2,314,659
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	115	92,503
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20	U.S.$	4,975	4,992,283
Series 2014-B, Class A4
1.61%, 5/17/21		1,812	1,820,370
Series 2015-A, Class A4
1.85%, 4/15/21		1,728	1,737,383

	Principal Amount (000)		U.S. $ Value
Dell Equipment Finance Trust
Series 2014-1, Class A3
0.94%, 6/22/20 (a)	U.S.$	2,036	$2,037,908
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		981	980,616
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		1,522	1,521,712
Macquarie Equipment Funding Trust
Series 2014-A, Class A2
0.80%, 11/21/16 (a)		1,443	1,446,232

			16,943,666

Credit Cards - Fixed Rate - 1.8%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		1,948	1,954,874
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		2,074	2,114,414
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		4,015	4,103,410
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		2,841	2,841,922
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		3,299	3,334,484
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,540	1,554,688
Series 2013-A, Class A
1.61%, 12/15/21		950	951,956

			16,855,748

Autos - Floating Rate - 1.7%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.586%, 9/15/17 (a)(b)		1,413	1,413,897
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.752%, 1/15/22 (b)		2,635	2,637,427
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.564%, 7/20/19 (b)		1,462	1,456,639
Series 2015-1, Class A
0.684%, 1/20/20 (b)		2,788	2,788,033
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.732%, 12/10/27 (a)(b)		2,390	2,391,769
Series 2014-1, Class A
0.582%, 4/10/28 (a)(b)		3,223	3,222,629

	Principal Amount (000)		U.S. $ Value
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.935%, 10/25/19 (a)(b)	U.S.$	2,069	$2,068,999

			15,979,393

Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		565	570,318
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (c)(d)		35	0

			570,318

Total Asset-Backed Securities (cost $147,529,963)			147,715,555

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.0%
Non-Agency Fixed Rate CMBS - 11.3%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,970	4,284,479
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.776%, 3/15/49		640	656,924
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48		2,900	2,978,763
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A1
0.666%, 10/15/45		1,891	1,887,539
Series 2012-CR4, Class A1
0.704%, 10/15/45		1,617	1,615,013
Series 2013-CR6, Class A1
0.719%, 3/10/46		2,804	2,782,307
Series 2013-LC6, Class A1
0.724%, 1/10/46		1,340	1,334,972
Series 2014-CR16, Class A2
3.042%, 4/10/47		3,374	3,518,043
Series 2014-CR19, Class A2
2.965%, 8/10/47		4,220	4,396,923
Series 2015-DC1, Class A2
2.87%, 2/10/48		3,205	3,309,740
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		3,078	3,250,020
Series 2013-LC6, Class XA
1.76%, 1/10/46 (e)		5,723	457,826
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.642%, 8/10/44		5,303	5,419,815
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A1

	Principal Amount (000)		U.S. $ Value
0.696%, 2/10/46	U.S.$	1,513	$1,510,754
Series 2015-GC30, Class A2
2.726%, 5/10/50		2,965	3,048,699
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		1,446	1,550,122
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		1,913	1,889,113
Series 2013-GC14, Class A1
1.217%, 8/10/46		1,475	1,479,286
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A1
0.67%, 12/15/47		328	328,023
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		660	658,728
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		4,755	5,052,604
Series 2010-C1, Class A1
3.853%, 6/15/43 (a)		155	154,876
Series 2013-C10, Class A1
0.73%, 12/15/47		1,349	1,344,852
Series 2013-C16, Class A2
3.07%, 12/15/46		4,682	4,887,369
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.085%, 7/15/45		3,099	3,091,960
Series 2013-C15, Class A2
2.977%, 11/15/45		4,720	4,913,850
Series 2015-C28, Class A2
2.773%, 10/15/48		3,570	3,678,881
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		1,496	1,524,353
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,474	1,538,288
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,577	2,703,271
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class A1
0.777%, 12/15/48		2,692	2,679,248
Series 2014-C17, Class A2
3.119%, 8/15/47		2,876	3,011,086
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,765	1,757,379
Series 2013-C5, Class A1
0.779%, 3/10/46		2,780	2,764,193
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		4,181	4,259,114

	Principal Amount (000)		U.S. $ Value
Series 2006-C26, Class A1A
6.009%, 6/15/45	U.S.$	1,105	$1,147,603
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		2,314	2,312,495
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		1,633	1,673,308
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)		203	203,711
Series 2012-C10, Class A1
0.734%, 12/15/45		2,909	2,907,769
Series 2012-C10, Class XA
1.78%, 12/15/45 (a)(e)		4,913	457,128
Series 2012-C6, Class XA
2.395%, 4/15/45 (a)(e)		3,333	332,409
Series 2012-C9, Class A1
0.673%, 11/15/45		2,403	2,397,662
Series 2013-C11, Class A1
0.799%, 3/15/45		1,455	1,450,165
Series 2013-C12, Class A1
0.735%, 3/15/48		2,000	1,994,468
Series 2014-C24, Class A2
2.863%, 11/15/47		2,150	2,228,767

			106,823,898

Non-Agency Floating Rate CMBS - 0.6%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.506%, 11/15/19 (a)(b)		1,340	1,342,610
PFP III Ltd.
Series 2014-1, Class A
1.356%, 6/14/31 (a)(b)		1,237	1,236,653
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(b)		1,008	1,000,052
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.406%, 11/15/27 (a)(b)		1,625	1,627,448

			5,206,763

Agency CMBS - 0.1%
NCUA Guaranteed Notes Trust
Series 2010-C1, Class A1
1.60%, 10/29/20		925	925,745

Total Commercial Mortgage-Backed Securities (cost $114,098,207)			112,956,406

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.6%
Agency Floating Rate - 2.6%
Federal Home Loan Mortgage Corp.

	Principal Amount (000)		U.S. $ Value
Series 4248, Class QF
0.686%, 6/15/39 (b)	U.S.$	3,034	$3,060,511
Series 4286, Class VF
0.636%, 12/15/43 (b)		3,655	3,667,267
Federal National Mortgage Association
Series 2013-57, Class FN
0.535%, 6/25/43 (b)		3,520	3,525,770
Series 2014-49, Class AF
0.499%, 8/25/44 (b)		6,431	6,465,854
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
0.744%, 12/08/20 (b)		8,264	8,339,513

			25,058,915

GSE Risk Share Floating Rate - 1.6%
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M1
1.035%, 4/25/24 (b)		2,136	2,129,927
Series 2014-HQ1, Class M1
1.835%, 8/25/24 (b)		2,667	2,677,797
Series 2014-HQ2, Class M1
1.635%, 9/25/24 (b)		1,360	1,363,414
Series 2014-HQ3, Class M1
1.835%, 10/25/24 (b)		2,004	2,010,031
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
1.135%, 5/25/24 (b)		3,077	3,062,426
Series 2014-C04, Class 2M1
2.285%, 11/25/24 (b)		2,226	2,246,891
Series 2015-C01, Class 1M1
1.685%, 2/25/25 (b)		1,275	1,277,699

			14,768,185

Agency Fixed Rate - 1.2%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		4,097	4,240,588
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		1,509	1,557,995
Series 2011-39, Class DA
3.50%, 7/25/24		1,067	1,086,827
Series 2014-54, Class LA
3.00%, 2/25/44		4,168	4,309,907

			11,195,317

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.72%, 2/25/42 (a)(b)		2,289	1,960,431

	Principal Amount (000)		U.S. $ Value
Total Collateralized Mortgage Obligations (cost $53,022,833)	U.S.$		$52,982,848

AGENCIES - 3.5%
Agency Callables - 3.5%
Federal Home Loan Bank
2.00%, 5/18/20		6,880	6,895,776
Federal Home Loan Mortgage Corp.
Series 0002
1.25%, 5/25/18		9,427	9,433,233
1.95%, 5/28/20		7,070	7,072,751
1.58%, 2/27/19		9,420	9,427,592

Total Agencies (cost $32,797,150)			32,829,352

MORTGAGE PASS-THROUGHS - 2.5%
Agency Fixed Rate 30-Year - 1.3%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		7,434	8,426,350
Government National Mortgage Association
5.00%, 10/15/39		3,729	4,224,182

			12,650,532

Other Agency Fixed Rate Programs - 0.8%
Federal National Mortgage Association
3.00%, 5/01/35		6,938	7,152,841

Agency Fixed Rate 15-Year - 0.3%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		1,247	1,354,670
Federal National Mortgage Association
Series 2006
6.00%, 5/01/21-1/01/22		765	836,568
Series 2007
6.00%, 2/01/22		242	266,369
Series 2001
6.00%, 11/01/16		9	9,436
Series 2005
6.00%, 6/01/19-5/01/20		26	27,428
Series 2002
6.00%, 12/01/17		17	17,592

			2,512,063

Agency ARMs - 0.1%
Federal National Mortgage Association
Series 2007
1.79%, 1/01/37 (b)		860	896,308

Total Mortgage Pass-Throughs (cost $22,833,567)			23,211,744

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $18,849,426)	U.S.$	18,502	$18,805,390

COVERED BONDS - 0.3%
DNB Boligkreditt AS 1.45%, 3/21/18 (a) (cost $3,330,144)		3,335	3,334,423

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (f)(g) (cost $20,241,452)		20,241,452	20,241,452

Total Investments - 96.1% (cost $904,717,193) (h)			905,374,991
Other assets less liabilities - 3.9% (i)			36,918,441

Net Assets - 100.0%			$942,293,432

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	991	September 2015	$216,593,551	$216,889,642	$296,091
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	231	September 2015	27,508,501	27,656,836	(148,335)
U.S. T-Note 10 Yr (CBT) Futures	131	September 2015	16,579,488	16,727,063	(147,575)

					$181

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	618	USD	517	6/17/15	$19,899

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	11,260	4/29/17	3 Month BKBM	4.274%	$140,505

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $109,936,137 or 11.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2015.
(c)	Fair valued by the Adviser.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of May 31, 2015, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/09	$35,213	$	– 0	–	0.00%

(e)	IO - Interest Only
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,835,709 and gross unrealized depreciation of investments was $(2,177,911), resulting in net unrealized appreciation of $657,798.
(i)	An amount of U.S. $ 350,063 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Currency Abbreviations:

CAD	-	Canadian Dollar
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Short Duration Bond Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$336,155,479		$	– 0	–	$336,155,479
Corporates - Investment Grade		– 0	–	157,142,342			– 0	–	157,142,342
Asset-Backed Securities		– 0	–	130,201,571			17,513,984	^	147,715,555
Commercial Mortgage-Backed Securities		– 0	–	108,357,585			4,598,821		112,956,406
Collateralized Mortgage Obligations		– 0	–	36,254,232			16,728,616		52,982,848
Agencies		– 0	–	32,829,352			– 0	–	32,829,352
Mortgage Pass-Throughs		– 0	–	23,211,744			– 0	–	23,211,744
Inflation-Linked Securities		– 0	–	18,805,390			– 0	–	18,805,390
Covered Bonds		– 0	–	3,334,423			– 0	–	3,334,423
Short-Term Investments		20,241,452		– 0	–		– 0	–	20,241,452

Total Investments in Securities		20,241,452		846,292,118			38,841,421		905,374,991
Other Financial Instruments* :
Assets:
Futures		296,091		– 0	–		– 0	–	296,091
Forward Currency Exchange Contracts		– 0	–	19,899			– 0	–	19,899
Centrally Cleared Interest Rate Swaps		– 0	–	140,505			– 0	–	140,505
Liabilities:
Futures		(295,910)		– 0	–		– 0	–	(295,910)

Total+		$20,241,633		$846,452,522			$38,841,421		$905,535,576

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^			Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/14		$21,992,589		$1,525,280		$5,634,559
Accrued discounts/(premiums)		686		(446)		4,244
Realized gain (loss)		(183,152)		(41)		8,267
Change in unrealized appreciation/depreciation		96,233		21		161,900
Purchases/pay ups		5,024,043		4,612,777		14,828,875
Sales/paydowns		(6,490,734)		(1,538,770)		(3,909,229)
Settlements		– 0	–	– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(2,925,681)		– 0	–	– 0	–

Balance as of 5/31/15		$17,513,984		$4,598,821		$16,728,616

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15		$64,675		$(12,934)		$161,900

	Cross Currency Swaps			Total
Balance as of 8/31/14		$30,180		$29,182,608
Accrued discounts/(premiums)		– 0	–	4,484
Realized gain (loss)		407,425		232,499
Change in unrealized appreciation/depreciation		(429,827)		(171,673)
Purchases/pay ups		– 0	–	24,465,695
Sales/paydowns		– 0	–	(11,938,733)
Settlements		(7,778)		(7,778)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(2,925,681)

Balance as of 5/31/15	$	– 0	–	$38,841,421	+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$	– 0	–	$213,641

^	The Portfolio held a security with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at May 31, 2015. Securities priced by third party vendors or at cost, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/15			Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Global Core Bond Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 45.6%
Australia - 3.5%
Australia Government Bond
Series 122
5.25%, 3/15/19 (a)	AUD	37,010	$31,686,986
Series 144
3.75%, 4/21/37 (a)		4,220	3,445,377

			35,132,363

Belgium - 0.8%
Belgium Government Bond
Series 31
5.50%, 3/28/28	EUR	3,605	6,074,943
Series 75
1.00%, 6/22/31 (a)		1,755	1,850,486

			7,925,429

Brazil - 2.9%
Brazil Notas do Tesouro Nacional
Serie B
6.00%, 8/15/50	BRL	8,635	7,326,309
Serie F
10.00%, 1/01/21		62,835	17,935,741
Series F
10.00%, 1/01/17		12,725	3,813,175

			29,075,225

Canada - 1.0%
Canadian Government Bond
2.25%, 6/01/25	CAD	11,230	9,563,019

Denmark - 0.4%
Denmark Government Bond
3.00%, 11/15/21	DKK	21,530	3,726,130

France - 1.0%
France Government Bond OAT
0.50%, 5/25/25	EUR	2,260	2,408,840
3.25%, 10/25/21		670	872,324
3.25%, 5/25/45 (a)		3,725	5,694,611
4.50%, 4/25/41		680	1,227,950

			10,203,725

Germany - 2.6%
Bundesrepublik Deutschland
0.50%, 2/15/25		22,170	24,359,295
Series 00
5.50%, 1/04/31		850	1,564,396

			25,923,691

	Principal Amount (000)		U.S. $ Value
Ireland - 0.9%
Ireland Government Bond
5.40%, 3/13/25		5,890	8,957,542

Italy - 3.9%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		9,335	10,218,490
3.75%, 3/01/21-5/01/21		5,702	7,177,000
4.25%, 9/01/19		2,245	2,829,175
4.50%, 5/01/23		4,895	6,529,837
4.75%, 5/01/17		5,465	6,530,104
5.00%, 8/01/34-9/01/40 (a)		3,875	5,853,612

			39,138,218

Japan - 5.4%
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42	JPY	250,050	2,274,469
Series 44
1.70%, 9/20/44		179,500	1,523,221
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		1,784,200	16,988,577
Series 143
1.60%, 3/20/33		935,050	8,208,611
Series 150
1.40%, 9/20/34		1,818,450	15,248,197
Japan Government Two Year Bond
Series 349
0.10%, 2/15/17		1,165,900	9,409,630

			53,652,705

Mexico - 1.1%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	115,825	8,496,371
Series M 20
10.00%, 12/05/24		31,235	2,611,187

			11,107,558

Netherlands - 3.2%
Netherlands Government Bond
0.25%, 7/15/25	EUR	9,395	9,881,023
2.50%, 1/15/33 (a)		2,860	3,900,311
2.75%, 1/15/47		1,375	2,112,820
3.25%, 7/15/21 (a)		12,145	15,796,458

			31,690,612

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.4%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD	4,727	3,836,684

Singapore - 0.1%
Singapore Government Bond
3.375%, 9/01/33	SGD	876	701,860

South Africa - 1.2%
South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	106,670	10,303,594
Series R213
7.00%, 2/28/31		21,030	1,487,802

			11,791,396

Spain - 1.9%
Spain Government Bond
1.95%, 7/30/30 (a)	EUR	5,230	5,437,029
4.20%, 1/31/37 (a)		3,455	4,703,212
4.40%, 10/31/23 (a)		4,585	6,108,311
5.15%, 10/31/44 (a)		1,480	2,359,384

			18,607,936

Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	24,950	3,546,695

United Kingdom - 8.7%
United Kingdom Gilt
1.25%, 7/22/18 (a)	GBP	14,485	22,379,656
1.75%, 7/22/19-9/07/22 (a)		20,075	31,186,163
3.75%, 9/07/19 (a)		1,350	2,289,503
4.25%, 12/07/40 (a)		1,005	2,047,525
4.50%, 3/07/19-12/07/42 (a)		9,236	18,295,777
4.75%, 12/07/30 (a)		5,269	10,734,094

			86,932,718

United States - 6.2%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	2,980	2,980,697
3.00%, 11/15/44		7,395	7,600,093
3.125%, 8/15/44		5,250	5,525,215
4.50%, 2/15/36		3,530	4,588,725
4.625%, 2/15/40		16,233	21,543,712
U.S. Treasury Notes
0.625%, 8/15/16		3,593	3,603,104
1.00%, 3/15/18		9,790	9,819,830
1.50%, 2/28/19		15	14,765
1.625%, 8/15/22		2,852	2,805,877
2.50%, 5/15/24		1,125	1,167,012
2.625%, 8/15/20		1,800	1,897,735

			61,546,765

Total Governments - Treasuries (cost $471,958,492)			453,060,271

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.7%
Industrial - 11.7%
Basic - 0.7%
Air Products & Chemicals, Inc.
2.75%, 2/03/23	2,067	2,063,184
Glencore Funding LLC
2.125%, 4/16/18 (a)	1,257	1,254,308
4.125%, 5/30/23 (a)	561	560,300
International Paper Co.
3.65%, 6/15/24	1,781	1,792,799
Minsur SA
6.25%, 2/07/24 (a)	714	797,089

		6,467,680

Capital Goods - 0.4%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)	2,157	2,227,818
Republic Services, Inc.
3.80%, 5/15/18	85	90,021
Yamana Gold, Inc.
4.95%, 7/15/24	2,128	2,101,528

		4,419,367

Communications - Media - 1.4%
21st Century Fox America, Inc.
6.55%, 3/15/33	268	338,009
CBS Corp.
3.50%, 1/15/25	2,110	2,057,387
Comcast Corp.
4.25%, 1/15/33	965	975,561
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.95%, 1/15/25	1,517	1,532,172
4.45%, 4/01/24	1,065	1,117,906
Discovery Communications LLC
3.45%, 3/15/25	1,001	964,460
RELX Capital, Inc.
8.625%, 1/15/19	2,109	2,562,277
Time Warner, Inc.
3.55%, 6/01/24	1,386	1,389,480
3.60%, 7/15/25	990	987,624
7.625%, 4/15/31	380	509,119
Viacom, Inc.
3.875%, 4/01/24	1,511	1,506,824

		13,940,819

Communications - Telecommunications - 1.6%
America Movil SAB de CV
3.125%, 7/16/22	1,330	1,335,785

	Principal Amount (000)		U.S. $ Value
American Tower Corp.
5.05%, 9/01/20		2,750	3,025,883
AT&T, Inc.
3.40%, 5/15/25		1,495	1,454,044
4.80%, 6/15/44		336	320,007
Bell Canada
3.25%, 6/17/20	CAD	924	779,902
3.35%, 6/18/19		460	391,074
4.70%, 9/11/23		625	564,470
British Telecommunications PLC
2.00%, 6/22/15	U.S.$	1,215	1,216,023
9.625%, 12/15/30		534	841,379
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		2,436	2,582,460
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,100	954,504
Verizon Communications, Inc.
6.55%, 9/15/43	U.S.$	2,358	2,864,225

			16,329,756

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		2,126	2,136,547

Consumer Cyclical - Retailers - 0.2%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		2,151	2,174,932

Consumer Non-Cyclical - 2.0%
AbbVie, Inc.
2.50%, 5/14/20		1,485	1,484,700
3.60%, 5/14/25		1,942	1,954,417
Actavis Funding SCS
3.00%, 3/12/20		1,469	1,489,305
3.80%, 3/15/25		1,305	1,314,156
3.85%, 6/15/24		697	704,703
Agilent Technologies, Inc.
5.00%, 7/15/20		505	558,766
Ahold Finance USA LLC
6.875%, 5/01/29		3,105	3,940,583
Becton Dickinson and Co.
2.675%, 12/15/19		791	803,382
3.734%, 12/15/24		552	563,415
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		481	483,288
Kroger Co. (The)
3.40%, 4/15/22		242	248,197
Lorillard Tobacco Co.
3.75%, 5/20/23		960	960,530
Medtronic, Inc.
2.50%, 3/15/20 (a)		1,217	1,234,346
Perrigo Co. PLC
4.00%, 11/15/23		275	283,417
Perrigo Finance PLC
3.50%, 12/15/21		262	267,731
Reynolds American, Inc.
3.25%, 11/01/22		1,269	1,250,724

	Principal Amount (000)	U.S. $ Value
Tyson Foods, Inc.
2.65%, 8/15/19	493	502,087
3.95%, 8/15/24	1,624	1,687,101

		19,730,848

Energy - 3.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16	735	778,942
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,101,857
7.50%, 7/01/38	1,054	1,277,767
EnLink Midstream Partners LP
4.15%, 6/01/25	2,460	2,465,503
Enterprise Products Operating LLC
4.90%, 5/15/46	990	993,634
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	183	182,938
3.50%, 9/01/23	698	674,534
3.95%, 9/01/22	495	499,768
4.15%, 3/01/22	863	878,632
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)	829	890,173
NiSource Finance Corp.
6.80%, 1/15/19	3,445	4,007,296
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,433,904
Occidental Petroleum Corp.
1.50%, 2/15/18	2,558	2,558,555
ONEOK Partners LP
3.80%, 3/15/20	712	733,658
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	1,330	1,308,904
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)	2,345	2,590,374
Southwestern Energy Co.
4.10%, 3/15/22	823	824,547
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44	1,055	1,019,195
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	1,540	1,812,238
Williams Partners LP
3.90%, 1/15/25	943	929,078
4.125%, 11/15/20	2,295	2,424,821
4.50%, 11/15/23	425	443,312

		31,829,630

Technology - 1.1%
Hewlett-Packard Co.
2.75%, 1/14/19	215	219,616
3.75%, 12/01/20	1,317	1,371,492
KLA-Tencor Corp.
4.65%, 11/01/24	1,582	1,620,349
Motorola Solutions, Inc.
3.50%, 3/01/23	859	834,967
7.50%, 5/15/25	290	356,226

	Principal Amount (000)		U.S. $ Value
QUALCOMM, Inc.
3.00%, 5/20/22		2,455	2,466,848
Seagate HDD Cayman
4.75%, 1/01/25 (a)		1,234	1,263,854
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		1,483	1,529,440
Total System Services, Inc.
2.375%, 6/01/18		791	794,715

			10,457,507

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		1,115	1,191,042

Transportation - Services - 0.8%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		1,708	1,718,530
5.00%, 4/07/18 (a)		1,675	1,805,409
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (a)		2,485	2,457,527
Ryder System, Inc.
5.85%, 11/01/16		930	989,802
7.20%, 9/01/15		908	921,918

			7,893,186

			116,571,314

Financial Institutions - 9.5%
Banking - 6.3%
Bank of America Corp.
4.20%, 8/26/24		1,340	1,361,301
4.875%, 4/01/44		3,345	3,576,467
Series L
2.60%, 1/15/19		1,280	1,300,407
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,003	1,429,120
Barclays PLC
4.375%, 9/11/24	U.S.$	945	940,884
BNP Paribas SA
5.00%, 1/15/21		2,966	3,329,219
BPCE SA
5.70%, 10/22/23 (a)		540	585,921
Citigroup, Inc.
1.70%, 4/27/18		2,495	2,482,223
Compass Bank
2.75%, 9/29/19		1,034	1,039,623
5.50%, 4/01/20		4,989	5,432,642
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		1,486	1,521,405
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20 (a)		2,680	2,679,437
Fifth Third Bancorp
2.30%, 3/01/19		1,132	1,142,356

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series D
6.00%, 6/15/20		920	1,062,016
Series G
7.50%, 2/15/19		2,855	3,383,104
ING Bank NV
3.75%, 3/07/17 (a)		1,600	1,668,634
ING Groep NV
5.775%, 12/08/15 (b)		719	727,089
Lloyds Bank PLC
6.50%, 9/14/20 (a)		2,702	3,170,711
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		651	691,490
Mellon Capital III
6.369%, 9/05/66	GBP	850	1,348,507
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)	U.S.$	2,266	2,403,804
Morgan Stanley
Series F
3.875%, 4/29/24		2,640	2,719,863
Series G
5.45%, 1/09/17		1,615	1,717,362
5.50%, 7/24/20		1,430	1,626,177
Murray Street Investment Trust I
4.647%, 3/09/17		272	287,079
Nationwide Building Society
6.25%, 2/25/20 (a)		3,415	4,021,036
Nordea Bank AB
3.125%, 3/20/17 (a)		2,990	3,092,644
6.125%, 9/23/24 (a)(b)		385	394,386
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		605	627,082
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	1,230	2,034,096
Santander UK PLC
5.00%, 11/07/23 (a)	U.S.$	925	974,236
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,214	2,277,276
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		1,377	1,371,150

			62,418,747

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		2,586	2,609,235

Insurance - 2.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		1,820	1,944,998
American International Group, Inc.
3.375%, 8/15/20		1,050	1,092,471
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(b)		1,041	1,113,870

	Principal Amount (000)		U.S. $ Value
Five Corners Funding Trust
4.419%, 11/15/23 (a)		1,060	1,116,803
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		600	673,612
5.50%, 3/30/20		922	1,048,789
Humana, Inc.
6.30%, 8/01/18		369	418,854
7.20%, 6/15/18		610	703,250
Lincoln National Corp.
8.75%, 7/01/19		791	987,283
Markel Corp.
7.125%, 9/30/19		1,105	1,303,662
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		815	1,257,176
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		162	210,195
MetLife, Inc.
4.75%, 2/08/21		1,085	1,220,889
7.717%, 2/15/19		1,159	1,394,624
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	1,400	1,961,600
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	740	1,143,012
Prudential Financial, Inc.
5.625%, 6/15/43		2,045	2,170,256
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26		1,295	1,670,218
XLIT Ltd.
5.50%, 3/31/45		530	521,451

			21,953,013

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)		1,289	1,337,209

REITS - 0.6%
HCP, Inc.
6.00%, 1/30/17		2,195	2,360,907
Health Care Reit, Inc.
4.00%, 6/01/25		2,902	2,946,177
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		568	576,521

			5,883,605

			94,201,809

Utility - 1.5%
Electric - 0.8%
Constellation Energy Group, Inc.
5.15%, 12/01/20		504	562,218
Exelon Generation Co. LLC
4.25%, 6/15/22		2,463	2,531,501
Monongahela Power Co.
4.10%, 4/15/24 (a)		1,059	1,131,783

	Principal Amount (000)		U.S. $ Value
TECO Finance, Inc.
4.00%, 3/15/16		745	764,134
5.15%, 3/15/20		915	1,027,894
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		1,160	1,191,500
Union Electric Co.
6.70%, 2/01/19		315	369,450

			7,578,480

Natural Gas - 0.6%
Centrica PLC
4.00%, 10/16/23 (a)		1,865	1,922,188
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		1,515	1,633,811
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,400	2,534,880

			6,090,879

Other Utility - 0.1%
Veolia Environnement SA
Series E
6.125%, 11/25/33	EUR	640	1,114,987

			14,784,346

Total Corporates - Investment Grade (cost $214,899,063)			225,557,469

MORTGAGE PASS-THROUGHS - 6.2%
Agency Fixed Rate 30-Year - 6.0%
Federal National Mortgage Association
3.00%, 9/01/42-11/01/43	U.S.$	7,991	8,124,154
Series 2003
3.00%, 6/01/45, TBA		16,641	16,872,413
4.00%, 6/01/45, TBA		13,628	14,552,149
5.50%, 4/01/33		673	762,478
Series 2004
5.50%, 4/01/34-11/01/34		2,079	2,359,290
Series 2005
5.50%, 2/01/35		518	587,744
Series 2006
5.00%, 1/01/36		1	1,558
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50% , 7/01/35		812	918,441
Government National Mortgage Association
3.00%, 6/01/45, TBA		5,795	5,939,875
3.50%, 7/01/45, TBA		9,400	9,846,500

			59,964,602

Agency ARMs - 0.2%
Federal Home Loan Mortgage Corp.
2.282% , 5/01/38 (c)		1,295	1,379,612
Federal National Mortgage Association
Series 2003
2.435% , 12/01/33 (c)		682	725,930

			2,105,542

Total Mortgage Pass-Throughs (cost $60,953,791)			62,070,144

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 3.8%
Covered Bonds - 3.8%
Abbey National Treasury Services PLC/London
Series E
1.625%, 11/26/20 (a)	EUR	2,015	2,362,873
Aib Mortgage Bank
Series E
4.875%, 6/29/17		665	801,661
Bank of Ireland Mortgage Bank
3.125%, 11/20/15		580	645,833
Bank of Nova Scotia (The)
1.75%, 3/22/17 (a)	U.S.$	2,900	2,939,283
Bank of Scotland PLC
Series E
4.75%, 6/08/22	EUR	3,180	4,508,136
BPCE SFH SA
Series E
2.75%, 2/16/17		1,800	2,069,056
3.625%, 5/12/16 (a)		400	454,232
Caisse Francaise de Financement Local
Series E
3.50%, 9/16/16		883	1,013,198
CaixaBank SA
5.125%, 4/27/16		1,250	1,433,979
Cie de Financement Foncier SA
Series E
3.375%, 1/18/16		3,457	3,876,671
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		2,000	2,355,568
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		1,778	2,354,380
National Australia Bank Ltd.
2.00%, 2/22/19 (a)	U.S.$	3,190	3,233,626
Nationwide Building Society
3.125%, 10/13/16 (a)	EUR	2,610	2,987,644
Series E
4.375%, 2/28/22		1,700	2,344,164
Santander Consumer Finance SA
3.875%, 3/23/16		1,300	1,470,401
Societe Generale SFH SA
Series E
3.25%, 6/06/16 (a)		900	1,020,929
UBS AG/London
Series E
1.375%, 4/16/21 (a)		2,040	2,360,654

Total Covered Bonds (cost $41,382,511)			38,232,288

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%
Non-Agency Fixed Rate CMBS - 2.2%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	U.S.$	4,385	4,732,891
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		2,570	2,659,004
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.776%, 3/15/49		2,152	2,209,155
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.038%, 12/10/49		3,659	3,960,402
Series 2013-CR6, Class A2
2.122%, 3/10/46		5,420	5,512,807
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,615	1,635,158
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		1,317	1,381,258

			22,090,675

Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.082%, 6/11/27 (a)(d)		2,026	2,023,550
Series 2014-SAVA, Class A
1.336%, 6/15/34 (a)(d)		1,713	1,710,659
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.106%, 6/15/29 (a)(d)		2,672	2,665,525
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(d)		1,108	1,098,767
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.406%, 11/15/27 (a)(d)		1,721	1,722,993

			9,221,494

	Principal Amount (000)	U.S. $ Value
Agency CMBS - 0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20	4,653	5,006,192

Total Commercial Mortgage-Backed Securities (cost $36,647,686)		36,318,361

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
GSE Risk Share Floating Rate - 3.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
2.385%, 2/25/24 (d)	2,195	2,220,647
Series 2014-DN3, Class M2
2.585%, 8/25/24 (d)	1,750	1,770,748
Series 2014-HQ1, Class M2
2.685%, 8/25/24 (d)	920	932,080
Series 2014-HQ2, Class M1
1.635%, 9/25/24 (d)	3,378	3,386,855
Series 2014-HQ3, Class M1
1.835%, 10/25/24 (d)	3,537	3,547,114
Series 2015-DNA1, Class M2
2.03%, 10/25/27 (d)	2,400	2,402,953
Series 2015-HQ1, Class M2
2.385%, 3/25/25 (d)	1,515	1,526,631
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.185%, 10/25/23 (d)	768	778,588
Series 2014-C01, Class M1
1.785%, 1/25/24 (d)	2,057	2,070,401
Series 2014-C04, Class 1M1
2.135%, 11/25/24 (d)	3,733	3,767,691
Series 2014-C04, Class 2M1
2.285%, 11/25/24 (d)	1,958	1,976,795
Series 2015-C01, Class 1M1
1.685%, 2/25/25 (d)	1,352	1,355,145
Series 2015-C01, Class 2M1
1.685%, 2/25/25 (d)	2,922	2,925,870
Series 2015-C02, Class 2M1
1.387%, 5/25/25 (d)	2,445	2,445,002

		31,106,520

Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.615%, 5/25/35	908	881,889

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.785%, 5/28/35		392	355,604

Total Collateralized Mortgage Obligations (cost $32,275,043)			32,344,013

GOVERNMENTS - SOVEREIGN AGENCIES - 2.7%
Canada - 1.0%
Canada Housing Trust No. 1
3.35%, 12/15/20 (a)	CAD	11,205	9,956,016

Colombia - 0.2%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	737	678,040
7.375%, 9/18/43		730	784,750
Oleoducto Central SA
4.00%, 5/07/21 (a)		1,041	1,025,385

			2,488,175

France - 0.4%
Dexia Credit Local SA/New York, NY
1.25%, 10/18/16 (a)		1,383	1,391,275
1.50%, 10/07/17 (a)		2,691	2,705,900

			4,097,175

Germany - 0.6%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	3,500	3,987,064
Series E
3.00%, 8/03/18 (a)		1,300	1,564,287
3.375%, 6/17/21		600	782,947

			6,334,298

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)	U.S.$	654	697,327

Qatar - 0.1%
Ooredoo International Finance Ltd.
3.875%, 1/31/28 (a)		647	629,207

United Arab Emirates - 0.3%
Abu Dhabi National Energy Co. PJSC
3.625%, 1/12/23 (a)		819	833,706
3.875%, 5/06/24 (a)		1,060	1,085,704
4.125%, 3/13/17 (a)		757	791,181

			2,710,591

Total Governments - Sovereign Agencies (cost $29,799,963)			26,912,789

	Principal Amount (000)	U.S. $ Value
AGENCIES - 2.2%
Agency Debentures - 2.0%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	22,014	20,055,150

Agency Subordinated - 0.2%
Federal National Mortgage Association Zero Coupon, 10/09/19	2,180	2,002,051

Total Agencies (cost $20,026,241)		22,057,201

INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $19,902,386)	19,535	19,855,726

QUASI-SOVEREIGNS - 1.9%
Quasi-Sovereign Bonds - 1.9%
Chile - 0.3%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)	2,595	2,806,126

China - 0.4%
Sinopec Group Overseas Development 2014 Ltd.
4.375%, 4/10/24 (a)	1,389	1,488,244
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	2,436	2,611,351

		4,099,595

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	3,390	3,784,559

Mexico - 0.4%
Petroleos Mexicanos
4.50%, 1/23/26 (a)	3,970	3,979,925

Peru - 0.1%
Fondo MIVIVIENDA SA
3.50%, 1/31/23 (a)	613	603,498

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	3,300	3,427,875

Total Quasi-Sovereigns (cost $17,704,726)		18,701,578

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 0.4%
Financial Institutions - 0.4%
Banking - 0.4%
BNP Paribas SA
5.186%, 6/29/15 (a)(b)		846	848,369
Societe Generale SA
5.922%, 4/05/17 (a)(b)		1,515	1,577,494
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,386	1,477,936

Total Corporates - Non-Investment Grade (cost $3,759,839)			3,903,799

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Communications - Media - 0.2%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		1,582	1,742,037

Consumer Non-Cyclical - 0.2%
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		1,885	1,998,100

Total Emerging Markets - Corporate Bonds (cost $3,590,827)			3,740,137

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.3%
SBA Tower Trust
3.869%, 10/15/49 (a)		1,031	1,058,151
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		1,248	1,259,475
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables
Series 2, Class SNR
2.98%, 2/16/18 (a)	EUR	802	894,822

			3,212,448

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.31%, 12/25/32 (d)	U.S.$	288	276,833

Total Asset-Backed Securities (cost $3,490,779)			3,489,281

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.3%
Indonesia Government International Bond 3.375%, 4/15/23 (a) (cost $3,297,614)		3,326	3,205,433

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,016,816)		1,985	2,992,983

SUPRANATIONALS - 0.3%
International Bank for Reconstruction & Development 9.25% , 7/15/17 (cost $2,573,668)		2,340	2,741,158

SHORT-TERM INVESTMENTS - 7.1%
U.S. Treasury Bills - 4.8%
U.S. Treasury Bill Zero Coupon, 8/20/15 (cost $47,463,945)		47,465	47,463,945

	Shares
Investment Companies - 1.9%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (e)(f) (cost $19,018,647)		19,018,647	19,018,647

	Principal Amount (000)
Governments - Treasuries - 0.4%
United Kingdom - 0.4%
United Kingdom Treasury Bill Zero Coupon, 6/22/15 (cost $3,576,886)	GBP	2,405	3,674,937

Total Short-Term Investments (cost $70,059,478)			70,157,529

Total Investments - 103.2% (cost $1,034,338,923) (g)			1,025,340,160
Other assets less liabilities - (3.2)% (h)			(32,118,865)

Net Assets - 100.0%			$993,221,295

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BUND Futures	38	June 2015	$6,397,152	$6,486,933	$(89,781)
U.S. T-Note 5 Yr (CBT) Futures	325	September 2015	38,702,436	38,911,133	(208,697)
U.S. T-Note 10 Yr (CBT) Futures	190	September 2015	24,046,586	24,260,625	(214,039)
U.S. Long Bond (CBT) Futures	127	September 2015	19,199,893	19,764,375	(564,482)

					$(1,076,999)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,160	TWD	156,883	6/12/15	$(68,823)
Barclays Bank PLC	AUD	16,084	USD	12,437	6/19/15	151,711
Barclays Bank PLC	KRW	10,970,057	USD	9,851	6/19/15	12,735
Barclays Bank PLC	USD	5,895	IDR	78,727,303	7/10/15	21,597
BNP Paribas SA	USD	10,386	GBP	6,717	6/04/15	(119,596)
BNP Paribas SA	JPY	1,175,800	USD	9,846	6/05/15	372,209
BNP Paribas SA	USD	10,108	JPY	1,251,018	6/05/15	(27,845)
BNP Paribas SA	CAD	15,787	USD	13,199	6/17/15	507,981
BNP Paribas SA	CAD	11,814	USD	9,434	6/17/15	(63,573)
BNP Paribas SA	USD	357	EUR	320	6/18/15	(5,582)
Citibank	EUR	160,868	USD	175,778	6/18/15	(939,159)
Citibank	USD	7,551	EUR	6,700	6/18/15	(191,224)
Credit Suisse International	DKK	23,949	USD	3,448	6/10/15	(78,700)
Credit Suisse International	MXN	146,212	USD	9,504	7/16/15	40,022
Deutsche Bank AG	USD	14,873	GBP	9,488	6/04/15	(371,877)
Deutsche Bank AG	EUR	13,451	USD	15,102	6/18/15	325,405
Deutsche Bank AG	USD	1,646	EUR	1,471	6/18/15	(30,205)
Goldman Sachs Bank USA	BRL	76,991	USD	25,768	6/02/15	1,605,185
Goldman Sachs Bank USA	USD	24,220	BRL	76,991	6/02/15	(57,010)
Goldman Sachs Bank USA	EUR	17,483	USD	19,513	6/18/15	306,950
Goldman Sachs Bank USA	AUD	12,077	USD	9,442	6/19/15	216,644
HSBC Bank USA	BRL	5,060	USD	1,661	6/02/15	73,521
HSBC Bank USA	USD	1,592	BRL	5,060	6/02/15	(3,746)
HSBC Bank USA	USD	9,731	JPY	1,181,787	6/05/15	(209,293)
HSBC Bank USA	SEK	25,950	USD	2,994	6/10/15	(49,862)
HSBC Bank USA	AUD	11,104	USD	8,995	6/19/15	512,340
HSBC Bank USA	NZD	18,807	USD	13,698	6/26/15	383,955
HSBC Bank USA	USD	4,295	BRL	13,683	7/02/15	(46,900)
HSBC Bank USA	ZAR	151,021	USD	12,446	7/15/15	100,851
HSBC Bank USA	MXN	263,068	USD	17,132	7/16/15	103,831
HSBC Bank USA	USD	15,190	MXN	233,091	7/16/15	(101,460)
JPMorgan Chase Bank	EUR	6,112	USD	6,736	6/18/15	21,393
Morgan Stanley & Co., Inc.	EUR	8,508	USD	9,671	6/18/15	324,722
Northern Trust Co.	GBP	83,269	USD	124,360	6/04/15	(2,906,781)
Northern Trust Co.	USD	1,948	EUR	1,713	6/18/15	(66,320)
Royal Bank of Scotland PLC	TWD	155,954	USD	5,023	6/12/15	(38,732)
Standard Chartered Bank	BRL	12,436	USD	4,213	6/02/15	310,072
Standard Chartered Bank	USD	3,912	BRL	12,436	6/02/15	(9,209)
Standard Chartered Bank	AUD	25,538	USD	19,667	6/19/15	159,930
State Street Bank & Trust Co.	GBP	1,359	USD	2,047	6/04/15	(29,577)
State Street Bank & Trust Co.	JPY	7,951,393	USD	66,357	6/05/15	2,291,478
State Street Bank & Trust Co.	SGD	7,721	USD	5,728	6/05/15	850
State Street Bank & Trust Co.	EUR	48	USD	54	6/18/15	1,747
State Street Bank & Trust Co.	EUR	1,451	USD	1,579	6/18/15	(14,872)
State Street Bank & Trust Co.	USD	781	EUR	711	6/18/15	782
State Street Bank & Trust Co.	USD	1,985	EUR	1,749	6/18/15	(63,337)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	94,487	USD	29,709	7/02/15	$373,109
UBS AG	USD	3,026	EUR	2,664	6/18/15	(98,784)

						$2,626,553

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $329,781,619 or 33.2% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of May 31, 2015.
(d)	Floating Rate Security. Stated interest rate was in effect at May 31, 2015.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,356,605 and gross unrealized depreciation of investments was $(36,355,368), resulting in net unrealized depreciation of $(8,998,763).
(h)	An amount of U.S. $1,195,679 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
OAT	-	Obligations Assimilables du Trésor
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

May 31, 2015 (unaudited)

37.7%	United States
11.8%	United Kingdom
6.0%	Japan
4.2%	Australia
4.1%	Netherlands
4.0%	Italy
3.6%	Germany
3.0%	Brazil
2.9%	France
2.7%	Canada
2.1%	Spain
1.6%	Mexico
1.3%	South Africa
8.2%	Other
6.8%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Belgium, Chile, China, Colombia, Denmark, India, Indonesia, Ireland, Malaysia, Morocco, New Zealand, Norway, Peru, Portugal, Qatar, Singapore, Supranational, Sweden, Switzerland and United Arab Emirates.

AB Pooling Portfolios

AB Global Core Bond Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$453,060,271		$	– 0	–	$453,060,271
Corporates - Investment Grade		– 0	–	225,557,469			– 0	–	225,557,469
Mortgage Pass-Throughs		– 0	–	62,070,144			– 0	–	62,070,144
Covered Bonds		– 0	–	38,232,288			– 0	–	38,232,288
Commercial Mortgage-Backed Securities		– 0	–	32,357,959			3,960,402		36,318,361
Collateralized Mortgage Obligations		– 0	–	355,604			31,988,409		32,344,013
Governments - Sovereign Agencies		– 0	–	26,912,789			– 0	–	26,912,789
Agencies		– 0	–	22,057,201			– 0	–	22,057,201
Inflation-Linked Securities		– 0	–	19,855,726			– 0	–	19,855,726
Quasi-Sovereigns		– 0	–	18,701,578			– 0	–	18,701,578
Corporates - Non-Investment Grade		– 0	–	3,903,799			– 0	–	3,903,799
Emerging Markets - Corporate Bonds		– 0	–	3,740,137			– 0	–	3,740,137
Asset-Backed Securities		– 0	–	1,058,151			2,431,130		3,489,281
Governments - Sovereign Bonds		– 0	–	3,205,433			– 0	–	3,205,433
Local Governments - Municipal Bonds		– 0	–	2,992,983			– 0	–	2,992,983
Supranationals		– 0	–	2,741,158			– 0	–	2,741,158
Short-Term Investments:
U.S. Treasury Bills		– 0	–	47,463,945			– 0	–	47,463,945
Investment Companies		19,018,647		– 0	–		– 0	–	19,018,647
Governments - Treasuries		– 0	–	3,674,937			– 0	–	3,674,937

Total Investments in Securities		19,018,647		967,941,572			38,379,941		1,025,340,160
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts		– 0	–	8,219,020			– 0	–	8,219,020
Liabilities:
Futures		(1,076,999)		– 0	–		– 0	–	(1,076,999)
Forward Currency Exchange Contracts		– 0	–	(5,592,467)			– 0	–	(5,592,467)

Total^		$17,941,648		$970,568,125			$38,379,941		$1,026,889,714

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 8/31/14	$4,102,183		$9,334,834		$328,900
Accrued discounts/(premiums)	(10,582)		(236)		(226)
Realized gain (loss)	(4,223)		4,599		(140)
Change in unrealized appreciation/depreciation	(95,612)		773		(14,413)
Purchases/Payups	– 0	–	29,376,967		2,171,105
Sales/Paydowns	(31,364)		(6,728,528)		(54,096)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 5/31/15	$3,960,402		$31,988,409		$2,431,130

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$(95,612)		$773		$(14,413)

	Total
Balance as of 8/31/14	$13,765,917
Accrued discounts/(premiums)	(11,044)
Realized gain (loss)	236
Change in unrealized appreciation/depreciation	(109,252)
Purchases/Payups	31,548,072
Sales/Paydowns	(6,813,988)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 5/31/15	$38,379,941

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$(109,252)

As of May 31, 2015 all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 98.0%
United States - 98.0%
U.S. Treasury Inflation Index
0.125%, 4/15/17-1/15/23 (TIPS) (a)	U.S.$	282,001	$284,313,065
0.125%, 4/15/19-7/15/24 (TIPS)		173,382	174,948,115
0.25%, 1/15/25 (TIPS) (a)		55,256	55,100,517
0.375%, 7/15/23 (TIPS) (a)		41,065	41,658,245
0.625%, 7/15/21 (TIPS) (a)		53,642	55,787,714
0.625%, 1/15/24 (TIPS)		33,523	34,575,456
1.125%, 1/15/21 (TIPS)		13,475	14,347,340
1.25%, 7/15/20 (TIPS) (a)(b)		43,984	47,345,083
1.375%, 1/15/20 (TIPS)		16,090	17,294,690
1.625%, 1/15/18 (TIPS) (a)		6,458	6,848,545
1.875%, 7/15/19 (TIPS)		5,621	6,157,274
2.125%, 1/15/19 (TIPS) (a)		5,037	5,510,047

Total Inflation-Linked Securities (cost $739,825,698)			743,886,091

CORPORATES - INVESTMENT GRADE - 16.2%
Industrial - 10.3%
Basic - 1.7%
Barrick Gold Corp.
4.10%, 5/01/23		306	303,304
Basell Finance Co. BV
8.10%, 3/15/27 (c)		388	526,530
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		893	920,800
Dow Chemical Co. (The)
8.55%, 5/15/19		637	782,857
Eastman Chemical Co.
3.80%, 3/15/25		630	644,084
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		257	272,420
Glencore Funding LLC
3.125%, 4/29/19 (c)		3,225	3,282,341
International Paper Co.
4.75%, 2/15/22		1,710	1,883,673
LyondellBasell Industries NV
5.75%, 4/15/24		1,087	1,263,911
Minsur SA
6.25%, 2/07/24 (c)		1,402	1,565,152
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		832	765,440
Teck Resources Ltd.
4.50%, 1/15/21		485	496,394

			12,706,906

Capital Goods - 0.3%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		793	698,395

	Principal Amount (000)		U.S. $ Value
Yamana Gold, Inc.
4.95%, 7/15/24	U.S.$	1,588	$1,568,245

			2,266,640

Communications - Media - 1.4%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		1,584	1,909,637
CBS Corp.
3.50%, 1/15/25		630	614,291
5.75%, 4/15/20		1,625	1,852,931
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		469	482,073
4.45%, 4/01/24		620	650,800
5.00%, 3/01/21		1,700	1,872,055
Discovery Communications LLC
3.45%, 3/15/25		677	652,288
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(d)		906	955,830
Time Warner, Inc.
3.55%, 6/01/24		1,124	1,126,822
Viacom, Inc.
3.875%, 4/01/24		635	633,245

			10,749,972

Communications - Telecommunications - 0.9%
American Tower Corp.
2.80%, 6/01/20		911	905,826
5.05%, 9/01/20		1,355	1,490,935
AT&T, Inc.
5.35%, 9/01/40		612	627,694
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	150	130,160
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	835	945,291
Verizon Communications, Inc.
4.272%, 1/15/36 (c)		2,262	2,107,747
7.35%, 4/01/39		780	1,020,854

			7,228,507

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		919	923,559
5.00%, 5/15/18		337	365,243
5.875%, 8/02/21		1,166	1,351,240

			2,640,042

Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		23	23,029

Consumer Cyclical - Retailers - 0.3%
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,910	1,921,596

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 2.4%
AbbVie, Inc.
3.60%, 5/14/25	U.S.$	1,488	$1,497,514
Actavis Funding SCS
3.80%, 3/15/25		1,664	1,675,675
3.85%, 6/15/24		517	522,713
Altria Group, Inc.
2.625%, 1/14/20		1,915	1,929,322
Bayer US Finance LLC
3.375%, 10/08/24 (c)		611	620,960
Becton Dickinson and Co.
3.734%, 12/15/24		832	849,205
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,617,657
8.50%, 6/15/19		13	15,871
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		1,270	1,293,609
Kroger Co. (The)
3.40%, 4/15/22		1,324	1,357,904
Laboratory Corp. of America Holdings
3.60%, 2/01/25		575	565,671
Medtronic, Inc.
3.50%, 3/15/25 (c)		1,910	1,955,842
Perrigo Finance PLC
3.50%, 12/15/21		251	256,490
3.90%, 12/15/24		650	663,135
Reynolds American, Inc.
3.25%, 11/01/22		899	886,053
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		696	730,693
Tyson Foods, Inc.
2.65%, 8/15/19		367	373,765
3.95%, 8/15/24		1,207	1,253,898

			18,065,977

Energy - 2.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		654	545,193
Energy Transfer Partners LP
6.125%, 2/15/17		1,645	1,764,886
EnLink Midstream Partners LP
5.05%, 4/01/45		750	715,906
Enterprise Products Operating LLC
3.70%, 2/15/26		1,643	1,651,337
5.20%, 9/01/20		720	812,731
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,439	1,452,860
4.15%, 3/01/22		625	636,321
Marathon Petroleum Corp.
5.125%, 3/01/21		590	657,022
Noble Energy, Inc.
3.90%, 11/15/24		996	1,008,189
8.25%, 3/01/19		1,370	1,646,063
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,020	1,003,821

	Principal Amount (000)		U.S. $ Value
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)	U.S.$	2,065	$2,281,075
Spectra Energy Capital LLC
8.00%, 10/01/19		450	539,860
Valero Energy Corp.
6.125%, 2/01/20		998	1,156,716

			15,871,980

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		636	635,203

Technology - 0.8%
KLA-Tencor Corp.
4.65%, 11/01/24		1,321	1,353,022
Motorola Solutions, Inc.
7.50%, 5/15/25		1,540	1,891,684
Seagate HDD Cayman
4.75%, 1/01/25 (c)		740	757,903
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		1,230	1,268,517
Total System Services, Inc.
2.375%, 6/01/18		530	532,489

			5,803,615

			77,913,467

Financial Institutions - 5.4%
Banking - 3.3%
Bank of America Corp.
0.861%, 3/28/18 (e)	EUR	1,850	2,021,858
5.625%, 7/01/20	U.S.$	705	806,207
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	459	654,004
Barclays PLC
4.375%, 9/11/24	U.S.$	475	472,931
BPCE SA
5.70%, 10/22/23 (c)		397	430,760
Citigroup, Inc.
3.875%, 3/26/25		1,365	1,350,629
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		361	369,601
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (c)		1,870	1,845,466
Goldman Sachs Group, Inc. (The)
1.884%, 11/29/23 (e)		1,550	1,584,940
ING Bank NV
2.00%, 9/25/15 (c)		1,995	2,003,235
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		1,710	1,813,992
Morgan Stanley
5.625%, 9/23/19		348	393,647
Series G
5.50%, 7/24/20-7/28/21		1,397	1,596,836

	Principal Amount (000)		U.S. $ Value
Murray Street Investment Trust I
4.647%, 3/09/17	U.S.$	184	$194,201
Nordea Bank AB
6.125%, 9/23/24 (c)(d)		232	237,656
PNC Bank NA
3.80%, 7/25/23		1,930	2,016,323
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(d)		735	761,828
Santander Bank NA
1.206%, 1/12/18 (e)		1,870	1,869,454
Santander UK PLC
5.00%, 11/07/23 (c)		1,050	1,105,890
Standard Chartered PLC Series E
4.00%, 7/12/22 (c)		1,900	1,954,302
UBS AG/Stamford CT
5.875%, 7/15/16		655	689,019
7.625%, 8/17/22		929	1,106,403

			25,279,182

Insurance - 1.3%
American International Group, Inc.
6.40%, 12/15/20		1,660	1,984,147
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c)(d)		804	860,280
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,330	1,493,172
6.10%, 10/01/41		760	925,427
Lincoln National Corp.
8.75%, 7/01/19		550	686,480
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		548	846,447
Prudential Financial, Inc.
5.625%, 6/15/43		940	997,575
Swiss Re Capital I LP
6.854%, 5/25/16 (c)(d)		1,815	1,876,256
XLIT Ltd.
5.50%, 3/31/45		335	329,596

			9,999,380

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		1,877	2,102,193
Health Care REIT, Inc.
5.25%, 1/15/22		1,945	2,164,277
Trust F/1401
5.25%, 12/15/24 (c)		1,555	1,644,413

			5,910,883

			41,189,445

	Principal Amount (000)		U.S. $ Value
Utility - 0.5%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	669	$746,332
Constellation Energy Group, Inc.
5.15%, 12/01/20		263	293,380
Exelon Generation Co. LLC
4.25%, 6/15/22		763	784,220

			1,823,932

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		2,090	2,207,458

			4,031,390

Total Corporates - Investment Grade (cost $118,948,339)			123,134,302

ASSET-BACKED SECURITIES - 9.2%
Autos - Fixed Rate - 5.1%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,572	1,571,845
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		2,205	2,206,692
Series 2013-4, Class A3
0.96%, 4/09/18		1,020	1,020,248
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		262	261,832
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		673	671,751
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		3,140	3,239,534
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		1,591	1,610,395
Bank of The West Auto Trust 2015-1
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		1,506	1,505,666
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		1,585	1,591,760
Series 2015-2, Class A3
1.27%, 8/15/19		1,210	1,209,847
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		1,228	1,228,378
Series 2014-1, Class B
2.22%, 1/22/19		400	404,546
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		854	850,327
Series 2014-B, Class A
1.11%, 11/15/18 (c)		858	855,627

	Principal Amount (000)		U.S. $ Value
Drive Auto Receivables Trust 2015-B	U.S.$	721	$721,459
Series 2015-BA, Class A2A
0.93%, 12/15/17 (c)
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		561	560,602
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		1,491	1,493,533
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		124	123,954
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		358	358,780
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		376	375,450
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		200	200,176
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	252	202,475
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	645	643,206
Series 2014-2, Class A
2.31%, 4/15/26 (c)		1,373	1,395,388
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		1,476	1,477,298
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		730	729,564
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		780	781,406
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		4,705	4,706,666
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (c)		1,032	1,032,911
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		585	590,679
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		550	550,238
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		3,196	3,199,970
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,026	1,027,295

			38,399,498

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.586%, 9/15/17 (c)(e)	U.S.$	3,034	$3,035,927
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.752%, 1/15/22 (e)		1,429	1,430,316
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.564%, 7/20/19 (e)		996	992,348
Series 2015-1, Class A
0.684%, 1/20/20 (e)		1,290	1,290,015
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.732%, 12/10/27 (c)(e)		1,900	1,901,540
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.935%, 10/25/19 (c)(e)		1,301	1,300,999

			9,951,145

Credit Cards - Fixed Rate - 1.3%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		901	904,179
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,685	1,717,834
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		1,300	1,328,626
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,526	1,526,495
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		2,269	2,293,405
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,310	1,322,495
Series 2013-A, Class A
1.61%, 12/15/21		809	810,666

			9,903,700

Credit Cards - Floating Rate - 0.8%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.536%, 3/16/20 (e)		600	600,160
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.536%, 8/17/20 (e)		1,228	1,230,659

	Principal Amount (000)		U.S. $ Value
First National Master Note Trust
Series 2013-2, Class A
0.716%, 10/15/19 (e)	U.S.$	1,619	$1,623,002
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.566%, 12/15/19 (e)		1,715	1,718,108
Series 2015-A, Class A
0.703%, 2/15/22 (e)		850	850,768

			6,022,697

Other ABS - Fixed Rate - 0.7%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		1,911	1,910,719
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		1,021	1,026,354
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (c)		1,234	1,233,845
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (c)		1,573	1,587,464

			5,758,382

Total Asset-Backed Securities (cost $69,889,461)			70,035,422

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%
Non-Agency Fixed Rate CMBS - 7.1%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,223	3,477,984
Series 2007-5, Class AM
5.772%, 2/10/51		618	655,274
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		1,182	1,212,919
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,950	2,017,532
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		1,970	2,042,313
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.776%, 3/15/49		515	528,936
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,475	1,494,656
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.765%, 5/15/46		1,978	2,118,658

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46	U.S.$	1,415	$1,494,085
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,092	3,262,640
Series 2007-GG9, Class AM
5.475%, 3/10/39		1,282	1,349,559
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		829	818,128
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.70%, 6/15/39		947	990,661
DB-UBS 2011-LC1 Mortgage Trust
Series 2011-LC1A, Class E
5.557%, 11/10/46 (c)		763	830,665
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		1,320	1,314,771
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		1,935	1,967,916
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		1,162	1,245,154
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		1,567	1,547,084
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		474	473,186
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		3,850	4,091,440
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB15, Class A4
5.814%, 6/12/43		1,903	1,960,814
Series 2007-CB19, Class AM
5.697%, 2/12/49		700	744,517
Series 2007-LD12, Class AM
6.011%, 2/15/51		598	648,466
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,578	1,720,565
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		890	895,074
Series 2011-C5, Class D
5.323%, 8/15/46 (c)		552	593,227
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM
5.455%, 2/15/40		620	656,903
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		1,211	1,233,466
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,187	1,238,514
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,076	2,177,117

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49	U.S.$	317	$327,084
Series 2012-C4, Class A5
2.85%, 12/10/45		637	646,533
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		3,694	3,763,015
Series 2006-C26, Class A1A
6.009%, 6/15/45		886	919,722
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,776	1,859,104
Series 2014-C20, Class A2
3.036%, 5/15/47		1,218	1,270,414

			53,588,096

Non-Agency Floating Rate CMBS - 1.3%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.506%, 11/15/19 (c)(e)		1,065	1,067,074
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.082%, 6/11/27 (c)(e)		1,490	1,488,503
Series 2014-SAVA, Class A
1.336%, 6/15/34 (c)(e)		1,270	1,268,097
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.881%, 12/05/31 (c)(e)		1,010	1,005,969
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.106%, 6/15/29 (c)(e)		1,987	1,982,185
PFP III Ltd.
Series 2014-1, Class A
1.356%, 6/14/31 (c)(e)		992	992,328
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (c)(e)		827	820,479
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.406%, 11/15/27 (c)(e)		1,299	1,300,769

			9,925,404

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		2,464	2,545,669

Total Commercial Mortgage-Backed Securities (cost $66,762,563)			66,059,169

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.3%
Financial Institutions - 1.3%
Banking - 1.2%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)	U.S.$	480	$507,600
Bank of Ireland
1.781%, 9/22/15 (e)(f)	CAD	1,060	826,793
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)	U.S.$	255	288,150
7.625%, 11/21/22		596	692,850
7.75%, 4/10/23		686	759,745
BNP Paribas SA
5.186%, 6/29/15 (c)(d)		502	503,406
Credit Agricole SA
7.875%, 1/23/24 (c)(d)		368	390,080
Credit Suisse Group AG
7.50%, 12/11/23 (c)(d)		305	324,825
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	2,440	2,666,450
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	1,365	1,369,416
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		285	318,458
Societe Generale SA
5.922%, 4/05/17 (c)(d)		230	239,487

			8,887,260

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		453	482,445
International Lease Finance Corp.
5.875%, 4/01/19		539	589,451

			1,071,896

			9,959,156

Industrial - 0.8%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		166	173,678

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		268	305,520

Communications - Telecommunications - 0.2%
Numericable-SFR SAS
5.375%, 5/15/22 (c)	EUR	283	325,225
Sprint Corp.
7.875%, 9/15/23	U.S.$	810	823,689

			1,148,914

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.2%
General Motors Co.
3.50%, 10/02/18	U.S.$	775	$796,545
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		352	370,040

			1,166,585

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		632	628,840
MCE Finance Ltd.
5.00%, 2/15/21 (c)		385	370,562

			999,402

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		278	285,993

Energy - 0.3%
ONEOK, Inc.
4.25%, 2/01/22		1,321	1,284,764
Paragon Offshore PLC
6.75%, 7/15/22 (c)		117	47,970
7.25%, 8/15/24 (c)		671	278,465
SM Energy Co.
6.50%, 1/01/23		74	76,960
Transocean, Inc.
6.50%, 11/15/20 (a)		785	747,712

			2,435,871

			6,515,963

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		700	783,562
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		532	543,970

			1,327,532

Total Corporates - Non-Investment Grade (cost $18,911,934)			17,802,651

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
GSE Risk Share Floating Rate - 1.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.435%, 11/25/23 (e)		1,940	1,999,468
Series 2014-DN2, Class M1
1.035%, 4/25/24 (e)		684	681,577
Series 2014-DN2, Class M3
3.785%, 4/25/24 (e)		547	541,503

	Principal Amount (000)		U.S. $ Value
Series 2014-DN3, Class M3
4.185%, 8/25/24 (e)	U.S.$	1,965	$1,987,267
Series 2014-DN4, Class M3
4.735%, 10/25/24 (e)		250	261,015
Series 2014-HQ3, Class M3
4.935%, 10/25/24 (e)		500	528,042
Series 2015-DNA1, Class M3
3.48%, 10/25/27 (e)		315	313,869
Series 2015-HQ1, Class M2
2.385%, 3/25/25 (e)		535	539,107
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.385%, 7/25/24 (e)		633	632,398
Series 2014-C04, Class 1M2
5.085%, 11/25/24 (e)		1,111	1,166,727
Series 2014-C04, Class 2M2
5.185%, 11/25/24 (e)		415	439,067
Series 2015-C01, Class 1M2
4.485%, 2/25/25 (e)		835	846,706
Series 2015-C02, Class 2M2
4.187%, 5/25/25 (e)		810	807,377

			10,744,123

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25 (g)		5,093	553,854

Total Collateralized Mortgage Obligations (cost $11,139,005)			11,297,977

MORTGAGE PASS-THROUGHS - 1.4%
Agency Fixed Rate 30-Year - 1.4%
Government National Mortgage Association
3.50% , 7/01/45 (cost $10,540,551)		10,101	10,580,798

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75% , 1/20/20		1,450	1,448,405

Israel - 0.1%
Israel Electric Corp. Ltd.
5.00% , 11/12/24 (c)		1,380	1,438,650

Canada - 0.1%
NOVA Chemicals Corp.
5.25% , 8/01/23 (c)		730	751,900

Morocco - 0.1%
OCP SA
5.625% , 4/25/24 (c)		515	549,119

	Principal Amount (000)		U.S. $ Value
Colombia - 0.1%
Ecopetrol SA
5.875% , 5/28/45	U.S.$	547	$503,240

Total Governments - Sovereign Agencies (cost $4,693,473)			4,691,314

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		586	633,676

Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		1,500	1,674,584

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		526	545,299

United Arab Emirates - 0.2%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		1,695	1,760,681

Total Quasi-Sovereigns (cost $4,407,937)			4,614,240

GOVERNMENTS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17 (cost $3,867,658)	BRL	10,010	2,999,598

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)	U.S.$	387	415,058

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		760	771,400
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)		761	7,610
11.75%, 2/09/22 (h)(i)		270	2,700

			781,710

Total Emerging Markets - Corporate Bonds (cost $1,692,779)			1,196,768

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.2%
Mt Logan Re Ltd. (Preference Shares) (j)(k) (cost $1,100,000)		1,100	$1,116,281

PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Allstate Corp. (The)
5.10% , 1/15/53 (cost $740,144)		27,700	726,017

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
5.95%, 3/19/19 (cost $396,942)	U.S.$	348	394,458

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (l)(m) (cost $14,011,798)		14,011,798	14,011,798

	Principal Amount (000)
SECURITIES SOLD SHORT - (1.4)%
Mortgage Pass-Throughs - (1.4)%
Agency Fixed Rate 30-Year - (1.4)%
Federal National Mortgage Association
4.00%, 6/01/45, TBA (cost $(10,384,512))	U.S.$	(9,750)	(10,411,172)

Total Investments - 140.0% (cost $1,056,543,770) (n)			$1,062,135,712
Other assets less liabilities - (40.0)% (o)			(303,287,870)

Net Assets - 100.0%			$758,847,842

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Canada 10 Yr Bond Future	34	September 2015	$3,804,972	$3,852,203	$47,231
U.S. Ultra Bond (CBT) Futures	60	September 2015	9,405,560	9,616,875	211,315
Sold Contracts
Euro-BOBL Future	214	June 2015	30,397,632	30,284,416	113,216
U.S. Long Bond (CBT) Futures	23	September 2015	3,477,145	3,579,375	(102,230)
U.S. T-Note 10 Yr (CBT) Futures	341	September 2015	43,157,294	43,541,438	(384,144)
U.S. T-Note 2 Yr (CBT) Futures	193	September 2015	42,176,249	42,239,860	(63,611)
U.S. T-Note 5 Yr (CBT) Futures	622	September 2015	74,070,508	74,469,922	(399,414)

					$(577,637)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,944	TWD	59,091	6/12/15	$(25,923)
Barclays Bank PLC	USD	2,228	IDR	29,753,816	7/10/15	8,162
BNP Paribas SA	CAD	5,996	USD	5,013	6/17/15	192,936
Credit Suisse International	EUR	10,140	USD	11,136	6/18/15	(3,550)
Goldman Sachs Bank USA	AUD	2,260	USD	1,767	6/19/15	40,544
HSBC Bank USA	AUD	4,820	USD	3,904	6/19/15	222,385
Royal Bank of Scotland PLC	TWD	58,732	USD	1,892	6/12/15	(14,586)
Standard Chartered Bank	BRL	9,923	USD	3,362	6/02/15	247,406
Standard Chartered Bank	USD	3,122	BRL	9,923	6/02/15	(7,348)
State Street Bank & Trust Co.	GBP	5,005	USD	7,475	6/04/15	(173,679)
State Street Bank & Trust Co.	SGD	2,547	USD	1,890	6/05/15	280
State Street Bank & Trust Co.	BRL	9,923	USD	3,120	7/02/15	39,184

						$525,811

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
BUY CONTRACTS
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.47%	$6,058	$(567,603)	$(394,127)
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	2.47	15,113	(1,416,052)	(653,248)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.55	23,810	(470,049)	(197,048)

				$(2,453,704)	$(1,244,423)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	35,660	3/10/17	0.973%	3 Month CDOR	$(2,398)
Morgan Stanley & Co., LLC/(CME Group)	AUD	47,230	3/11/17	2.140%	3 Month BBSW	(44,910)
Morgan Stanley & Co., LLC/(CME Group)		$43,660	5/06/19	3 Month LIBOR	1.751%	645,165
Morgan Stanley & Co., LLC/(CME Group)		8,240	7/02/19	3 Month LIBOR	1.701%	143,519
Morgan Stanley & Co., LLC/(CME Group)		14,230	10/31/19	3 Month LIBOR	1.747%	169,509
Morgan Stanley & Co., LLC/(CME Group)		13,700	4/01/20	1.567%	3 Month LIBOR	(17,382)
Morgan Stanley & Co., LLC/(CME Group)		26,500	5/18/20	3 Month LIBOR	1.663%	84,067
Morgan Stanley & Co., LLC/(CME Group)		3,630	6/25/21	2.243%	3 Month LIBOR	(128,520)
Morgan Stanley & Co., LLC/(CME Group)		4,910	1/14/24	2.980%	3 Month LIBOR	(410,926)
Morgan Stanley & Co., LLC/(CME Group)		4,330	2/14/24	2.889%	3 Month LIBOR	(318,632)
Morgan Stanley & Co., LLC/(CME Group)		6,120	4/28/24	2.817%	3 Month LIBOR	(378,098)
Morgan Stanley & Co., LLC/(CME Group)		4,360	5/06/24	2.736%	3 Month LIBOR	(237,149)
Morgan Stanley & Co., LLC/(CME Group)		$3,520	5/29/24	3 Month LIBOR	2.628%	$153,979
Morgan Stanley & Co., LLC/(CME Group)		2,650	6/05/24	2.710%	3 Month LIBOR	(166,693)
Morgan Stanley & Co., LLC/(CME Group)		8,860	7/02/24	2.632%	3 Month LIBOR	(478,932)
Morgan Stanley & Co., LLC/(CME Group)		4,440	7/10/24	2.674%	3 Month LIBOR	(253,363)
Morgan Stanley & Co., LLC/(CME Group)		3,550	7/18/24	3 Month LIBOR	2.668%	198,743
Morgan Stanley & Co., LLC/(CME Group)		5,140	9/24/24	3 Month LIBOR	2.691%	269,872
Morgan Stanley & Co., LLC/(CME Group)	AUD	7,190	3/11/25	6 Month BBSW	2.973%	(7,976)
Morgan Stanley & Co., LLC/(CME Group)		$4,250	4/21/25	1.991%	3 Month LIBOR	64,535

						$(715,590)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SALE CONTRACTS
Bank of America, NA:
Societe Generale, 5.25% 3/01/17, 12/20/17*	3.00	0.47	EUR	1,400	$109,032	$43,852	$65,180
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.42		$2,140	32,203	(34,728)	66,931
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.60		826	14,847	(9,057)	23,904
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.60		334	6,002	(3,660)	9,662
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.60		336	6,047	(3,688)	9,735
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.60		484	8,708	(4,766)	13,474

					$176,839	$(12,047)	$188,886

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,500	1/15/16	CPI #	0.970%		$193,178
Citibank	15,500	1/15/16	0.945%	CPI	#	(188,790)
Citibank	17,500	7/15/16	2.075%	CPI	#	(518,662)
Morgan Stanley Capital Services LLC	10,900	7/15/17	1.955%	CPI	#	(287,713)

						$(801,987)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		$7,590	1/17/22	2.050%	3 Month LIBOR	$(140,415)
Citibank	BRL	67,100	1/02/17	CDI	13.190%	(16,492)
Citibank		31,300	1/04/21	12.305%	CDI	(53,014)
JPMorgan Chase Bank		$8,040	5/17/21	3.268%	3 Month LIBOR	(698,845)
Morgan Stanley Capital Services LLC		5,480	2/21/42	2.813%	3 Month LIBOR	(277,972)
Morgan Stanley Capital Services LLC		3,990	3/06/42	2.804%	3 Month LIBOR	(189,367)

						$(1,376,105)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at May 31, 2015
Bank of America	0.32%	8/24/15	$28,915,039
Bank of America+	0.16%	—	2,777,801
Barclays Capital, Inc.+	0.17%	—	34,635,734
HSBC	0.25%	6/02/15	15,780,086
HSBC	0.28%	7/06/15	20,120,601
HSBC	0.30%	7/14/15	38,554,774
HSBC	0.26%	7/16/15	18,853,492
HSBC+	0.14%	—	20,878,589
ING+	(1.50)%*	—	203,040
JPMorgan Chase	0.23%	6/04/15	53,050,348
JPMorgan Chase	0.23%	7/08/15	4,687,242
JPMorgan Chase	0.25%	7/22/15	49,586,722

			$288,043,468

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2015
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $109,053,763 or 14.4% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at May 31, 2015.
(f)	Illiquid security.
(g)	IO - Interest Only

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of May 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	$420,913	$7,610	0.00%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/30/14	132,510	2,700	0.00%

(i)	Security is in default and is non-income producing.
(j)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(k)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd.
(Preference Shares)	12/30/14	$1,100,000	$1,116,281	0.15%

(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,910,189 and gross unrealized depreciation of investments was $(8,732,104), resulting in net unrealized appreciation of $5,178,085.
(o)	An amount of U.S.$1,507,439 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Pooling Portfolios

AB Bond Inflation Protection Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$743,886,091		$	– 0	–	$743,886,091
Corporates - Investment Grade		– 0	–	123,134,302			– 0	–	123,134,302
Asset-Backed Securities		– 0	–	64,277,040			5,758,382		70,035,422
Commercial Mortgage-Backed Securities		– 0	–	53,450,445			12,608,724		66,059,169
Corporates - Non-Investment Grade		– 0	–	17,802,651			– 0	–	17,802,651
Collateralized Mortgage Obligations		– 0	–	553,854			10,744,123		11,297,977
Mortgage Pass-Throughs		– 0	–	10,580,798			– 0	–	10,580,798
Governments - Sovereign Agencies		– 0	–	4,691,314			– 0	–	4,691,314
Quasi-Sovereigns		– 0	–	4,614,240			– 0	–	4,614,240
Governments - Treasuries		– 0	–	2,999,598			– 0	–	2,999,598
Emerging Markets - Corporate Bonds		– 0	–	1,196,768			– 0	–	1,196,768
Common Stocks		– 0	–	– 0	–		1,116,281		1,116,281
Preferred Stocks		726,017		– 0	–		– 0	–	726,017
Governments - Sovereign Bonds		– 0	–	394,458			– 0	–	394,458
Short-Term Investments		14,011,798		– 0	–		– 0	–	14,011,798
Liabilities:
Mortgage Pass-Throughs		– 0	–	(10,411,172)			– 0	–	(10,411,172)

Total Investments in Securities		14,737,815		1,017,170,387			30,227,510		1,062,135,712
Other Financial Instruments* :
Assets:
Futures		371,762		– 0	–		– 0	–	371,762
Forward Currency Exchange Contracts		– 0	–	750,897			– 0	–	750,897
Centrally Cleared Interest Rate Swaps		– 0	–	1,729,389			– 0	–	1,729,389
Credit Default Swaps		– 0	–	188,886			– 0	–	188,886
Inflation (CPI) Swaps		– 0	–	193,178			– 0	–	193,178
Liabilities:
Futures		(949,399)		– 0	–		– 0	–	(949,399)
Forward Currency Exchange Contracts		– 0	–	(225,086)			– 0	–	(225,086)
Centrally Cleared Credit Default Swaps		– 0	–	(1,244,423)			– 0	–	(1,244,423)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,444,979)			– 0	–	(2,444,979)
Inflation (CPI) Swaps		– 0	–	(995,165)			– 0	–	(995,165)
Interest Rate Swaps		– 0	–	(1,376,105)			– 0	–	(1,376,105)

Total^		$14,160,178		$1,013,746,979			$30,227,510		$1,058,134,667

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 8/31/14	$6,855,167		$7,281,022		$7,226,396
Accrued discounts/(premiums)	64		(24,280)		270
Realized gain (loss)	959		(2,016)		43,569
Change in unrealized appreciation/depreciation	17,620		(189,852)		(138,430)
Purchases/Payups	4,504,831		5,595,587		6,150,513
Sales/Paydowns	(3,626,795)		(51,737)		(2,538,195)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(1,993,464)		– 0	–	– 0	–

Balance as of 5/31/15	$5,758,382		$12,608,724		$10,744,123

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$19,366		$(189,852)		$(84,667)

	Common Stocks		Total
Balance as of 8/31/14	$ – 0	–	$21,362,585
Accrued discounts/(premiums)	– 0	–	(23,946)
Realized gain (loss)	– 0	–	42,512
Change in unrealized appreciation/depreciation	16,281		(294,381)
Purchases/Payups	1,100,000		17,350,931
Sales/Paydowns	– 0	–	(6,216,727)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(1,993,464)

Balance as of 5/31/15	$1,116,281		$30,227,510	+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$16,281		$(238,872)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of May 31, 2015 all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB High-Yield Portfolio

Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 77.0%
Industrial - 62.7%
Basic - 4.1%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	130	$137,475
Aleris International, Inc.
7.625%, 2/15/18		519	537,165
7.875%, 11/01/20		230	238,625
ArcelorMittal
5.125%, 6/01/20		180	182,700
6.125%, 6/01/18-6/01/25		1,427	1,525,001
6.25%, 3/01/21		249	262,695
7.50%, 3/01/41		466	469,495
7.75%, 10/15/39		922	948,212
Arch Coal, Inc.
7.25%, 6/15/21		594	103,950
Ashland, Inc.
3.875%, 4/15/18		335	345,117
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		275	298,375
Chemours Co. (The)
7.00%, 5/15/25 (a)		262	266,585
Cliffs Natural Resources, Inc.
7.75%, 3/31/20 (a)		406	280,140
8.25%, 3/31/20 (a)		323	311,695
Commercial Metals Co.
6.50%, 7/15/17		336	357,000
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		540	556,200
Emeco Pty Ltd.
9.875%, 3/15/19 (a)		481	375,180
FMG Resources August 206 Pty Ltd.
6.875%, 4/01/22 (a)		240	183,900
9.75%, 3/01/22 (a)		131	137,550
Hexion, Inc.
8.875%, 2/01/18		102	93,585
INEOS Group Holdings SA
6.125%, 8/15/18 (a)		345	354,488
Jefferson Smurfit Corp./US
8.25%, 10/01/12 (b)(c)		630	315
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)(d)		201	181,905
Kerling PLC
10.625%, 2/01/17 (a)	EUR	255	288,118
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	382	413,038
7.875%, 11/01/22 (a)		270	292,108
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(e)		971	330,140
Momentive Performance Materials, Inc.
3.88%, 10/24/21		461	415,476
8.875%, 10/15/20 (f)(g)		461	0

	Principal Amount (000)		U.S. $ Value
Novelis, Inc.
8.75%, 12/15/20	U.S.$	509	$542,243
Peabody Energy Corp.
6.00%, 11/15/18		570	404,700
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		730	742,775
11.25%, 10/15/18		80	77,200
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		700	738,500
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)(c)		650	325
Steel Dynamics, Inc.
6.125%, 8/15/19		645	688,538
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		341	296,670
9.75%, 12/01/17		500	527,500
TPC Group, Inc.
8.75%, 12/15/20 (a)		172	166,410
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		211	217,858

			14,288,952

Capital Goods - 5.5%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		328	303,400
Apex Tool Group LLC
7.00%, 2/01/21 (a)		368	334,880
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(d)(h)		397	422,939
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)	EUR	145	170,059
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)	U.S.$	570	572,850
Berry Plastics Corp.
5.125%, 7/15/23		260	258,700
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
5.625%, 12/15/16 (a)(d)		575	578,594
6.00%, 6/15/17 (a)		171	172,710
Bombardier, Inc.
6.00%, 10/15/22 (a)		1,135	1,028,594
6.125%, 1/15/23 (a)(d)		1,023	930,930
7.45%, 5/01/34 (a)		564	532,980
7.50%, 3/15/25 (a)		268	256,275
CNH Industrial Capital LLC
3.375%, 7/15/19		285	277,162
3.625%, 4/15/18		1,120	1,121,400
EnerSys
5.00%, 4/30/23 (a)		210	212,888
EnPro Industries, Inc.
5.875%, 9/15/22 (a)		266	275,975

	Principal Amount (000)		U.S. $ Value
Gardner Denver, Inc.
6.875%, 8/15/21 (a)	U.S.$	176	$163,240
HD Supply, Inc.
7.50%, 7/15/20		1,060	1,146,125
KLX, Inc.
5.875%, 12/01/22 (a)		238	240,975
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		252	267,750
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)		308	318,780
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		70	55,475
Officine Maccaferri SpA
5.75%, 6/01/21 (a)	EUR	550	607,085
Owens-Illinois, Inc.
7.80%, 5/15/18	U.S.$	455	513,012
Rexel SA
5.25%, 6/15/20 (a)		330	344,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		540	562,275
8.25%, 2/15/21		1,309	1,379,359
9.00%, 4/15/19		1,210	1,258,400
9.875%, 8/15/19		400	424,000
Sealed Air Corp.
4.875%, 12/01/22 (a)		136	137,020
6.875%, 7/15/33 (a)		1,181	1,228,240
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	147	171,759
SPX Corp.
6.875%, 9/01/17	U.S.$	635	692,150
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		279	304,807
TransDigm, Inc.
6.00%, 7/15/22		530	537,287
6.50%, 7/15/24		616	628,320
United Rentals North America, Inc.
5.50%, 7/15/25		758	756,105

			19,187,350

Communications - Media - 9.1%
Acosta, Inc.
7.75%, 10/01/22 (a)		180	183,825
Altice Financing SA
6.625%, 2/15/23 (a)		672	694,680
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	555	940,510
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	U.S.$	785	785,000
5.875%, 5/01/27 (a)		334	336,505
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		574	543,865
Clear Channel Worldwide Holdings, Inc.

	Principal Amount (000)		U.S. $ Value
6.50%, 11/15/22	U.S.$	525	$549,938
Series A
7.625%, 3/15/20		100	104,375
Series B
6.50%, 11/15/22		675	714,656
Crown Media Holdings, Inc.
10.50%, 7/15/19		470	498,200
CSC Holdings LLC
5.25%, 6/01/24 (a)		362	354,308
7.625%, 7/15/18		1,140	1,262,550
DISH DBS Corp.
5.875%, 11/15/24		1,893	1,897,732
Gannett Co., Inc.
4.875%, 9/15/21 (a)		455	458,413
5.125%, 7/15/20		170	177,650
5.50%, 9/15/24 (a)		114	115,995
6.375%, 10/15/23		710	756,150
Hughes Satellite Systems Corp.
7.625%, 6/15/21		965	1,084,419
iHeartCommunications, Inc.
6.875%, 6/15/18		1,231	1,126,365
9.00%, 12/15/19-9/15/22		1,180	1,144,202
10.00%, 1/15/18		475	409,688
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,934	1,776,263
7.25%, 10/15/20		1,900	1,926,125
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	510	631,550
LIN Television Corp.
5.875%, 11/15/22 (a)	U.S.$	222	227,550
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		350	364,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		312	331,500
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		705	707,644
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.625%, 2/15/24 (a)		160	167,600
Radio One, Inc.
7.375%, 4/15/22 (a)		400	402,000
9.25%, 2/15/20 (a)		511	477,785
RR Donnelley & Sons Co.
8.25%, 3/15/19		390	450,450
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		1,165	1,176,650
6.125%, 10/01/22		576	607,680
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		250	241,250
5.375%, 4/15/25 (a)		170	170,255
6.00%, 7/15/24 (a)		650	674,505
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		510	525,300

	Principal Amount (000)		U.S. $ Value
Time, Inc.
5.75%, 4/15/22 (a)	U.S.$	779	$757,577
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		346	345,135
Unitymedia GmbH
6.125%, 1/15/25 (a)		497	514,395
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		580	598,125
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		1,914	1,904,665
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		685	685,856
Videotron Ltd.
5.00%, 7/15/22		500	516,250
Virgin Media Finance PLC
4.875%, 2/15/22		208	196,560
6.00%, 10/15/24 (a)		982	1,023,735
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(h)		152	154,280
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		262	267,240

			31,960,951

Communications - Telecommunications - 5.8%
Altice SA
7.625%, 2/15/25 (a)		220	217,250
7.75%, 5/15/22 (a)		332	335,320
CenturyLink, Inc.
Series T
5.80%, 3/15/22		265	271,625
Series U
7.65%, 3/15/42		760	737,200
Series W
6.75%, 12/01/23		335	357,613
Columbus International, Inc.
7.375%, 3/30/21 (a)		829	894,284
CommScope, Inc.
5.50%, 6/15/24 (a)		181	180,321
Frontier Communications Corp.
6.25%, 9/15/21		655	630,847
7.125%, 3/15/19		350	371,875
7.625%, 4/15/24		488	469,700
7.875%, 1/15/27		127	120,015
9.00%, 8/15/31		360	354,600
Level 3 Financing, Inc.
7.00%, 6/01/20		800	857,000
Numericable-SFR SAS
6.00%, 5/15/22 (a)		1,185	1,195,369
6.25%, 5/15/24 (a)		583	591,016
Sprint Capital Corp.
6.875%, 11/15/28		1,072	967,480
8.75%, 3/15/32		1,310	1,336,200
Sprint Communications, Inc.

	Principal Amount (000)		U.S. $ Value
6.00%, 11/15/22	U.S.$	425	$406,937
9.00%, 11/15/18 (a)		945	1,083,206
Sprint Corp.
7.125%, 6/15/24		360	348,300
7.25%, 9/15/21		520	523,250
7.875%, 9/15/23		1,583	1,609,753
T-Mobile USA, Inc.
6.25%, 4/01/21		900	949,500
6.375%, 3/01/25		435	454,031
6.50%, 1/15/24		715	754,325
6.625%, 4/01/23		239	251,548
Telecom Italia Capital SA
6.375%, 11/15/33		1,050	1,105,125
7.721%, 6/04/38		360	414,000
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		380	382,850
6.50%, 4/30/20 (a)		710	754,375
7.375%, 4/23/21 (a)		407	424,297
Windstream Services LLC
7.50%, 4/01/23		340	305,150
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23 (a)		429	431,999

			20,086,361

Consumer Cyclical - Automotive - 2.6%
Affinia Group, Inc.
7.75%, 5/01/21		579	603,607
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		427	440,877
Exide Corp.
Zero Coupon, 2/01/18 (b)(i)		586	1
Series AI
7.00%, 4/30/25 (b)(g)(h)(j)		978	752,670
Exide Technologies
Series AI
11.00%, 4/30/20 (b)(g)		1,326	1,107,488
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		214	197,415
General Motors Financial Co., Inc.
3.50%, 7/10/19		2,165	2,210,718
LKQ Corp.
4.75%, 5/15/23		1,084	1,070,450
Rhino Bondco SpA
5.527%, 12/15/19 (a)(k)	EUR	200	220,484
7.25%, 11/15/20 (a)		275	323,930
Schaeffler Holding Finance BV
6.875%, 8/15/18 (a)(h)		544	622,366
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		312	356,635
Titan International, Inc.
6.875%, 10/01/20	U.S.$	360	332,550
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		332	337,810

	Principal Amount (000)		U.S. $ Value
4.75%, 4/29/25 (a)	U.S.$	451	$451,000

			9,028,001

Consumer Cyclical - Entertainment - 0.4%
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(h)		644	653,660
Pinnacle Entertainment, Inc.
7.50%, 4/15/21		373	395,846
Regal Entertainment Group
5.75%, 3/15/22		385	396,550

			1,446,056

Consumer Cyclical - Other - 2.8%
Beazer Homes USA, Inc.
5.75%, 6/15/19		350	342,125
Boyd Gaming Corp.
9.00%, 7/01/20		870	948,300
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (e)		145	118,900
10.00%, 12/15/18 (e)		825	211,406
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		350	354,375
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (a)		760	621,300
DR Horton, Inc.
3.625%, 2/15/18		305	311,863
4.00%, 2/15/20		500	502,500
International Game Technology PLC
6.25%, 2/15/22 (a)		558	541,260
Isle of Capri Casinos, Inc.
5.875%, 3/15/21 (a)		175	181,125
KB Home
4.75%, 5/15/19		290	288,550
Lennar Corp.
4.50%, 6/15/19		665	681,625
M/I Homes, Inc.
8.625%, 11/15/18		790	821,600
Marina District Finance Co., Inc.
9.875%, 8/15/18		370	383,875
MDC Holdings, Inc.
5.50%, 1/15/24		36	35,460
Meritage Homes Corp.
6.00%, 6/01/25 (a)		326	326,000
7.00%, 4/01/22		45	48,375
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		165	169,950
Penn National Gaming, Inc.
5.875%, 11/01/21 (d)		365	370,931
PulteGroup, Inc.
6.375%, 5/15/33		86	88,580

	Principal Amount (000)		U.S. $ Value
7.875%, 6/15/32	U.S.$	31	$35,960
Ryland Group, Inc. (The)
6.625%, 5/01/20		335	363,475
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		306	319,005
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		81	83,430
6.125%, 4/01/25 (a)		124	127,720
Standard Pacific Corp.
5.875%, 11/15/24		100	104,000
8.375%, 5/15/18		300	343,500
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		325	329,469
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (a)		253	256,479
Toll Brothers Finance Corp.
4.00%, 12/31/18		157	160,925
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.50%, 3/01/25 (a)		228	228,000
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		200	194,500

			9,894,563

Consumer Cyclical - Restaurants - 0.5%
1011778 B.C. ULC/New Red Finance, Inc.
4.625%, 1/15/22 (a)		324	324,405
6.00%, 4/01/22 (a)		414	429,318
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	103	168,256
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		107	172,524
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)		330	509,416

			1,603,919

Consumer Cyclical - Retailers - 2.9%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	695	734,962
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		635	673,100
Brighthouse Group PLC
7.875%, 5/15/18 (a)(d)	GBP	669	961,150
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	544	553,520
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(h)		879	753,742
Family Tree Escrow LLC
5.75%, 3/01/23 (a)		734	774,370
Group 1 Automotive, Inc.
5.00%, 6/01/22 (a)		410	412,050

	Principal Amount (000)		U.S. $ Value
L Brands, Inc.
8.50%, 6/15/19	U.S.$	820	$985,025
Levi Strauss & Co.
5.00%, 5/01/25 (a)		398	396,508
6.875%, 5/01/22		315	343,350
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		270	286,200
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(h)		237	255,960
New Look Bondco I PLC
8.375%, 5/14/18 (a)		710	740,175
Rite Aid Corp.
6.125%, 4/01/23 (a)		1,544	1,605,760
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)		635	676,402

			10,152,274

Consumer Non-Cyclical - 12.4%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23 (a)		78	79,755
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		463	445,637
Alere, Inc.
6.50%, 6/15/20		380	399,950
8.625%, 10/01/18		739	767,174
Amsurg Corp.
5.625%, 7/15/22		408	417,690
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(h)		44	41,470
9.25%, 2/15/19 (a)		175	181,563
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	121	175,921
5.50%, 7/15/21 (a)		225	318,872
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(h)	U.S.$	725	741,312
Care UK Health & Social Care PLC
5.572%, 7/15/19 (a)(k)	GBP	233	342,763
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)	EUR	310	354,262
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (d)	U.S.$	2,726	2,910,032
7.125%, 7/15/20		685	730,381
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)		178	179,113
Constellation Brands, Inc.
3.75%, 5/01/21		840	845,250
Crimson Merger Sub, Inc.
6.625%, 5/15/22 (a)		244	214,415
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		698	693,637

	Principal Amount (000)		U.S. $ Value
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	225	$228,375
Endo Finance LLC/Endo Finco, Inc.
7.00%, 7/15/19 (a)		535	556,400
7.25%, 1/15/22 (a)		93	98,813
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 2/01/25 (a)		803	813,037
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		395	406,850
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,535	1,442,900
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	215	331,892
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22	U.S.$	270	275,400
HCA, Inc.
4.25%, 10/15/19		2,317	2,404,814
5.375%, 2/01/25		467	481,010
6.50%, 2/15/20		1,545	1,724,606
HJ Heinz Co.
4.875%, 2/15/25 (a)		925	996,687
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	735	859,956
Horizon Pharma Financing, Inc.
6.625%, 5/01/23 (a)	U.S.$	500	514,375
HRG Group, Inc.
7.875%, 7/15/19		508	537,972
7.875%, 7/15/19 (a)		254	268,986
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		1,210	1,265,206
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(h)		422	431,495
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		995	1,068,381
Kindred Healthcare, Inc.
8.00%, 1/15/20 (a)		350	378,438
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		1,015	1,091,632
Labco SA
8.50%, 1/15/18 (a)	EUR	400	459,089
Mallinckrodt International Finance SA
3.50%, 4/15/18	U.S.$	262	262,655
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		94	94,541
5.75%, 8/01/22 (a)		339	355,103
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		185	195,638
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		360	385,200
Post Holdings, Inc.
7.375%, 2/15/22		752	769,544

	Principal Amount (000)		U.S. $ Value
PRA Holdings, Inc.
9.50%, 10/01/23 (a)	U.S.$	540	$608,850
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	282	445,698
Quintiles Transnational Corp.
4.875%, 5/15/23 (a)	U.S.$	337	342,055
R&R Ice Cream PLC
5.50%, 5/15/20 (a)	GBP	358	564,950
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	U.S.$	1,013	1,043,390
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		660	674,025
5.875%, 8/01/21 (a)		220	230,450
7.75%, 7/01/17		390	430,950
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)		276	284,280
6.125%, 12/15/24 (a)		122	129,625
6.375%, 11/15/20		545	581,787
6.625%, 11/15/22		464	497,640
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (a)		75	75,563
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		333	302,198
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	213	250,548
Tenet Healthcare Corp.
5.50%, 3/01/19 (a)	U.S.$	450	455,625
6.875%, 11/15/31		1,520	1,406,000
8.00%, 8/01/20		1,040	1,086,800
8.125%, 4/01/22		446	486,140
United Surgical Partners International, Inc.
9.00%, 4/01/20		382	409,695
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		697	710,940
5.875%, 5/15/23 (a)		1,189	1,232,101
6.125%, 4/15/25 (a)		2,316	2,411,535
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	158,954

			43,357,991

Energy - 9.5%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)	U.S.$	235	160,975
Antero Resources Corp.
5.125%, 12/01/22		830	827,925
5.625%, 6/01/23 (a)		218	223,886
Approach Resources, Inc.
7.00%, 6/15/21		190	175,750
Basic Energy Services, Inc.
7.75%, 2/15/19		255	214,200
Baytex Energy Corp.
5.625%, 6/01/24 (a)		360	347,400

	Principal Amount (000)		U.S. $ Value
Berry Petroleum Co. LLC
6.375%, 9/15/22	U.S.$	624	$511,680
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		144	133,200
6.75%, 4/15/21		203	196,403
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		393	345,840
California Resources Corp.
5.00%, 1/15/20		845	804,862
5.50%, 9/15/21		286	270,985
6.00%, 11/15/24		114	104,880
Canbriam Energy, Inc.
9.75%, 11/15/19 (a)		241	247,025
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		495	524,081
Chaparral Energy, Inc.
7.625%, 11/15/22		275	220,000
CHC Helicopter SA
9.25%, 10/15/20		737	624,692
Chesapeake Energy Corp.
2.50%, 5/15/37(j)		1,225	1,186,719
6.875%, 11/15/20		877	925,235
Cobalt International Energy, Inc.
2.625%, 12/01/19 (j)		430	334,056
Concho Resources, Inc.
5.50%, 4/01/23		550	558,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (a)		290	305,422
DCP Midstream Operating LP
5.60%, 4/01/44		48	45,150
Denbury Resources, Inc.
4.625%, 7/15/23		1,063	969,987
5.50%, 5/01/22		212	202,328
Diamondback Energy, Inc.
7.625%, 10/01/21		160	172,000
Energy Transfer Equity LP
5.875%, 1/15/24		406	431,375
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24 (a)		660	231,000
7.75%, 6/15/19		135	60,413
11.00%, 3/15/20 (a)		244	223,870
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		265	278,250
EXCO Resources, Inc.
8.50%, 4/15/22		239	140,413
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		950	935,750
Goodrich Petroleum Corp.
8.875%, 3/15/19		255	127,500
Gulfport Energy Corp.
6.625%, 5/01/23 (a)		345	351,900
Halcon Resources Corp.
8.875%, 5/15/21		277	194,593
9.75%, 7/15/20		138	99,705

	Principal Amount (000)		U.S. $ Value
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20	U.S.$	543	$502,275
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22		730	721,787
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		601	504,840
Laredo Petroleum, Inc.
7.375%, 5/01/22		575	610,937
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		584	487,640
8.00%, 12/01/20		205	177,325
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		1,098	938,790
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 6/01/25		540	534,740
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)		744	727,260
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.25%, 6/01/21		365	167,444
Newfield Exploration Co.
5.375%, 1/01/26		400	414,000
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		726	700,590
Oasis Petroleum, Inc.
6.875%, 3/15/22		377	385,483
Offshore Group Investment Ltd.
7.50%, 11/01/19		483	348,968
Pacific Drilling SA
5.375%, 6/01/20 (a)		441	363,825
Paragon Offshore PLC
6.75%, 7/15/22 (a)		266	109,060
7.25%, 8/15/24 (a)		873	362,295
PHI, Inc.
5.25%, 3/15/19		455	440,212
Precision Drilling Corp.
6.50%, 12/15/21		299	296,010
QEP Resources, Inc.
5.375%, 10/01/22		565	567,825
Range Resources Corp.
4.875%, 5/15/25 (a)		585	585,000
Rosetta Resources, Inc.
5.875%, 6/01/24		611	659,116
Sabine Oil & Gas Corp.
7.25%, 6/15/19		415	95,450
Sabine Pass Liquefaction LLC
5.625%, 2/01/21 (l)		1,000	1,032,500
5.625%, 3/01/25 (a)		275	275,000
5.75%, 5/15/24		571	580,279
6.25%, 3/15/22		565	594,662
Sanchez Energy Corp.
7.75%, 6/15/21		430	438,600
SandRidge Energy, Inc.
7.50%, 2/15/23		315	174,825

	Principal Amount (000)		U.S. $ Value
Seven Generations Energy Ltd.
6.75%, 5/01/23 (a)	U.S.$	93	$93,698
8.25%, 5/15/20 (a)		554	594,165
SM Energy Co.
5.00%, 1/15/24		150	147,000
5.625%, 6/01/25		284	286,485
6.50%, 1/01/23		37	38,480
Southern Star Central Corp.
5.125%, 7/15/22 (a)		380	397,100
Swift Energy Co.
7.875%, 3/01/22		315	138,600
Tervita Corp.
8.00%, 11/15/18 (a)		346	324,375
10.875%, 2/15/18 (a)		332	234,060
Transocean, Inc.
3.00%, 10/15/17		750	731,719
6.80%, 3/15/38		855	686,137
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		425	359,125
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%, 4/01/20		215	210,700
W&T Offshore, Inc.
8.50%, 6/15/19		290	206,625
Whiting Petroleum Corp.
5.00%, 3/15/19		299	299,000
6.25%, 4/01/23 (a)		673	689,825
WPX Energy, Inc.
6.00%, 1/15/22		280	282,100

			33,223,632

Other Industrial - 1.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		244	242,475
10.75%, 10/15/19 (a)		745	597,862
B456 Systems, Inc.
3.75%, 4/15/16 (c)(f)(j)		270	11,475
Galapagos Holding SA
7.00%, 6/15/22 (a)	EUR	130	137,782
General Cable Corp.
4.50%, 11/15/29 (j)(m)	U.S.$	319	257,393
5.75%, 10/01/22		387	354,105
Interline Brands, Inc.
10.00% (10.00% Cash or 10.75% PIK), 11/15/18 (h)		461	483,474
Laureate Education, Inc.
10.00%, 9/01/19 (a)		1,079	1,043,932
Modular Space Corp.
10.25%, 1/31/19 (a)		420	358,050
NANA Development Corp.
9.50%, 3/15/19 (a)		851	808,450
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		537	481,958
13.00% (7.00% Cash and 6.00% PIK), 3/15/18 (h)		390	417,707

	Principal Amount (000)		U.S. $ Value
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	422	$432,550

			5,627,213
Services - 0.6%
ADT Corp. (The)
4.125%, 4/15/19 (d)		446	453,805
6.25%, 10/15/21		270	289,575
Cerved Group SpA
8.00%, 1/15/21 (a)	EUR	270	323,230
Geo Debt Finance SCA
7.50%, 8/01/18 (a)		180	186,327
IHS, Inc.
5.00%, 11/01/22 (a)	U.S.$	237	238,777
Mobile Mini, Inc.
7.875%, 12/01/20		309	327,540
Sabre GLBL, Inc.
5.375%, 4/15/23 (a)		159	161,782
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		19	20,188

			2,001,224

Technology - 4.2%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		651	714,472
Audatex North America, Inc.
6.00%, 6/15/21 (a)		193	201,403
6.125%, 11/01/23 (a)		154	160,160
Avaya, Inc.
7.00%, 4/01/19 (a)		102	102,000
10.50%, 3/01/21 (a)		767	655,785
Blackboard, Inc.
7.75%, 11/15/19 (a)		245	235,200
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		1,109	1,002,259
Brightstar Corp.
9.50%, 12/01/16 (a)		883	913,375
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23		258	264,641
5.50%, 12/01/24		367	384,433
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		325	344,094
CommScope Holding Co., Inc.
6.625% (6.625% Cash or 7.375% PIK), 6/01/20 (a)(h)		170	175,100
Dell, Inc.
5.875%, 6/15/19		540	583,200
6.50%, 4/15/38		420	428,137
Edgewell Personal Care Co.
5.50%, 6/15/25 (a)		223	223,000
First Data Corp.
7.375%, 6/15/19 (a)		1,500	1,560,000
11.75%, 8/15/21		358	409,462

	Principal Amount (000)		U.S. $ Value
12.625%, 1/15/21	U.S.$	817	$956,911
Goodman Networks, Inc.
12.125%, 7/01/18		775	666,500
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(h)		319	324,583
Infor US, Inc.
6.50%, 5/15/22 (a)		350	363,825
Micron Technology, Inc.
5.50%, 2/01/25 (a)		832	825,677
MSCI, Inc.
5.25%, 11/15/24 (a)		668	697,225
Nokia Oyj
5.375%, 5/15/19		125	135,000
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		515	525,300
Open Text Corp.
5.625%, 1/15/23 (a)		265	267,816
Sanmina Corp.
4.375%, 6/01/19 (a)		666	669,330
SunGard Data Systems, Inc.
7.625%, 11/15/20		800	846,000

			14,634,888

Transportation - Airlines - 0.2%
Air Canada
6.75%, 10/01/19 (a)		360	384,300
8.75%, 4/01/20 (a)		292	322,339

			706,639

Transportation - Services - 0.5%
CEVA Group PLC
9.00%, 9/01/21 (a)		150	150,375
Hertz Corp. (The)
5.875%, 10/15/20		1,345	1,373,581
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		200	207,000

			1,730,956

			218,930,970

Financial Institutions - 11.0%
Banking - 5.6%
ABN AMRO Bank NV
4.31%, 3/10/16 (n)	EUR	980	1,094,097
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	1,255	1,255,000
8.00%, 12/31/18-11/01/31		1,340	1,571,425
Baggot Securities Ltd.
10.24%, 6/29/15 (a)(n)	EUR	169	194,801
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	206	207,803

	Principal Amount (000)		U.S. $ Value
Series Z
6.50%, 10/23/24 (n)	U.S.$	251	$265,432
Bank of Ireland
1.781%, 9/22/15 (c)(k)	CAD	370	288,598
10.00%, 7/30/16 (a)	EUR	304	358,510
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	75	84,750
7.625%, 11/21/22		200	232,500
BBVA International Preferred SAU
3.798%, 9/22/15 (n)	EUR	79	86,075
4.952%, 9/20/16 (a)(n)		550	613,126
BNP Paribas SA
5.186%, 6/29/15 (a)(n)	U.S.$	957	959,680
Citigroup, Inc.
5.95%, 1/30/23 (n)		538	538,672
Commerzbank AG
8.125%, 9/19/23 (a)		342	408,533
Countrywide Capital III
Series B
8.05%, 6/15/27		600	755,466
Credit Agricole SA
7.589%, 1/30/20 (n)	GBP	450	770,644
7.875%, 1/23/24 (a)(n)	U.S.$	587	622,220
Credit Suisse Group AG
7.50%, 12/11/23 (a)(n)		882	939,330
Danske Bank A/S
5.684%, 2/15/17 (n)	GBP	330	522,025
Equiniti Newco 2 PLC
7.125%, 12/15/18 (a)		320	496,424
HBOS Capital Funding LP
4.939%, 5/23/16 (n)	EUR	217	237,139
HT1 Funding GmbH
6.352%, 6/30/17 (n)		825	931,015
ING Groep NV
6.00%, 4/16/20 (n)	U.S.$	219	219,000
6.50%, 4/16/25 (n)		234	231,075
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(n)		148	163,910
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)		517	586,795
6.657%, 5/21/37 (a)(n)		152	173,280
7.50%, 6/27/24 (n)		234	248,917
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20 (n)	GBP	400	623,657
Novo Banco SA
2.625%, 5/08/17 (a)	EUR	200	216,135
RBS Capital Trust C
4.243%, 1/12/16 (n)		1,325	1,455,725
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (n)	U.S.$	800	864,000
Societe Generale SA

	Principal Amount (000)		U.S. $ Value
5.922%, 4/05/17 (a)(n)	U.S.$	432	$449,820
7.875%, 12/18/23 (a)(n)		321	330,630
Zions Bancorporation
5.65%, 11/15/23		145	150,075
5.80%, 6/15/23 (n)		350	336,875

			19,483,159

Brokerage - 0.5%
E*TRADE Financial Corp.
4.625%, 9/15/23		705	708,525
GFI Group, Inc.
10.375%, 7/19/18 (m)		482	536,225
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (f)		5,500	624,250

			1,869,000

Finance - 3.5%
AerCap Aviation Solutions BV
6.375%, 5/30/17		300	319,500
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(h)		423	291,905
CIT Group, Inc.
5.25%, 3/15/18		700	731,500
5.50%, 2/15/19 (a)		1,300	1,373,125
Creditcorp
12.00%, 7/15/18 (a)		355	309,737
Enova International, Inc.
9.75%, 6/01/21		720	694,800
International Lease Finance Corp.
5.875%, 4/01/19		1,200	1,312,320
8.25%, 12/15/20		635	771,525
8.75%, 3/15/17		433	478,465
8.875%, 9/01/17		687	778,027
Molycorp, Inc.
3.25%, 6/15/16 (j)		385	17,566
Navient Corp.
4.625%, 9/25/17		470	481,750
4.875%, 6/17/19		965	969,825
5.00%, 10/26/20		500	498,750
5.625%, 8/01/33		54	44,685
5.875%, 10/25/24		20	19,100
6.125%, 3/25/24		35	34,038
7.25%, 1/25/22		37	39,941
8.00%, 3/25/20		1,885	2,125,337
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		997	847,450

			12,139,346

Insurance - 0.6%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		564	600,660
CNO Financial Group, Inc.
5.25%, 5/30/25		216	224,100

	Principal Amount (000)		U.S. $ Value
HUB International Ltd.
7.875%, 10/01/21 (a)	U.S.$	365	$376,863
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		715	866,937

			2,068,560

Other Finance - 0.5%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		146	86,140
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		895	684,675
iPayment, Inc.
9.50%, 12/15/19 (a)		17	16,012
Series AI
9.50%, 12/15/19		710	679,531
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		519	465,803

			1,932,161

REITS - 0.3%
Communications Sales & Leasing, Inc.
6.00%, 4/15/23 (a)		178	178,445
8.25%, 10/15/23 (a)		483	492,660
Felcor Lodging LP
6.00%, 6/01/25 (a)		294	301,350

			972,455

			38,464,681

Utility - 3.3%
Electric - 3.3%
AES Corp./VA
4.875%, 5/15/23		382	366,720
7.375%, 7/01/21		989	1,107,062
Calpine Corp.
5.75%, 1/15/25		640	644,000
7.875%, 1/15/23 (a)		258	282,349
DPL, Inc.
6.75%, 10/01/19 (a)		250	268,750
Dynegy, Inc.
6.75%, 11/01/19 (a)		845	893,587
7.375%, 11/01/22 (a)		615	654,975
7.625%, 11/01/24 (a)		340	364,650
FirstEnergy Corp.
Series B
4.25%, 3/15/23		220	226,550
Series C
7.375%, 11/15/31		482	606,418
GenOn Energy, Inc.
7.875%, 6/15/17		840	859,740
9.50%, 10/15/18		721	744,433
NRG Energy, Inc.
6.25%, 7/15/22		135	141,413
6.625%, 3/15/23		559	584,155

	Principal Amount (000)		U.S. $ Value
7.875%, 5/15/21	U.S.$	901	$965,196
Series WI
6.25%, 5/01/24		953	974,442
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		375	344,714
PPL Energy Supply LLC
4.60%, 12/15/21		594	561,262
6.50%, 5/01/18		170	182,762
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)(o)		761	488,943
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	314	353,488

			11,615,609

Total Corporates - Non-Investment Grade (cost $270,293,342)			269,011,260

CORPORATES - INVESTMENT GRADE - 4.9%
Financial Institutions - 3.3%
Banking - 1.7%
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	202	219,178
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)(n)		410	432,797
8.40%, 6/29/17 (a)(n)		330	361,350
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(n)		674	1,030,222
HSBC Holdings PLC
6.375%, 3/30/25 (n)		200	204,000
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (n)		473	462,062
Series R
6.00%, 8/01/23 (n)		336	342,720
Series S
6.75%, 2/01/24 (n)		157	170,942
Nationwide Building Society
6.00%, 12/15/16 (n)	GBP	839	1,327,209
Nordea Bank AB
6.125%, 9/23/24 (a)(n)	U.S.$	464	475,312
Standard Chartered PLC
5.20%, 1/26/24 (a)(d)		549	592,891
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (n)		127	130,810

			5,749,493

Finance - 0.3%
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (n)		400	467,000

	Principal Amount (000)		U.S. $ Value
Series B
6.25%, 12/15/22 (n)	U.S.$	400	$446,875
HSBC Finance Capital Trust IX
5.911%, 11/30/35		200	202,250

			1,116,125

Insurance - 1.0%
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		750	973,125
MetLife, Inc. Series C
5.25%, 6/15/20 (n)		159	159,199
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		489	585,521
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		325	501,998
Progressive Corp. (The)
6.70%, 6/15/37		500	522,500
Prudential Financial, Inc.
5.625%, 6/15/43		756	802,305

			3,544,648

REITS - 0.3%
EPR Properties
7.75%, 7/15/20		842	1,008,697

			11,418,963

Industrial - 1.3%
Basic - 0.2%
Braskem Finance Ltd.
6.45%, 2/03/24		247	250,754
Freeport-McMoRan, Inc.
2.375%, 3/15/18		525	522,928

			773,682

Communications - Telecommunications - 0.5%
Commscope Technologies Finance
6.00%, 6/15/25 (a)		162	164,025
Embarq Corp.
7.995%, 6/01/36		272	312,120
Qwest Corp.
6.75%, 12/01/21		600	675,000
6.875%, 9/15/33		720	725,779

			1,876,924

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		94	101,520

Energy - 0.6%
Cimarex Energy Co.
4.375%, 6/01/24		215	221,181
Kinder Morgan, Inc./DE Series G
7.80%, 8/01/31		169	198,311

	Principal Amount (000)		U.S. $ Value
National Oilwell Varco, Inc. Series B
6.125%, 8/15/15	U.S.$	506	$506,364
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		21	21,116
5.00%, 10/01/22		635	663,956
5.50%, 4/15/23		357	369,495

			1,980,423

			4,732,549

Utility - 0.3%
Electric - 0.2%
EDP Finance BV
6.00%, 2/02/18 (a)		480	519,924

Natural Gas - 0.1%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		350	377,448

			897,372

Total Corporates - Investment Grade (cost $15,916,742)			17,048,884

BANK LOANS - 4.1%
Industrial - 3.0%
Basic - 0.3%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (k)		590	533,978
Ineos US Finance LLC
4.25%, 3/31/22 (k)		525	525,105

			1,059,083

Capital Goods - 0.2%
ClubCorp Club Operations, Inc.
4.50%, 7/24/20 (k)		516	517,382

Communications - Media - 0.3%
Advantage Sales & Marketing, Inc.
7.50%, 7/25/22 (k)		311	313,522
Avaya, Inc.
4.68%, 10/26/17 (k)		257	255,964
6.50%, 3/31/18 (k)		46	45,465
TWCC Holding Corp.
7.00%, 6/26/20 (k)		525	481,031

			1,095,982

Consumer Cyclical - Automotive - 0.3%
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (k)		332	332,654
Navistar, Inc.
5.75%, 8/17/17 (k)		420	421,050

	Principal Amount (000)		U.S. $ Value
TI Group Automotive Systems LLC
4.25%, 7/02/21 (k)	U.S.$	422	$422,445

			1,176,149

Consumer Cyclical - Entertainment - 0.1%
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (k)		70	70,087
Station Casinos LLC
4.25%, 3/02/20 (k)		342	342,366

			412,453

Consumer Cyclical - Other - 0.5%
CityCenter Holdings LLC
4.25%, 10/16/20 (k)		909	911,993
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (k)		191	191,610
New HB Acquisition LLC
6.75%, 4/09/20 (k)		554	561,330

			1,664,933

Consumer Cyclical - Retailers - 0.2%
Dollar Tree, Inc.
4.25%, 3/09/22 (k)		21	21,619
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (k)		473	475,547
Men’s Wearhouse, Inc. (The)
5.00%, 6/18/21 (k)		141	142,247
Michaels Stores, Inc.
4.00%, 1/28/20 (k)		174	174,285

			813,698

Consumer Non-Cyclical - 0.4%
Acadia Healthcare Co., Inc.
4.25%, 2/11/22 (k)		26	26,405
Air Medical Group Holdings, Inc.
4.50%, 4/28/22 (k)		237	235,568
Grifols Worldwide Operations Ltd.
3.19%, 2/27/21 (k)		198	198,406
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l.
4.75%, 6/30/21 (k)		180	176,982
Pharmedium Healthcare Corp.
7.75%, 1/28/22 (k)		780	783,900

			1,421,261

Other Industrial - 0.5%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (k)		252	244,228

	Principal Amount (000)		U.S. $ Value
Atkore International, Inc.
7.75%, 10/09/21 (k)	U.S.$	490	$459,375
Gardner Denver, Inc.
4.25%, 7/30/20 (k)		296	288,556
Gates Global LLC
4.25%, 7/06/21 (k)		204	202,652
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (k)		197	197,001
Unifrax Holding Co.
5.25%, 11/28/18 (k)	EUR	243	268,604

			1,660,416

Technology - 0.2%
First Data Corp.
3.68%, 3/23/18 (k)	U.S.$	350	349,720
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (k)		301	298,833

			648,553

			10,469,910

Utility - 0.8%
Electric - 0.8%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (k)		2,710	2,720,485

Financial Institutions - 0.3%
Finance - 0.2%
Delos Finance S.à r.l.
3.50%, 3/06/21 (k)		570	570,205

Other Finance - 0.1%
Travelport Finance (Luxembourg) S.à r.l.
5.75%, 9/02/21 (k)		420	423,204

			993,409

Total Bank Loans (cost $14,362,634)			14,183,804

EMERGING MARKETS - CORPORATE BONDS - 2.3%
Industrial - 2.1%
Basic - 0.3%
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		700	630,875
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		200	216,500

			847,375

Capital Goods - 0.4%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		335	368,500
Cemex SAB de CV

	Principal Amount (000)		U.S. $ Value
5.70%, 1/11/25 (a)	U.S.$	670	$658,911
7.25%, 1/15/21 (a)		370	399,600

			1,427,011

Communications - Telecommunications - 0.2%
Digicel Ltd.
6.75%, 3/01/23 (a)		525	521,063

Consumer Cyclical - Retailers - 0.1%
Edcon Ltd.
9.50%, 3/01/18 (a)	EUR	381	343,581
9.50%, 3/01/18 (a)	U.S.$	150	120,690

			464,271

Consumer Non-Cyclical - 0.9%
Arcelik AS
5.00%, 4/03/23 (a)		498	478,080
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		570	538,650
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		637	641,777
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		240	243,600
Minerva Luxembourg SA
7.75%, 1/31/23 (a)		725	746,532
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		405	83,228
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		850	357,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(i)		930	9,300

			3,098,167

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		283	299,273
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		465	480,810

			780,083

			7,137,970

Utility - 0.2%
Electric - 0.2%
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)(d)		760	790,400

Total Emerging Markets - Corporate Bonds (cost $9,523,723)			7,928,370

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 2.1%
Financial Institutions - 1.9%
Banking - 1.5%
GMAC Capital Trust I
8.125%	37,000	$964,220
Goldman Sachs Group, Inc. (The)
Series J
5.50%	23,525	584,832
Morgan Stanley
6.875%	20,825	568,314
Royal Bank of Scotland Group PLC
Series M
6.40%	45,000	1,126,350
US Bancorp/MN
Series F
6.50%	35,000	1,031,100
Wells Fargo & Co.
5.85%	2,300	59,478
Wells Fargo & Co.
6.625%	28,225	787,732

		5,122,026

REITS - 0.4%
Health Care REIT, Inc.
Series J
6.50%	8,525	221,394
National Retail Properties, Inc.
Series E
5.70%	6,300	153,405
Public Storage
Series W
5.20%	5,400	130,788
Public Storage
Series X
5.20%	1,000	24,320
Sovereign Real Estate Investment Trust
12.00% (a)	624	815,880

		1,345,787

		6,467,813

Industrial - 0.2%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%	5,130	75,257

Energy - 0.2%
Energy XXI Ltd.
5.625%	3,250	121,237
Halcon Resources Corp.
5.75%	635	136,590
Sanchez Energy Corp.
4.875%	10,350	310,500
SandRidge Energy, Inc.
8.50%	4,500	121,275

		689,602

		764,859

Company	Shares		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		5,525	$150,943

Total Preferred Stocks (cost $6,900,761)			7,383,615

COMMON STOCKS - 2.0%
Clear Channel Outdoor Holdings, Inc. - Class A		32,000	359,360
Community Health Systems, Inc. (f)		4,590	253,873
Crown Castle International Corp.		9,194	749,771
DISH Network Corp. - Class A (f)		2,510	177,683
Dynegy, Inc. (f)		11,320	366,089
eDreams ODIGEO SA (f)		36,590	130,076
Emeco Holdings Ltd. (f)		1,050,000	79,288
Exide Technologies (b)(i)		19,782	37,522
General Motors Co.		14,160	509,335
iPayment, Inc.		44,512	141,326
Jones Energy, Inc. - Class A (f)		16,960	164,682
Keystone Automotive Operations Escrow (b)(c)		61,065	152,662
Las Vegas Sands Corp.		8,388	426,362
LifePoint Health, Inc. (f)		8,559	644,407
LyondellBasell Industries NV-Class A		1,996	201,795
MDC Holdings, Inc.		12,258	342,734
Neenah Enterprises, Inc. (b)(c)(f)		58,199	465,592
Nortek, Inc. (f)		5,410	446,866
Nuverra Environmental Solutions, Inc. (f)		11,810	60,821
Quicksilver Resources, Inc. (f)		23,950	831
SBA Communications Corp. - Class A (f)		4,879	545,521
Townsquare Media, Inc. - Class A (f)		26,530	346,747
Travelport LLC		15,482	236,720
Travelport Worldwide Ltd.		2,580	39,448
Triangle Petroleum Corp. (f)		34,470	176,831

Total Common Stocks (cost $6,295,343)			7,056,342

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Non-Agency Floating Rate - 0.7%
HarborView Mortgage Loan Trust
Series 2007-4, Class 2A1
0.406%, 7/19/47 (k)	U.S.$	712	605,512
Lehman XS Trust
Series 2007-4N, Class 3A2A
0.887%, 3/25/47 (k)		247	208,182
Residential Accredit Loans, Inc., Trust
Series 2007-QH6, Class A1
0.375%, 7/25/37 (k)		1,352	1,139,921

	Principal Amount (000)		U.S. $ Value
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.647%, 8/25/47 (k)	U.S.$	514	$430,058

			2,383,673

GSE Risk Share Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.435%, 11/25/23 (k)		380	391,648
Series 2014-DN1, Class M3
4.685%, 2/25/24 (k)		400	419,122
Series 2014-HQ2, Class M3
3.935%, 9/25/24 (k)		435	432,331
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2014-C01, Class M2
4.585%, 1/25/24 (k)		333	347,200

			1,590,301

Non-Agency Fixed Rate - 0.4%
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		283	247,304
Residential Accredit Loans, Inc., Trust
Series 2005-QA10, Class A31
3.543%, 9/25/35		1,351	1,151,625

			1,398,929

Total Collateralized Mortgage Obligations (cost $5,008,973)			5,372,903

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.3%
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		167	171,918
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.522%, 4/10/38		1,000	1,021,438
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,565	1,583,141
Series 2007-C1, Class AJ
5.484%, 2/15/40		1,380	1,438,613
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		315	320,138

Total Commercial Mortgage-Backed Securities (cost $4,256,029)			4,535,248

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.9%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	2,360	$707,198

United States - 0.7%
U.S. Treasury Bonds
3.125%, 11/15/41 (p)	U.S.$	1,755	1,850,155
U.S. Treasury Notes
1.00%, 8/31/16 (p)		400	403,031

			2,253,186

Total Governments - Treasuries (cost $3,121,384)			2,960,384

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Floating Rate - 0.5%
GSAA Home Equity Trust Series 2006-6, Class AF5
6.241%, 3/25/36 (k)		1,210	705,242
Lehman XS Trust
Series 2007-6, Class 3A5
5.155%, 5/25/37 (l)		873	978,475

			1,683,717

Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		737	728,544

Total Asset-Backed Securities (cost $1,971,020)			2,412,261

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		165	132,474
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		310	241,967
State of California
Series 2010
7.60%, 11/01/40		325	497,903
7.95%, 3/01/36		700	852,705
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		165	125,260
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		220	153,619

Total Local Governments - Municipal Bonds (cost $1,663,484)			2,003,928

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)	U.S.$	460	$459,243
Brazil - 0.1%
Petrobras Global Finance BV
5.625%, 5/20/43		423	348,260
Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		232	247,370
Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		159	146,280

Total Governments - Sovereign Agencies (cost $1,192,984)			1,201,153

EMERGING MARKETS - SOVEREIGNS - 0.2%
Argentina - 0.1%
Argentina Boden Bonds
7.00%, 10/03/15		626	615,831

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27		430	191,135

Total Emerging Markets - Sovereigns (cost $979,831)			806,966

AGENCIES - 0.1%
Agency Subordinated - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a) (cost $484,664)		484	479,160

	Shares
WARRANTS - 0.1%
FairPoint Communications, Inc., expiring 1/24/18 (c)(f)		12,643	632
iPayment Holdings, Inc., expiring 12/29/22 (b)(c)(f)		234,094	46,819
iPayment Holdings, Inc., expiring 11/15/18 (c)(f)		272	864
Peugeot SA, expiring 4/29/17 (f)		21,750	105,107
Talon Equity Co. NV, expiring 11/24/15 (b)(c)(f)		671	0

Total Warrants (cost $133,320)			153,422

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Goldman Sachs International Expiration: Jul 2015, Pay 2.956%, Receive 3-month LIBOR (BBA) (f)		2,780	12,825

	Notional Amount (000)	U.S. $ Value
IRS Swaption, Goldman Sachs International
Expiration: Jul 2015, Pay 2.706%, Receive 3-month LIBOR (BBA) (f)	2,080	$35,656
CDX NAHY.24 RTP, Barclays Bank PLC
(Buy Protection)
Expiration: Jun 2015, Exercise Rate: 105.50% (f)	12,940	20,699

		69,180

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jun 2015, Exercise Price: $ 190.00 (f)(q)	459	5,738
SPDR S&P 500 ETF Trust
Expiration: Jun 2015, Exercise Price: $ 203.00 (f)(q)	323	25,355
SPDR S&P 500 ETF Trust
Expiration: Jun 2015, Exercise Price: $ 199.00 (f)(q)	697	29,274

		60,367

Options on Equities - 0.0%
Boardwalk Real Estate Investment Trust
Expiration: Jul 2015, Exercise Price: CAD 56.60 (f)(r)	22,368	8,290
Boardwalk Real Estate Investment Trust
Expiration: Jul 2015, Exercise Price: CAD 56.60 (f)(r)	31,450	11,656

		19,946

Total Options Purchased - Puts
(premiums paid $280,962)		149,493

OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
USD/TRY
Expiration: Jul 2015, Exercise Price: TRY 2.67 (f)	9,425,100	59,600

Options on Indices - 0.0%
DAX Index
Expiration: Jun 2015, Exercise Price: EUR 11,800.00 (f)(r)	164	18,832
DAX Index
Expiration: Jun 2015, Exercise Price: EUR 12,400.00 (f)(r)	380	6,751
Euro STOXX 50 Index
Expiration: Jun 2015, Exercise Price: EUR 3,600.00 (f)(r)	525	33,911

		59,494

Company	Contracts	U.S. $ Value
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Jun 2015, Exercise Price: $ 216.00 (f)(q)	277	$10,387
SPDR S&P Oil & Gas Exploration
Expiration: Jun 2015, Exercise Price: $ 58.00 (f)(q)	697	2,788

		13,175

Total Options Purchased - Calls (premiums paid $183,878)		132,269

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (s)(t) (cost $7,310,252)	7,310,252	7,310,252

Total Investments - 100.2% (cost $349,879,326) (u)		350,129,714
Other assets less liabilities - (0.2)% (v)		(753,669)

Net Assets - 100.0%		$349,376,045

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	10	September 2015	$1,190,874	$1,197,266	$6,392
Sold Contracts
S&P 500 E Mini Index Futures	34	June 2015	3,514,139	3,580,200	(66,061)
U.S. T-Note 10 Yr (CBT) Futures	124	September 2015	15,693,566	15,833,250	(139,684)

					$(199,353)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	505	IDR	6,749,246	7/10/15	$1,852
BNP Paribas SA	JPY	105,543	USD	884	6/05/15	33,410
BNP Paribas SA	CAD	1,388	USD	1,160	6/17/15	44,653
BNP Paribas SA	USD	1,765	TRY	4,949	7/27/15	64,414
Citibank	USD	488	EUR	443	6/18/15	(1,246)
Credit Suisse International	EUR	13,993	USD	15,367	6/18/15	(4,899)
Deutsche Bank AG	TRY	4,949	USD	1,765	7/27/15	(64,411)
Goldman Sachs Bank USA	BRL	3,304	USD	1,043	6/02/15	6,366
Goldman Sachs Bank USA	USD	1,078	BRL	3,304	6/02/15	(41,372)
Goldman Sachs Bank USA	USD	518	BRL	1,652	7/02/15	(5,546)

HSBC Bank USA	NZD	573	USD	417	6/26/15	$11,597
HSBC Bank USA	USD	509	MXN	7,816	7/16/15	(3,085)
State Street Bank & Trust Co.	GBP	6,326	USD	9,448	6/04/15	(219,523)
State Street Bank & Trust Co.	USD	26	GBP	17	6/04/15	(645)
State Street Bank & Trust Co.	USD	77	GBP	51	6/04/15	1,923
State Street Bank & Trust Co.	USD	711	SEK	6,198	6/10/15	16,441
State Street Bank & Trust Co.	EUR	83	USD	94	6/18/15	2,686
State Street Bank & Trust Co.	USD	76	EUR	67	6/18/15	(2,462)
State Street Bank & Trust Co.	AUD	930	USD	754	6/19/15	43,356
State Street Bank & Trust Co.	USD	513	TRY	1,342	7/02/15	(13,499)

						$ (129,990)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration (q)	697		$61.00	June 2015	$7,639	$(2,440)

PUT OPTIONS WRITTEN
Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (q)	1,020		$193.00	June 2015	$51,277	$(18,360)

CURRENCY OPTIONS WRITTEN
Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Put - USD vs. TRY	10,625,300	TRY	3.01	July 2015	$56,939	$(9,119)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY Series 24, 5 Year Index	Barclays Bank PLC	Sell	102.00%	6/17/15	$12,940	$12,293	$(4,863)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)			Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.10%		$10,336		$(974,225)	$(461,367)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	2.94		2,058		(191,433)	(61,269)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.37		8,800		(711,602)	(68,167)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.37		5,250		(424,535)	(67,266)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.37		3,480		(281,406)	(34,961)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.63		8,730		(158,656)	(25,907)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.63		3,680		(66,879)	(10,848)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	1.92	EUR	0	‡	(19)	(43)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	1.92		3,180		(449,013)	27,931
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	(5.00)	2.87		3,070		(358,851)	(6,352)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.37		$2,650		214,289	25,888
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.38		5,980		124,699	88,781

						$(3,277,631)	$(593,580)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	(5.00)%	2.10%	$1,562	$(147,194)	$(28,309)	$(118,885)
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)	1.45	1,085	(78,319)	(56,671)	(21,648)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	3.43	1,018	(35,154)	(38,003)	2,849

Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)%	0.91%	$1,132	$(106,399)	$(77,826)	$(28,573)
Citibank:
Bombardier Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	1.68	568	(37,168)	(36,692)	(476)
Bombardier Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	1.68	572	(37,430)	(35,786)	(1,644)
CDX-EM Series 22, 5 Year Index, 12/20/19*	(1.00)	3.63	10,640	1,079,463	701,558	377,905
United States Steel Corp., 6.65% 6/1/37, 3/20/17*	(5.00)	1.25	1,052	(78,732)	(51,163)	(27,569)
Credit Suisse International:
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)	0.29	570	(8,304)	(1,313)	(6,991)
Western Union Co., 3.65%, 8/22/18, 9/20/17*	(1.00)	0.38	550	(8,567)	(5,632)	(2,935)
Deutsche Bank AG:
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	14.22	56	12,842	4,789	8,053
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	0.67	1,130	(99,649)	(65,716)	(33,933)
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.68	1,027	(7,414)	14,732	(22,146)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	0.81	1,058	(90,055)	(47,834)	(42,221)
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.25	1,140	(17,161)	(3,840)	(13,321)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	9.76	1,050	80,591	(54,987)	135,578

Goldman Sachs International:
British Telecommunications Public Ltd., Co.,
5.75%, 12/7/28, 6/20/20*	(1.00)%	0.51%	EUR	3,330	$(97,057)	$(90,502)	$(6,555)
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.38		$6,840	(142,633)	(58,248)	(84,385)
Fiat Finance North America, Inc.,
5.625%, 6/12/17, 3/20/19*	(5.00)	1.65	EUR	403	(59,098)	(32,608)	(26,490)
Fiat Finance North America, Inc.,
5.625%, 6/12/17, 3/20/19*	(5.00)	1.65		427	(62,618)	(30,634)	(31,984)
iHeartCommunications, Inc.,
6.875%, 6/15/18, 6/20/18*	(5.00)	14.22		$64	14,449	5,388	9,061
Sale Contracts
Barclays Bank PLC:
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/19*	5.00	3.22		739	52,037	29,762	22,275
CCO Holdings LLC,
7.25%, 10/30/17, 6/20/19*	5.00	2.18		582	69,341	53,066	16,275
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 12/20/18*	5.00	5.16		739	1,658	13,167	(11,509)
MGM Resorts International,
7.625% 1/15/17, 6/20/18*	5.00	2.10		689	65,677	27,178	38,499
MGM Resorts International,
7.625%, 1/15/17, 6/20/17*	5.00	1.59		470	37,388	(10,776)	48,164
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/19*	5.00	2.55		760	78,925	52,631	26,294
Citibank:
Bombardier Inc.,
7.45%, 5/1/34, 3/20/19*	5.00	4.10		380	14,865	29,358	(14,493)
Bombardier Inc.,
7.45%, 5/1/34, 3/20/19*	5.00	4.10		380	14,865	29,978	(15,113)

MGM Resorts International,
7.625% 1/15/17, 6/20/18*	5.00%	2.10%		$909	$86,648	$36,875	$49,773
United States Steel Corp.,
6.65%, 6/1/37, 3/20/19*	5.00	3.46		760	46,753	19,246	27,507
Credit Suisse International:
Dell, Inc.,
7.10%, 4/15/28, 12/20/18*	1.00	1.36		380	(4,926)	(35,904)	30,978
MGM Resorts International,
7.625% 1/15/17, 6/20/18*	5.00	2.10		332	31,647	14,024	17,623
Western Union Co.,
3.65% 8/22/18, 3/20/19*	1.00	0.78		380	3,559	(9,947)	13,506
Western Union Co.,
3.65%, 8/22/18, 9/20/19*	1.00	0.94		360	1,270	(4,317)	5,587
Goldman Sachs Bank USA:
Community Health Systems, Inc.,
8.00%, 11/15/19, 3/20/19*	5.00	1.87		760	92,688	48,251	44,437
ConvaTec Healthcare E S.A.,
10.875%, 12/15/18, 6/20/17*	5.00	1.20	EUR	590	57,223	(50,468)	107,691
Dell, Inc.,
7.10%, 4/15/28, 3/20/19*	1.00	1.51		$760	(14,179)	(65,109)	50,930
First Data Corp.,
12.625%, 1/15/21, 3/20/19*	5.00	1.87		760	92,463	14,314	78,149
Newmont Mining Corp.,
5.875%, 4/1/35, 3/20/19*	1.00	0.75		760	7,773	(21,932)	29,705
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/19*	5.00	14.81		760	(189,599)	19,235	(208,834)
Morgan Stanley Capital Services LLC:
AK Steel Corp.,
7.625%, 5/15/20, 3/20/16*	5.00	2.82		550	14,933	1,424	13,509

United States Steel Corp.,
6.65%, 6/1/37, 9/20/19*	5.00%	4.00%	$141	$6,469	$6,505	$(36)
United States Steel Corp.,
6.65%, 6/1/37, 9/20/19*	5.00	4.00	212	9,740	10,355	(615)

				$651,611	$217,619	$433,992

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Referenced Obligation
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Total Return Index	13,046	LIBOR	$4,620	6/22/15	$88,081
iBoxx $ Liquid High Yield Total Return Index	19,735	LIBOR	3,058	6/22/15	54,943

					$143,024

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at May 31, 2015
Barclays Capital, Inc.+	447	USD	(2.50	)%*	—	$441,955
Barclays Capital, Inc.+	191	USD	(2.00	)%*	—	190,000
Barclays Capital, Inc.+	115	USD	(1.38	)%*	—	114,727
Barclays Capital, Inc.+	405	USD	(0.50	)%*	—	403,610
Credit Suisse Securities (USA) LLC+	614	GBP	(4.00	)%*	—	933,165
Credit Suisse Securities (USA) LLC+	980	USD	(0.25	)%*	—	979,108
Credit Suisse Securities (USA) LLC+	587	USD	0.00%		—	586,500
RBC Capital Markets+	596	USD	(0.25	)%*	—	595,094
RBC Capital Markets+	3,737	USD	0.00%		—	3,737,330

						$7,981,489

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on May 31, 2015
*	Interest payment due from counterparty.
‡	Notional amount is less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $130,975,413 or 37.5% of net assets.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Security is in default and is non-income producing.
(f)	Non-income producing security.
(g)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Exide Corp.
Series AI 7.00%, 4/30/25	4/30/15	$828,365		$752,670		0.22%
Exide Technologies
Series AI 11.00%, 4/30/20	4/30/15	958,898		1,107,488		0.32%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/24/14	– 0	–	– 0	–	0.00%

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at May 31, 2015.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of May 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
Exide Corp.
0.0%, 2/01/18	4/30/15	$	– 0	–	$1	0.00%
Exide Technologies	4/30/15		37,522		37,522	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/14/13		958,898		9,300	0.00%

(j)	Convertible security.
(k)	Floating Rate Security. Stated interest rate was in effect at May 31, 2015.
(l)	Variable rate coupon, rate shown as of May 31, 2015.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2015.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Defaulted.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	One contract relates to 100 shares.
(r)	One contract relates to 1 share.
(s)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(u)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,727,133 and gross unrealized depreciation of investments was $(13,476,745), resulting in net unrealized appreciation of $250,388.
(v)	An amount of U.S. 319,120 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

AB Pooling Portfolios

AB High-Yield Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$265,525,647		$3,485,613^		$269,011,260
Corporates - Investment Grade		– 0	–	16,884,859		164,025		17,048,884
Bank Loans		– 0	–	– 0	–	14,183,804		14,183,804
Emerging Markets - Corporate Bonds		– 0	–	7,928,370		– 0	–	7,928,370
Preferred Stocks		5,878,133		1,505,482		– 0	–	7,383,615
Common Stocks		5,813,156		911,676		331,510		7,056,342
Collateralized Mortgage Obligations		– 0	–	– 0	–	5,372,903		5,372,903
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	4,535,248		4,535,248
Governments - Treasuries		– 0	–	2,960,384		– 0	–	2,960,384
Asset-Backed Securities		– 0	–	– 0	–	2,412,261		2,412,261
Local Governments - Municipal Bonds		– 0	–	2,003,928		– 0	–	2,003,928
Governments - Sovereign Agencies		– 0	–	1,201,153		– 0	–	1,201,153
Emerging Markets - Sovereigns		– 0	–	806,966		– 0	–	806,966
Agencies		– 0	–	479,160		– 0	–	479,160
Warrants		105,739		– 0	–	47,683	^	153,422
Options Purchased - Puts		– 0	–	149,493		– 0	–	149,493
Options Purchased - Calls		– 0	–	132,269		– 0	–	132,269
Short-Term Investments		7,310,252		– 0	–	– 0	–	7,310,252

Total Investments in Securities		19,107,280		300,489,387		30,533,047		350,129,714
Other Financial Instruments* :
Assets:
Futures		6,392		– 0	–	– 0	–	6,392
Forward Currency Exchange Contracts		– 0	–	226,698		– 0	–	226,698
Centrally Cleared Credit Default Swaps		– 0	–	142,600		– 0	–	142,600
Credit Default Swaps		– 0	–	1,154,348		– 0	–	1,154,348
Total Return Swaps		– 0	–	143,024		– 0	–	143,024
Liabilities:
Futures		(205,745)		– 0	–	– 0	–	(205,745)
Forward Currency Exchange Contracts		– 0	–	(356,688)		– 0	–	(356,688)
Call Options Written		– 0	–	(2,440)		– 0	–	(2,440)
Put Options Written		– 0	–	(18,360)		– 0	–	(18,360)
Currency Options Written		– 0	–	(9,119)		– 0	–	(9,119)
Credit Default Swaptions Written		– 0	–	(4,863)		– 0	–	(4,863)
Centrally Cleared Credit Default Swaps		– 0	–	(736,180)		– 0	–	(736,180)
Credit Default Swaps		– 0	–	(720,356)		– 0	–	(720,356)

Total+		$18,907,927		$300,308,051		$30,533,047		$349,749,025

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade^		Corporates - Investment Grade		Bank Loans
Balance as of 8/31/14	$3,112,321		$240,755		$16,979,969
Accrued discounts/(premiums)	23,891		– 0	–	(24,264)
Realized gain (loss)	14,367		– 0	–	(98,286)
Change in unrealized appreciation/depreciation	(827,437)		2,025		(108,719)
Purchases	2,048,038		162,000		2,461,074
Sales/Paydowns	(1,126,322)		– 0	–	(5,025,970)
Transfers in to Level 3	240,755	*	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(240,755	)*	– 0	–

Balance as of 5/31/15	$3,485,613		$164,025		$14,183,804

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$(796,117)		$2,025		$(89,126)

	Common Stocks		Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 8/31/14	$564,622		$6,125,644		$4,557,567
Accrued discounts/(premiums)	– 0	–	32,549		4,970
Realized gain (loss)	– 0	–	54,820		– 0	–
Change in unrealized appreciation/depreciation	(61,647)		(184,985)		(27,289)
Purchases	148,802		435,000		– 0	–
Sales/Paydowns	– 0	–	(1,090,125)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(320,267)		– 0	–	– 0	–

Balance as of 5/31/15	$331,510		$5,372,903		$4,535,248

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$(61,647)		$(159,532)		$(27,289)

	Asset-Backed Securities		Warrants^		Total
Balance as of 8/31/14	$2,674,264		$ – 0	–	$34,255,142
Accrued discounts/(premiums)	31,022		– 0	–	68,168
Realized gain (loss)	120,015		– 0	–	90,916
Change in unrealized appreciation/depreciation	(135,930)		(35,071)		(1,379,053)
Purchases	– 0	–	82,754		5,337,668
Sales/Paydowns	(277,110)		– 0	–	(7,519,527)
Transfers in to Level 3	– 0	–	– 0	–	240,755
Transfers out of Level 3	– 0	–	– 0	–	(561,022)

Balance as of 5/31/15	$2,412,261		$47,683		$30,533,047	+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$(135,930)		$(35,071)		$(1,302,687)

^	The Portfolio held securities with zero market value at period end.
*	The Security Type has been changed during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at May 31, 2015. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$752,670	Market Approach	New Financing Net of 1st Lien and Common Stock	$76.93/ NA
Common Stocks	$152,662	Projected Cash Flow	Estimated Remaining Payment	$2.50/ N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Pooling Portfolios

AB Volatility Management

Portfolio of Investments

May 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 75.7%
Financials - 12.0%
Banks - 6.0%
Aozora Bank Ltd.	30,000	$115,364
Australia & New Zealand Banking Group Ltd.	73,579	1,859,764
Banca Monte dei Paschi di Siena SpA (a)(b)	5,472	11,140
Banco Bilbao Vizcaya Argentaria SA	167,958	1,662,294
Banco Comercial Portugues SA (a)(b)	1,009,163	94,179
Banco de Sabadell SA (b)	129,455	327,614
Banco Espirito Santo SA (b)(c)(d)	54,936	0
Banco Popolare SC (b)	9,614	162,565
Banco Popular Espanol SA	45,119	222,354
Banco Santander SA	382,164	2,724,557
Bank Hapoalim BM	27,081	141,916
Bank Leumi Le-Israel BM (b)	33,758	131,927
Bank of America Corp.	354,102	5,842,683
Bank of East Asia Ltd. (The)	31,200	140,197
Bank of Ireland (b)	727,800	278,688
Bank of Kyoto Ltd. (The)	9,000	102,525
Bank of Queensland Ltd.	9,550	96,438
Bank of Yokohama Ltd. (The)	30,000	185,794
Bankia SA (b)	119,352	154,166
Bankinter SA	17,836	131,230
Barclays PLC	438,987	1,817,856
BB&T Corp.	24,200	955,174
Bendigo & Adelaide Bank Ltd.	11,979	112,197
BNP Paribas SA	28,178	1,697,255
BOC Hong Kong Holdings Ltd.	98,000	402,875
CaixaBank SA	60,810	291,264
Chiba Bank Ltd. (The)	18,000	141,382
Chugoku Bank Ltd. (The)	4,000	61,374
Citigroup, Inc.	102,099	5,521,514
Comerica, Inc.	6,050	296,148
Commerzbank AG (b)	28,317	377,793
Commonwealth Bank of Australia	43,130	2,794,777
Credit Agricole SA (a)	27,265	406,464
Danske Bank A/S	18,782	550,561
DBS Group Holdings Ltd.	46,000	691,588
DNB ASA	25,942	454,654
Erste Group Bank AG (a)(b)	7,416	215,170
Fifth Third Bancorp	28,050	567,732
Fukuoka Financial Group, Inc.	20,000	107,124
Gunma Bank Ltd. (The)	10,000	69,865
Hachijuni Bank Ltd. (The)	10,000	75,596
Hang Seng Bank Ltd.	20,300	406,391
Hiroshima Bank Ltd. (The)	13,000	76,224
Hokuhoku Financial Group, Inc.	32,000	75,444
HSBC Holdings PLC	511,267	4,857,428
Huntington Bancshares, Inc./OH	27,500	306,075
ING Groep NV	102,638	1,694,714
Intesa Sanpaolo SpA	337,224	1,221,656
Intesa Sanpaolo SpA-RSP	24,805	79,176
Iyo Bank Ltd. (The)	6,000	73,120
Joyo Bank Ltd. (The)	16,000	86,316
JPMorgan Chase & Co.	126,650	8,331,037
KBC Groep NV	6,723	450,601
KeyCorp	29,450	429,381
Lloyds Banking Group PLC	1,518,919	2,042,321

Company	Shares	U.S. $ Value
M&T Bank Corp. (a)	4,450	$537,916
Mitsubishi UFJ Financial Group, Inc.	339,200	2,501,193
Mizrahi Tefahot Bank Ltd. (b)	3,655	41,579
Mizuho Financial Group, Inc.	618,400	1,361,461
National Australia Bank Ltd.	69,557	1,818,763
Natixis SA	24,606	184,346
Nordea Bank AB	80,801	1,052,230
Oversea-Chinese Banking Corp., Ltd.	79,000	597,009
People’s United Financial, Inc.	10,350	161,046
PNC Financial Services Group, Inc. (The)	18,200	1,741,558
Raiffeisen Bank International AG	3,111	47,821
Regions Financial Corp.	46,300	467,167
Resona Holdings, Inc.	58,700	334,728
Royal Bank of Scotland Group PLC (b)	66,895	354,243
Seven Bank Ltd.	15,841	74,695
Shinsei Bank Ltd.	47,000	94,854
Shizuoka Bank Ltd. (The)	14,000	152,637
Skandinaviska Enskilda Banken AB-Class A	40,323	498,743
Societe Generale SA (a)	19,293	898,941
Standard Chartered PLC	65,777	1,052,362
Sumitomo Mitsui Financial Group, Inc.	33,900	1,538,359
Sumitomo Mitsui Trust Holdings, Inc.	88,000	400,437
SunTrust Banks, Inc.	17,850	761,838
Suruga Bank Ltd.	5,152	109,066
Svenska Handelsbanken AB-Class A	39,750	599,388
Swedbank AB-Class A	24,040	564,223
UniCredit SpA	127,274	892,956
Unione di Banche Italiane SCpA	23,987	196,341
United Overseas Bank Ltd. (a)	34,000	582,790
US Bancorp/MN	60,650	2,614,622
Wells Fargo & Co.	159,950	8,950,802
Westpac Banking Corp.	83,002	2,126,510
Yamaguchi Financial Group, Inc.	5,000	63,365
Zions Bancorporation	6,800	196,384

		85,694,015

Capital Markets - 1.5%
3i Group PLC	25,868	222,954
Aberdeen Asset Management PLC	24,311	166,235
Affiliated Managers Group, Inc. (b)	1,887	422,046
Ameriprise Financial, Inc.	6,300	784,917
Bank of New York Mellon Corp. (The)	38,100	1,652,016
BlackRock, Inc.-Class A	4,290	1,569,196
Charles Schwab Corp. (The)	38,600	1,221,690
Credit Suisse Group AG (b)	40,631	1,077,748
Daiwa Securities Group, Inc. (a)	44,000	346,962
Deutsche Bank AG (REG)	36,691	1,106,631
E*TRADE Financial Corp. (b)	9,650	284,289
Franklin Resources, Inc.	13,250	674,558
Goldman Sachs Group, Inc. (The)	13,800	2,845,422
Hargreaves Lansdown PLC	6,940	134,727
ICAP PLC	14,678	124,294
Invesco Ltd.	14,550	579,527
Investec PLC	14,543	133,405

Company	Shares	U.S. $ Value
Julius Baer Group Ltd. (b)	5,941	$324,345
Legg Mason, Inc.	3,400	181,424
Macquarie Group Ltd.	7,766	482,592
Mediobanca SpA	14,934	153,964
Morgan Stanley	51,550	1,969,210
Nomura Holdings, Inc. (a)	96,600	638,056
Northern Trust Corp.	7,450	555,398
Partners Group Holding AG	427	133,896
Platinum Asset Management Ltd.	6,174	36,953
SBI Holdings, Inc./Japan	5,675	80,782
Schroders PLC	3,300	170,454
State Street Corp.	14,250	1,110,503
T Rowe Price Group, Inc.	8,850	714,107
UBS Group AG (b)	97,147	2,090,778

		21,989,079

Consumer Finance - 0.4%
Acom Co., Ltd. (a)(b)	10,610	33,884
AEON Financial Service Co., Ltd.	2,800	67,630
American Express Co.	30,300	2,415,516
Capital One Financial Corp.	18,885	1,578,031
Credit Saison Co., Ltd.	3,900	76,442
Discover Financial Services	15,550	906,098
Navient Corp.	14,100	271,707

		5,349,308

Diversified Financial Services - 1.2%
ASX Ltd.	5,139	163,052
Berkshire Hathaway, Inc.-Class B (b)	61,400	8,780,200
CME Group, Inc./IL-Class A	10,650	1,003,230
Deutsche Boerse AG	5,187	416,401
Eurazeo SA	1,125	75,308
EXOR SpA	2,615	130,342
First Pacific Co., Ltd./Hong Kong	57,900	54,811
Groupe Bruxelles Lambert SA	2,142	178,061
Hong Kong Exchanges and Clearing Ltd.	29,600	1,134,265
Industrivarden AB-Class C	4,334	86,455
Intercontinental Exchange, Inc.	3,845	910,419
Investment AB Kinnevik-Class B	6,249	208,862
Investor AB-Class B	12,091	477,848
Japan Exchange Group, Inc.	7,303	220,658
Leucadia National Corp.	10,650	262,310
London Stock Exchange Group PLC	8,307	312,801
McGraw Hill Financial, Inc.	9,100	944,125
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,100	68,603
Moody’s Corp.	6,250	675,625
NASDAQ OMX Group, Inc. (The)	3,950	204,413
ORIX Corp.	35,210	555,163
Pargesa Holding SA	820	57,770
Singapore Exchange Ltd.	21,000	131,255
Wendel SA	763	97,156

		17,149,133

Insurance - 2.6%
ACE Ltd.	11,300	1,203,224
Admiral Group PLC	5,560	126,681
Aegon NV	48,093	366,797
Aflac, Inc.	15,250	948,855

Company	Shares	U.S. $ Value
Ageas (a)	5,531	$207,006
AIA Group Ltd.	320,400	2,099,156
Allianz SE	12,157	1,911,277
Allstate Corp. (The)	14,600	982,872
American International Group, Inc.	48,040	2,815,624
AMP Ltd.	78,680	398,863
Aon PLC	9,800	991,956
Assicurazioni Generali SpA	30,996	600,329
Assurant, Inc.	2,400	158,040
Aviva PLC	106,452	853,850
AXA SA	51,975	1,305,939
Baloise Holding AG	1,331	165,874
Chubb Corp. (The)	8,100	789,750
Cincinnati Financial Corp.	4,950	250,371
CNP Assurances	4,557	75,326
Dai-ichi Life Insurance Co., Ltd. (The) (a)	28,657	500,667
Delta Lloyd NV	5,833	101,349
Direct Line Insurance Group PLC	39,902	205,727
Genworth Financial, Inc.-Class A (b)	16,600	131,804
Gjensidige Forsikring ASA	5,309	81,885
Hannover Rueck SE	1,601	155,743
Hartford Financial Services Group, Inc. (The)	15,050	618,705
Insurance Australia Group Ltd.	61,247	264,263
Legal & General Group PLC	157,078	639,369
Lincoln National Corp.	8,800	501,688
Loews Corp.	10,250	411,230
Mapfre SA	28,672	102,157
Marsh & McLennan Cos., Inc.	18,300	1,065,609
Medibank Pvt Ltd. (b)	73,152	119,481
MetLife, Inc.	37,850	1,978,041
MS&AD Insurance Group Holdings, Inc. (a)	13,500	417,783
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	4,603	850,562
NN Group NV (b)	5,130	143,365
Old Mutual PLC	131,038	443,644
Principal Financial Group, Inc.	9,200	475,548
Progressive Corp. (The)	18,100	494,854
Prudential Financial, Inc.	15,500	1,311,455
Prudential PLC	68,311	1,702,278
QBE Insurance Group Ltd.	36,309	405,049
RSA Insurance Group PLC	27,018	178,495
Sampo Oyj-Class A	11,972	564,602
SCOR SE	4,077	139,573
Sompo Japan Nipponkoa Holdings, Inc.	9,000	325,820
Sony Financial Holdings, Inc. (a)	4,629	80,655
Standard Life PLC	51,619	385,529
Suncorp Group Ltd.	34,153	352,192
Swiss Life Holding AG (b)	873	209,478
Swiss Re AG (b)	9,405	845,084
T&D Holdings, Inc.	15,400	229,588
Tokio Marine Holdings, Inc.	18,411	758,457
Torchmark Corp.	4,375	249,681
Travelers Cos., Inc. (The)	11,400	1,152,768
Tryg A/S	3,176	63,494
UnipolSai SpA	21,187	57,665
Unum Group	8,550	298,908
XL Group PLC	8,900	335,352

Company	Shares	U.S. $ Value
Zurich Insurance Group AG (b)	3,982	$1,271,069

		36,872,456

Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	13,320	1,235,963
Ashford Hospitality Trust, Inc.	7,110	61,146
Cominar Real Estate Investment Trust	12,455	181,176
Crown Castle International Corp.	11,230	915,807
Hersha Hospitality Trust	12,940	82,298
Iron Mountain, Inc.	6,180	225,385
Mapletree Industrial Trust	88,262	104,345
Mapletree Logistics Trust	107,655	93,033
Plum Creek Timber Co., Inc.	5,950	245,497
Vastned Retail NV	1,410	65,083
Weyerhaeuser Co.	17,750	577,940

		3,787,673

Real Estate Management & Development - 0.1%
CBRE Group, Inc.-Class A (b)	9,390	359,074
Daito Trust Construction Co., Ltd.	2,000	221,941
Daiwa House Industry Co., Ltd.	16,000	383,192
Swire Pacific Ltd.-Class A	15,500	207,420

		1,171,627

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	16,200	154,143

		172,167,434

Information Technology - 10.1%
Communications Equipment - 0.9%
Alcatel-Lucent (b)	74,071	296,886
Cisco Systems, Inc.	171,690	5,032,234
F5 Networks, Inc. (b)	2,490	312,968
Harris Corp. (a)	3,540	280,439
Juniper Networks, Inc.	13,480	374,744
Motorola Solutions, Inc.	7,440	438,960
Nokia Oyj	97,844	715,895
QUALCOMM, Inc.	56,460	3,934,133
Telefonaktiebolaget LM Ericsson-Class B	80,956	911,206

		12,297,465

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.-Class A	10,620	605,871
Citizen Holdings Co., Ltd.	7,000	50,952
Corning, Inc.	43,430	908,556
FLIR Systems, Inc.	4,760	145,418
Hamamatsu Photonics KK (a)	3,800	116,766
Hexagon AB-Class B	6,890	252,913
Hirose Electric Co., Ltd. (a)	800	113,786
Hitachi High-Technologies Corp.	1,800	50,617
Hitachi Ltd. (a)	128,000	871,309
Hoya Corp.	11,400	419,143
Ibiden Co., Ltd.	3,200	59,752
Japan Display, Inc. (a)(b)	9,598	40,201
Keyence Corp.	1,300	697,427
Kyocera Corp.	8,600	466,680

Company	Shares	U.S. $ Value
Murata Manufacturing Co., Ltd.	5,400	$875,254
Nippon Electric Glass Co., Ltd.	10,000	52,868
Omron Corp.	5,200	240,981
Shimadzu Corp.	6,000	79,311
TDK Corp.	3,300	263,301
TE Connectivity Ltd.	13,750	948,750
Yaskawa Electric Corp.	6,000	83,851
Yokogawa Electric Corp.	6,000	70,916

		7,414,623

Internet Software & Services - 1.5%
Akamai Technologies, Inc. (b)	6,010	458,383
eBay, Inc. (b)	38,030	2,333,521
Equinix, Inc.	1,930	517,375
Facebook, Inc.-Class A (b)	70,312	5,568,007
Google, Inc.-Class A (b)	9,569	5,218,167
Google, Inc.-Class C (b)	9,595	5,105,596
Kakaku.com, Inc.	3,835	59,511
Mixi, Inc. (a)	1,108	47,123
United Internet AG	3,255	152,039
VeriSign, Inc. (a)(b)	3,790	239,490
Yahoo Japan Corp. (a)	37,873	169,051
Yahoo!, Inc. (b)	31,150	1,337,425

		21,205,688

IT Services - 1.6%
Accenture PLC-Class A	21,270	2,042,771
Alliance Data Systems Corp. (b)	1,910	569,237
Amadeus IT Holding SA-Class A	11,907	541,693
Atos SE	2,292	175,917
Automatic Data Processing, Inc.	16,200	1,385,262
Cap Gemini SA	4,135	358,470
Cognizant Technology Solutions Corp.-Class A (b)	20,470	1,324,818
Computer Sciences Corp.	4,880	334,768
Computershare Ltd.	12,550	123,147
Fidelity National Information Services, Inc.	9,590	601,293
Fiserv, Inc. (b)	8,400	673,260
Fujitsu Ltd.	49,000	274,011
International Business Machines Corp.	31,269	5,304,786
Itochu Techno-Solutions Corp.	1,300	30,625
MasterCard, Inc.-Class A	33,150	3,058,419
Nomura Research Institute Ltd.	3,000	114,803
NTT Data Corp.	3,358	148,711
Otsuka Corp.	1,400	67,837
Paychex, Inc.	10,970	542,028
Teradata Corp. (b)	5,220	203,267
Total System Services, Inc.	5,530	227,836
Visa, Inc.-Class A	66,280	4,552,110
Western Union Co. (The)-Class W	17,820	391,149
Xerox Corp.	36,460	416,373

		23,462,591

Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp.	3,900	46,332
Altera Corp.	10,400	508,040
Analog Devices, Inc.	10,550	716,978

Company	Shares	U.S. $ Value
Applied Materials, Inc.	41,000	$825,330
ARM Holdings PLC	37,547	664,146
ASM Pacific Technology Ltd.	6,400	66,424
ASML Holding NV	9,326	1,043,894
Avago Technologies Ltd.	8,458	1,252,376
Broadcom Corp.-Class A	18,100	1,028,985
Infineon Technologies AG	29,929	390,859
Intel Corp.	166,700	5,744,482
KLA-Tencor Corp.	5,550	331,113
Lam Research Corp.	5,438	447,275
Linear Technology Corp.	8,000	382,800
Microchip Technology, Inc. (a)	6,750	331,628
Micron Technology, Inc. (b)	36,050	1,006,876
NVIDIA Corp.	17,300	382,849
Rohm Co., Ltd.	2,600	183,225
Skyworks Solutions, Inc.	6,495	710,293
STMicroelectronics NV	16,955	144,486
Texas Instruments, Inc.	35,950	2,010,324
Tokyo Electron Ltd.	4,600	295,638
Xilinx, Inc.	9,000	426,780

		18,941,133

Software - 1.9%
Adobe Systems, Inc. (b)	15,920	1,259,113
Autodesk, Inc. (b)	7,630	413,165
CA, Inc.	10,770	327,947
Citrix Systems, Inc. (b)	5,520	358,855
COLOPL, Inc. (a)	1,308	26,984
Dassault Systemes (a)	3,426	267,331
Electronic Arts, Inc. (b)	10,500	658,927
Gemalto NV (a)	2,160	188,673
GungHo Online Entertainment, Inc.	9,396	34,495
Intuit, Inc.	9,560	995,674
Konami Corp.	2,500	46,630
Microsoft Corp.	277,470	13,002,244
Nexon Co., Ltd.	3,483	46,869
NICE-Systems Ltd.	1,556	97,818
Nintendo Co., Ltd.	2,900	489,229
Oracle Corp.	109,480	4,761,285
Oracle Corp. Japan	1,000	43,083
Red Hat, Inc. (b)	6,370	492,210
Sage Group PLC (The)	28,333	246,391
Salesforce.com, Inc. (b)	19,390	1,410,622
SAP SE	26,144	1,941,038
Symantec Corp.	23,220	571,793
Trend Micro, Inc./Japan	2,800	98,098

		27,778,474

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	199,177	25,948,779
Brother Industries Ltd.	6,300	98,175
Canon, Inc.	28,400	980,034
EMC Corp./MA	68,290	1,798,759
FUJIFILM Holdings Corp.	12,300	468,043
Hewlett-Packard Co.	62,830	2,098,522
Konica Minolta, Inc.	12,000	150,268
NEC Corp.	69,000	225,130

Company	Shares	U.S. $ Value
NetApp, Inc.	10,750	$359,050
Ricoh Co., Ltd.	18,000	187,016
SanDisk Corp.	7,570	517,637
Seagate Technology PLC	11,000	612,040
Seiko Epson Corp.	7,400	136,264
Western Digital Corp.	7,430	723,385

		34,303,102

		145,403,076

Health Care - 9.4%
Biotechnology - 1.4%
Actelion Ltd. (REG) (b)	2,759	385,946
Alexion Pharmaceuticals, Inc. (b)	6,690	1,096,090
Amgen, Inc.	25,600	4,000,256
Biogen, Inc. (b)	7,950	3,156,071
Celgene Corp. (b)	26,950	3,084,158
CSL Ltd.	12,628	899,754
Gilead Sciences, Inc. (b)	50,900	5,714,543
Grifols SA	3,959	157,935
Regeneron Pharmaceuticals, Inc. (b)	2,500	1,281,400
Vertex Pharmaceuticals, Inc. (b)	8,005	1,026,962

		20,803,115

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	50,600	2,459,160
Baxter International, Inc.	18,250	1,215,632
Becton Dickinson and Co.	6,978	980,479
Boston Scientific Corp. (b)	44,600	814,842
Cochlear Ltd.	1,515	102,233
Coloplast A/S-Class B	2,950	222,498
CR Bard, Inc.	2,500	425,800
DENTSPLY International, Inc.	4,750	247,166
Edwards Lifesciences Corp. (b)	3,600	470,592
Elekta AB-Class B (a)	9,784	68,906
Essilor International SA	5,456	665,590
Getinge AB-Class B	5,313	128,592
Intuitive Surgical, Inc. (b)	1,230	599,933
Medtronic PLC	47,531	3,627,566
Olympus Corp.	6,900	234,461
Smith & Nephew PLC	23,727	421,058
Sonova Holding AG	1,461	220,367
St Jude Medical, Inc.	9,600	708,000
Stryker Corp.	10,050	966,106
Sysmex Corp.	3,900	224,985
Terumo Corp.	8,100	183,703
Varian Medical Systems, Inc. (b)	3,500	303,100
William Demant Holding A/S (b)	679	55,927
Zimmer Holdings, Inc.	5,700	650,313

		15,997,009

Health Care Providers & Services - 1.4%
Aetna, Inc.	11,959	1,410,803
Alfresa Holdings Corp.	4,700	71,786
AmerisourceBergen Corp.-Class A	7,200	810,432
Anthem, Inc.	9,250	1,552,612

Company	Shares	U.S. $ Value
Cardinal Health, Inc.	11,350	$1,000,729
Cigna Corp.	8,900	1,253,387
DaVita HealthCare Partners, Inc. (b)	5,800	485,924
Express Scripts Holding Co. (b)	25,083	2,185,733
Fresenius Medical Care AG & Co. KGaA	5,803	497,030
Fresenius SE & Co. KGaA	10,105	644,607
HCA Holdings, Inc. (b)	10,318	844,322
Healthscope Ltd.	29,786	63,303
Henry Schein, Inc. (b)	2,870	406,593
Humana, Inc.	5,200	1,116,180
Laboratory Corp. of America Holdings (b)	2,850	336,158
McKesson Corp.	7,800	1,850,394
Medipal Holdings Corp.	3,600	55,517
Miraca Holdings, Inc.	1,500	72,238
Patterson Cos., Inc.	2,900	138,736
Quest Diagnostics, Inc.	4,850	364,865
Ramsay Health Care Ltd.	3,763	182,110
Ryman Healthcare Ltd.	9,906	56,057
Sonic Healthcare Ltd.	10,107	154,643
Suzuken Co., Ltd./Aichi Japan	2,100	68,180
Tenet Healthcare Corp. (b)	3,300	175,527
UnitedHealth Group, Inc.	32,700	3,930,867
Universal Health Services, Inc.-Class B	3,100	401,698

		20,130,431

Health Care Technology - 0.1%
Cerner Corp. (b)	10,200	686,358
M3, Inc.	5,162	97,996

		784,354

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	11,200	461,328
Lonza Group AG (b)	1,441	202,623
PerkinElmer, Inc.	3,800	200,374
QIAGEN NV (b)	5,864	143,764
Thermo Fisher Scientific, Inc.	13,450	1,743,524
Waters Corp. (b)	2,850	380,817

		3,132,430

Pharmaceuticals - 5.2%
AbbVie, Inc.	58,907	3,922,617
Actavis PLC (b)	12,600	3,865,806
Astellas Pharma, Inc.	57,100	828,734
AstraZeneca PLC	33,606	2,263,210
Bayer AG (a)	21,999	3,127,554
Bristol-Myers Squibb Co.	55,800	3,604,680
Chugai Pharmaceutical Co., Ltd.	6,000	178,723
Daiichi Sankyo Co., Ltd.	17,000	319,819
Eisai Co., Ltd.	6,700	418,277
Eli Lilly & Co.	33,100	2,611,590
Endo International PLC (b)	5,226	437,730
GlaxoSmithKline PLC	129,412	2,875,432
Hisamitsu Pharmaceutical Co., Inc.	1,500	60,608
Hospira, Inc. (b)	5,650	499,573
Johnson & Johnson	95,000	9,513,300

Company	Shares	U.S. $ Value
Kyowa Hakko Kirin Co., Ltd. (a)	6,000	$75,515
Mallinckrodt PLC (b)	3,805	492,519
Merck & Co., Inc.	97,150	5,915,463
Merck KGaA	3,477	372,559
Mitsubishi Tanabe Pharma Corp.	6,000	95,041
Mylan NV (b)	12,600	915,138
Novartis AG (REG)	61,191	6,280,124
Novo Nordisk A/S-Class B	50,578	2,869,305
Ono Pharmaceutical Co., Ltd.	2,200	240,221
Orion Oyj-Class B	2,784	93,200
Otsuka Holdings Co., Ltd.	10,366	323,457
Perrigo Co. PLC	4,539	863,772
Pfizer, Inc.	213,507	7,419,368
Roche Holding AG	18,690	5,698,043
Sanofi	31,588	3,110,798
Santen Pharmaceutical Co., Ltd.	9,900	137,110
Shionogi & Co., Ltd.	8,000	282,890
Shire PLC	15,702	1,358,078
Sumitomo Dainippon Pharma Co., Ltd.	4,200	47,698
Taisho Pharmaceutical Holdings Co., Ltd.	838	57,960
Takeda Pharmaceutical Co., Ltd.	21,000	1,018,754
Teva Pharmaceutical Industries Ltd.	22,673	1,370,328
UCB SA	3,418	244,207
Zoetis, Inc.	16,864	839,321

		74,648,522

		135,495,861

Consumer Discretionary - 8.8%
Auto Components - 0.5%
Aisin Seiki Co., Ltd.	5,100	234,437
BorgWarner, Inc.	7,700	463,155
Bridgestone Corp.	17,300	718,033
Cie Generale des Etablissements Michelin-Class B (a)	4,977	532,512
Continental AG	2,943	680,560
Delphi Automotive PLC	10,071	875,976
Denso Corp.	13,000	678,258
GKN PLC	43,711	245,364
Goodyear Tire & Rubber Co. (The)	9,250	294,566
Johnson Controls, Inc.	22,400	1,165,248
Koito Manufacturing Co., Ltd.	3,000	117,016
NGK Spark Plug Co., Ltd. (a)	5,000	150,920
NHK Spring Co., Ltd.	4,000	46,806
NOK Corp.	2,600	85,575
Nokian Renkaat Oyj	3,009	97,093
Pirelli & C. SpA	6,960	118,087
Stanley Electric Co., Ltd.	3,800	90,387
Sumitomo Electric Industries Ltd.	20,100	319,656
Sumitomo Rubber Industries Ltd.	4,500	79,122
Toyoda Gosei Co., Ltd.	1,700	42,112
Toyota Industries Corp.	4,400	264,013
Valeo SA (a)	2,114	336,762
Yokohama Rubber Co., Ltd. (The)	5,000	56,257

		7,691,915

Automobiles - 1.4%
Bayerische Motoren Werke AG	8,834	978,712

Company	Shares	U.S. $ Value
Bayerische Motoren Werke AG (Preference Shares)	1,500	$126,812
Daihatsu Motor Co., Ltd.	5,000	72,908
Daimler AG	25,614	2,402,460
Fiat Chrysler Automobiles NV (b)	23,926	382,728
Ford Motor Co.	130,600	1,981,202
Fuji Heavy Industries Ltd.	16,000	600,638
General Motors Co.	45,365	1,631,779
Harley-Davidson, Inc.	7,300	390,477
Honda Motor Co., Ltd.	43,400	1,492,312
Isuzu Motors Ltd.	15,500	209,887
Mazda Motor Corp. (a)	14,400	308,182
Mitsubishi Motors Corp.	16,300	150,971
Nissan Motor Co., Ltd.	66,100	686,504
Peugeot SA (b)	11,508	239,536
Porsche Automobil Holding SE (Preference Shares)	4,120	364,356
Renault SA	5,150	533,150
Suzuki Motor Corp.	9,700	336,713
Toyota Motor Corp.	72,800	5,021,780
Volkswagen AG	942	227,378
Volkswagen AG (Preference Shares)	4,336	1,053,726
Yamaha Motor Co., Ltd. (a)	7,000	174,382

		19,366,593

Distributors - 0.0%
Genuine Parts Co.	5,140	465,016
Jardine Cycle & Carriage Ltd.	3,000	87,501

		552,517

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	1,800	47,029
H&R Block, Inc.	9,250	293,502

		340,531

Hotels, Restaurants & Leisure - 1.1%
Accor SA	5,581	305,396
Aristocrat Leisure Ltd.	14,331	85,463
Carnival Corp.	15,150	701,900
Carnival PLC	4,980	240,943
Chipotle Mexican Grill, Inc.-Class A (b)	1,050	646,296
Compass Group PLC	44,377	777,217
Crown Resorts Ltd.	9,668	96,349
Darden Restaurants, Inc.	4,450	291,653
Flight Centre Travel Group Ltd. (a)	1,468	52,018
Galaxy Entertainment Group Ltd.	61,700	294,130
Genting Singapore PLC	160,000	108,998
InterContinental Hotels Group PLC	6,337	265,870
Marriott International, Inc./MD-Class A	7,350	573,227
McDonald’s Corp.	33,050	3,170,486
McDonald’s Holdings Co. Japan Ltd. (a)	1,800	37,689
Merlin Entertainments PLC (e)	18,877	132,573
MGM China Holdings Ltd.	23,500	42,586
Oriental Land Co., Ltd./Japan	5,400	346,918
Royal Caribbean Cruises Ltd.	5,624	427,312
Sands China Ltd.	63,300	244,158
Shangri-La Asia Ltd.	32,000	49,826

Company	Shares	U.S. $ Value
SJM Holdings Ltd. (a)	51,500	$65,647
Sodexo SA	2,503	257,976
Starbucks Corp.	50,600	2,629,176
Starwood Hotels & Resorts Worldwide, Inc.	6,400	529,664
Tabcorp Holdings Ltd.	21,691	83,176
Tatts Group Ltd.	37,618	119,301
TUI AG	12,089	214,505
Whitbread PLC	4,880	382,446
William Hill PLC	23,023	148,172
Wyndham Worldwide Corp.	4,200	356,622
Wynn Macau Ltd.	39,800	74,492
Wynn Resorts Ltd.	2,750	276,898
Yum! Brands, Inc.	14,800	1,333,628

		15,362,711

Household Durables - 0.4%
Casio Computer Co., Ltd. (a)	5,400	101,429
DR Horton, Inc.	11,150	291,238
Electrolux AB-Class B	6,386	195,010
Garmin Ltd. (a)	4,080	185,558
Harman International Industries, Inc.	2,300	277,196
Husqvarna AB-Class B	10,962	83,484
Iida Group Holdings Co., Ltd.	3,916	63,436
Leggett & Platt, Inc.	4,600	217,488
Lennar Corp.-Class A	5,950	277,449
Mohawk Industries, Inc. (b)	2,100	391,944
Newell Rubbermaid, Inc.	9,200	363,676
Nikon Corp.	9,000	111,482
Panasonic Corp.	58,700	859,202
Persimmon PLC (b)	8,256	248,257
PulteGroup, Inc.	11,350	217,693
Rinnai Corp.	1,000	76,747
Sekisui Chemical Co., Ltd.	11,000	147,966
Sekisui House Ltd.	16,000	266,300
Sharp Corp./Japan (a)(b)	38,000	52,939
Sony Corp. (b)	31,100	961,620
Techtronic Industries Co., Ltd.	36,500	125,477
Whirlpool Corp.	2,650	488,262

		6,003,853

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (b)	12,770	5,481,267
Expedia, Inc.	3,340	358,248
Netflix, Inc. (b)	2,060	1,285,564
Priceline Group, Inc. (The) (b)	1,810	2,121,393
Rakuten, Inc.	21,208	346,869
TripAdvisor, Inc. (b)	3,750	285,975

		9,879,316

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	4,700	96,333
Hasbro, Inc.	3,850	277,701
Mattel, Inc.	11,350	292,943
Sankyo Co., Ltd.	1,300	47,970
Sega Sammy Holdings, Inc.	4,900	70,712
Shimano, Inc.	2,100	298,187

Company	Shares	U.S. $ Value
Yamaha Corp.	4,500	$91,134

		1,174,980

Media - 2.1%
Altice SA (b)	2,332	303,506
Axel Springer SE	1,185	64,642
Cablevision Systems Corp.-Class A (a)	7,300	178,923
CBS Corp.-Class B	16,300	1,006,036
Comcast Corp.-Class A	87,150	5,094,789
Dentsu, Inc. (a)	5,800	291,790
DIRECTV (b)	16,900	1,538,576
Discovery Communications, Inc.-Class A (a)(b)	4,950	168,003
Discovery Communications, Inc.-Class C (b)	9,200	289,294
Eutelsat Communications SA	4,529	154,113
Gannett Co., Inc.	7,550	270,215
Hakuhodo DY Holdings, Inc.	6,200	66,738
Interpublic Group of Cos., Inc. (The)	14,150	288,943
ITV PLC	101,892	424,049
JCDecaux SA (a)	2,085	84,888
Kabel Deutschland Holding AG (b)	588	79,547
Lagardere SCA	3,133	94,781
News Corp.-Class A (b)	16,675	252,626
Numericable-SFR SAS (b)	2,577	148,677
Omnicom Group, Inc.	8,450	629,779
Pearson PLC	21,742	435,115
ProSiebenSat.1 Media AG	5,808	278,143
Publicis Groupe SA (a)	5,001	399,574
REA Group Ltd.	1,399	41,556
Reed Elsevier NV	17,618	427,205
Reed Elsevier PLC	29,923	496,586
RTL Group SA (Germany) (b)	989	89,008
RTL Group SA (London) (b)	39	3,501
Scripps Networks Interactive, Inc.-Class A	3,500	234,535
SES SA	8,532	301,903
Singapore Press Holdings Ltd. (a)	42,000	129,545
Sky PLC	27,524	444,209
Telenet Group Holding NV (b)	1,473	79,989
Time Warner Cable, Inc.-Class A	9,400	1,700,366
Time Warner, Inc.	28,800	2,433,024
Toho Co., Ltd./Tokyo	3,000	75,581
Twenty-First Century Fox, Inc.-Class A	63,400	2,130,240
Viacom, Inc.-Class B	12,800	856,064
Vivendi SA	30,595	777,389
Walt Disney Co. (The)	53,188	5,870,360
Wolters Kluwer NV	8,014	249,107
WPP PLC	34,858	823,562

		29,706,477

Multiline Retail - 0.4%
Dollar General Corp.	10,230	742,596
Dollar Tree, Inc. (b)	6,920	518,931
Don Quijote Holdings Co., Ltd.	1,600	123,336
Family Dollar Stores, Inc.	3,210	248,839
Isetan Mitsukoshi Holdings Ltd.	9,400	157,343
J Front Retailing Co., Ltd.	6,000	105,446
Kohl’s Corp.	6,860	449,261

Company	Shares	U.S. $ Value
Macy’s, Inc.	11,860	$794,027
Marks & Spencer Group PLC	43,813	390,860
Marui Group Co., Ltd.	6,300	79,351
Next PLC	3,864	444,431
Nordstrom, Inc.	4,770	346,493
Takashimaya Co., Ltd.	7,392	70,933
Target Corp.	21,320	1,691,103

		6,162,950

Specialty Retail - 1.3%
ABC-Mart, Inc.	700	40,416
AutoNation, Inc. (b)	2,630	164,138
AutoZone, Inc. (b)	1,110	747,718
Bed Bath & Beyond, Inc. (b)	6,800	484,976
Best Buy Co., Inc.	9,740	337,978
CarMax, Inc. (b)	7,370	523,565
Dixons Carphone PLC	26,036	189,632
Fast Retailing Co., Ltd.	1,500	616,459
GameStop Corp.-Class A (a)	3,760	163,222
Gap, Inc. (The)	9,190	352,253
Hennes & Mauritz AB-Class B	25,329	999,219
Hikari Tsushin, Inc.	500	35,121
Home Depot, Inc. (The)	45,340	5,051,783
Inditex SA	29,106	963,636
Kingfisher PLC	62,036	351,975
L Brands, Inc.	8,250	713,790
Lowe’s Cos., Inc.	33,240	2,326,135
Nitori Holdings Co., Ltd. (a)	2,000	153,536
O’Reilly Automotive, Inc. (b)	3,530	774,941
Ross Stores, Inc.	7,060	682,490
Sanrio Co., Ltd. (a)	1,300	36,373
Shimamura Co., Ltd.	600	64,429
Sports Direct International PLC (b)	7,149	73,931
Staples, Inc.	21,640	356,303
Tiffany & Co.	3,770	353,362
TJX Cos., Inc. (The)	23,320	1,501,342
Tractor Supply Co.	4,623	402,848
Urban Outfitters, Inc. (b)	3,430	117,923
USS Co., Ltd.	5,830	108,805
Yamada Denki Co., Ltd. (a)	17,990	75,506

		18,763,805

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	5,617	442,018
Asics Corp. (a)	4,000	106,239
Burberry Group PLC	11,776	305,808
Christian Dior SE	1,473	294,976
Cie Financiere Richemont SA	13,914	1,201,760
Coach, Inc.	9,200	325,404
Fossil Group, Inc. (b)	1,579	112,125
Hanesbrands, Inc.	13,695	436,323
Hermes International	703	274,454
Hugo Boss AG	1,780	203,448
Kering	2,040	357,933
Li & Fung Ltd.	154,000	133,271
Luxottica Group SpA	4,513	304,788

Company	Shares	U.S. $ Value
LVMH Moet Hennessy Louis Vuitton SE	7,440	$1,321,688
Michael Kors Holdings Ltd. (b)	6,910	321,315
NIKE, Inc.-Class B	23,700	2,409,579
Pandora A/S	3,111	311,936
PVH Corp.	2,761	288,911
Ralph Lauren Corp.	2,050	267,320
Swatch Group AG (The) (b)	832	330,781
Swatch Group AG (The) (REG) (b)	1,318	104,664
Under Armour, Inc.-Class A (b)	5,575	437,136
VF Corp.	11,600	816,988
Yue Yuen Industrial Holdings Ltd.	19,500	67,072

		11,175,937

		126,181,585

Industrials - 8.1%
Aerospace & Defense - 1.5%
Airbus Group NV (a)	15,665	1,066,168
BAE Systems PLC	83,502	658,695
Boeing Co. (The)	22,600	3,175,752
Cobham PLC	30,287	137,167
Finmeccanica SpA (b)	10,743	142,825
General Dynamics Corp.	10,700	1,499,712
Honeywell International, Inc.	26,350	2,745,670
L-3 Communications Holdings, Inc.	2,900	341,649
Lockheed Martin Corp.	9,100	1,712,620
Meggitt PLC	21,168	164,953
Northrop Grumman Corp.	7,000	1,114,260
Precision Castparts Corp.	4,850	1,026,406
Raytheon Co.	10,450	1,079,067
Rockwell Collins, Inc.	4,550	433,115
Rolls-Royce Holdings PLC (b)	49,432	756,088
Safran SA	7,766	548,959
Singapore Technologies Engineering Ltd.	41,000	103,316
Textron, Inc.	9,400	425,068
Thales SA (a)	2,751	170,875
United Technologies Corp.	28,650	3,356,920
Zodiac Aerospace	5,366	195,438

		20,854,723

Air Freight & Logistics - 0.4%
Bollore SA	23,041	131,388
CH Robinson Worldwide, Inc.	4,950	305,563
Deutsche Post AG	25,833	780,667
Expeditors International of Washington, Inc.	6,550	300,252
FedEx Corp.	8,950	1,550,319
Kuehne & Nagel International AG	1,470	206,729
Royal Mail PLC	17,290	138,533
TNT Express NV	13,124	110,548
United Parcel Service, Inc.-Class B	23,700	2,351,514
Yamato Holdings Co., Ltd. (a)	9,300	189,407

		6,064,920

Airlines - 0.3%
American Airlines Group, Inc.	24,508	1,038,404
ANA Holdings, Inc.	30,000	82,391
Cathay Pacific Airways Ltd.	31,000	79,323

Company	Shares	U.S. $ Value
Delta Air Lines, Inc.	28,383	$1,218,198
Deutsche Lufthansa AG (REG) (b)	6,120	86,268
easyJet PLC	4,213	103,718
International Consolidated Airlines Group SA (b)	21,707	183,333
Japan Airlines Co., Ltd.	3,278	112,309
Qantas Airways Ltd. (b)	14,527	38,977
Ryanair Holdings PLC (Sponsored ADR)	820	54,612
Singapore Airlines Ltd.	14,000	117,850
Southwest Airlines Co.	23,050	854,002

		3,969,385

Building Products - 0.2%
Allegion PLC	3,200	199,808
Asahi Glass Co., Ltd.	25,000	162,804
Assa Abloy AB-Class B	8,869	523,860
Cie de Saint-Gobain	12,705	590,938
Daikin Industries Ltd.	6,300	481,133
Geberit AG	1,018	366,372
LIXIL Group Corp.	7,100	135,301
Masco Corp.	12,000	324,840
TOTO Ltd. (a)	7,000	115,633

		2,900,689

Commercial Services & Supplies - 0.3%
ADT Corp. (The) (a)	5,850	213,408
Aggreko PLC	6,798	167,483
Babcock International Group PLC	6,668	114,989
Brambles Ltd.	41,665	362,847
Cintas Corp.	3,250	279,792
Dai Nippon Printing Co., Ltd.	15,000	157,872
Edenred	5,573	140,671
G4S PLC	41,274	188,442
ISS A/S	3,951	135,410
Park24 Co., Ltd.	2,500	44,003
Pitney Bowes, Inc.	6,750	147,487
Republic Services, Inc.-Class A	8,500	342,465
Secom Co., Ltd.	5,600	373,194
Securitas AB-Class B	8,312	113,042
Societe BIC SA (a)	790	130,192
Stericycle, Inc. (b)	2,850	391,305
Toppan Printing Co., Ltd.	13,000	109,730
Tyco International PLC	14,900	601,364
Waste Management, Inc.	14,600	724,890

		4,738,586

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	5,023	161,820
Boskalis Westminster NV	2,300	113,805
Bouygues SA	5,365	211,008
Chiyoda Corp.	4,000	35,320
CIMIC Group Ltd.	2,696	49,656
Ferrovial SA	11,867	256,121
Fluor Corp.	5,300	297,966
Jacobs Engineering Group, Inc. (b)	4,450	192,507
JGC Corp.	5,864	117,327
Kajima Corp.	22,000	96,486
Obayashi Corp.	17,000	111,033

Company	Shares	U.S. $ Value
Quanta Services, Inc. (b)	7,300	$214,036
Shimizu Corp.	15,000	114,366
Skanska AB-Class B	10,087	210,222
Taisei Corp.	27,000	146,966
Vinci SA	12,569	745,206

		3,073,845

Electrical Equipment - 0.6%
ABB Ltd. (REG) (b)	58,497	1,282,666
Alstom SA (b)	5,736	179,377
AMETEK, Inc.	8,239	442,929
Eaton Corp. PLC	16,009	1,146,084
Emerson Electric Co.	23,500	1,417,285
First Solar, Inc. (b)	2,550	126,761
Fuji Electric Co., Ltd.	14,000	66,521
Legrand SA	7,051	396,284
Mabuchi Motor Co., Ltd.	1,300	78,697
Mitsubishi Electric Corp.	51,000	696,474
Nidec Corp.	5,800	422,171
OSRAM Licht AG	2,362	124,656
Prysmian SpA	5,189	117,367
Rockwell Automation, Inc.	4,650	571,438
Schneider Electric SE (Paris)	14,772	1,113,664
Vestas Wind Systems A/S	5,948	303,508

		8,485,882

Industrial Conglomerates - 1.4%
3M Co.	21,850	3,475,898
Danaher Corp.	20,550	1,773,876
General Electric Co.	337,900	9,214,533
Hutchison Whampoa Ltd. (c)(d)	56,000	830,577
Keihan Electric Railway Co., Ltd.	13,000	74,296
Keppel Corp., Ltd.	38,000	246,232
Koninklijke Philips NV	24,868	677,537
NWS Holdings Ltd.	39,000	63,218
Roper Technologies, Inc.	3,400	594,864
Seibu Holdings, Inc.	3,175	71,370
Sembcorp Industries Ltd.	26,000	80,141
Siemens AG	21,093	2,222,528
Smiths Group PLC	10,470	192,120
Toshiba Corp.	107,000	375,188

		19,892,378

Industrial Warehouse Distribution - 0.4%
Ascendas Real Estate Investment Trust	202,150	359,500
CK Hutchison Holdings Ltd.	37,000	575,000
Daiwa House REIT Investment Corp.	20	86,098
DCT Industrial Trust, Inc.	6,640	217,194
EastGroup Properties, Inc.	2,363	131,454
First Industrial Realty Trust, Inc.	8,250	160,957
Global Logistic Properties Ltd.	307,565	629,372
GLP J-Reit	152	148,977
Hansteen Holdings PLC (a)	51,563	97,565
Industrial & Infrastructure Fund Investment Corp.	23	107,416
Japan Logistics Fund, Inc. (a)	63	129,315
Nippon Prologis REIT, Inc.	149	286,563
Prologis, Inc.	55,125	2,182,399

Company	Shares	U.S. $ Value
Pure Industrial Real Estate Trust	14,200	$54,580
Rexford Industrial Realty, Inc.	4,050	59,090
Segro PLC	75,522	491,954
STAG Industrial, Inc.	4,835	102,985
Terreno Realty Corp.	3,050	62,067
Tritax Big Box REIT PLC	47,350	83,768
Warehouses De Pauw CVA	1,011	76,394

		6,042,648

Machinery - 1.3%
Alfa Laval AB	7,811	147,555
Amada Holdings Co., Ltd.	9,000	91,543
ANDRITZ AG	2,075	128,211
Atlas Copco AB-Class A	17,826	539,329
Atlas Copco AB-Class B	10,359	279,151
Caterpillar, Inc.	21,150	1,804,518
CNH Industrial NV	25,062	223,522
Cummins, Inc.	5,750	779,412
Deere & Co.	12,050	1,128,844
Dover Corp.	5,600	422,240
FANUC Corp. (a)	5,500	1,210,996
Flowserve Corp.	4,600	253,000
GEA Group AG	4,855	236,180
Hino Motors Ltd.	7,000	94,841
Hitachi Construction Machinery Co., Ltd.	2,900	52,744
IHI Corp.	37,000	177,674
Illinois Tool Works, Inc.	12,300	1,154,109
IMI PLC	7,238	137,764
Ingersoll-Rand PLC	9,000	619,020
Joy Global, Inc.	3,300	128,502
JTEKT Corp.	5,500	100,209
Kawasaki Heavy Industries Ltd.	37,000	186,185
Komatsu Ltd.	24,800	521,340
Kone Oyj-Class B	8,416	353,184
Kubota Corp.	30,000	498,824
Kurita Water Industries Ltd.	2,900	69,335
Makita Corp.	3,200	173,435
MAN SE	936	96,799
Melrose Industries PLC	26,474	107,521
Metso Oyj	2,994	86,386
Minebea Co. Ltd.	8,000	146,880
Mitsubishi Heavy Industries Ltd.	80,000	505,542
Nabtesco Corp.	3,000	77,355
NGK Insulators Ltd. (a)	7,000	172,966
NSK Ltd. (a)	12,000	196,366
PACCAR, Inc.	11,950	759,542
Pall Corp.	3,600	447,984
Parker-Hannifin Corp.	5,000	602,150
Pentair PLC	6,484	415,171
Sandvik AB	28,303	341,221
Schindler Holding AG	1,210	212,095
Schindler Holding AG (REG)	565	98,091
Sembcorp Marine Ltd. (a)	22,000	49,028
SKF AB-Class B	10,511	253,949
SMC Corp./Japan	1,500	452,322
Snap-on, Inc.	1,950	303,030
Stanley Black & Decker, Inc.	5,250	537,810
Sulzer AG	637	70,020
Sumitomo Heavy Industries Ltd.	14,000	91,583

Company	Shares	U.S. $ Value
THK Co., Ltd.	3,200	$76,633
Vallourec SA (a)	2,892	71,498
Volvo AB-Class B	40,579	527,528
Wartsila Oyj Abp	3,927	175,604
Weir Group PLC (The)	5,659	175,259
Xylem, Inc./NY	6,150	224,905
Yangzijiang Shipbuilding Holdings Ltd.	51,000	54,619
Zardoya Otis SA	4,618	59,373

		18,900,897

Marine - 0.1%
AP Moeller-Maersk A/S-Class A	105	197,456
AP Moeller-Maersk A/S-Class B	192	370,079
Mitsui OSK Lines Ltd. (a)	30,000	102,642
Nippon Yusen KK	42,000	126,421

		796,598

Mixed Office Industrial - 0.1%
Goodman Group	174,785	869,619
Green REIT PLC	49,700	88,701

		958,320

Professional Services - 0.2%
Adecco SA (b)	4,522	359,753
Bureau Veritas SA (a)	7,055	161,494
Capita PLC	17,497	335,447
Dun & Bradstreet Corp. (The)	1,250	159,912
Equifax, Inc.	4,100	411,353
Experian PLC	26,362	503,468
Intertek Group PLC	4,284	164,074
Nielsen NV	10,238	460,608
Randstad Holding NV	3,402	196,635
Recruit Holdings Co., Ltd.	3,821	119,262
Robert Half International, Inc.	4,600	259,302
Seek Ltd.	8,583	110,422
SGS SA	146	280,543

		3,522,273

Road & Rail - 0.6%
Asciano Ltd.	25,946	133,408
Aurizon Holdings Ltd.	55,491	225,536
Central Japan Railway Co.	3,836	664,789
ComfortDelGro Corp., Ltd.	56,000	127,014
CSX Corp.	33,650	1,146,792
DSV A/S	4,778	165,889
Hankyu Hanshin Holdings, Inc.	30,000	179,708
Kansas City Southern	3,700	334,850
Keikyu Corp.	12,000	92,097
Keio Corp.	15,000	110,409
Keisei Electric Railway Co., Ltd.	7,000	80,684
Kintetsu Group Holdings Co., Ltd. (a)	48,000	160,143
MTR Corp., Ltd.	38,500	184,352
Nagoya Railroad Co., Ltd.	23,000	86,870
Nippon Express Co., Ltd.	22,000	121,060
Norfolk Southern Corp.	10,450	961,400
Odakyu Electric Railway Co., Ltd.	16,000	151,281
Ryder System, Inc.	1,800	164,970

Company	Shares	U.S. $ Value
Tobu Railway Co., Ltd.	27,000	$118,707
Tokyu Corp.	29,000	189,520
Union Pacific Corp.	30,250	3,052,528
West Japan Railway Co.	4,381	259,809

		8,711,816

Trading Companies & Distributors - 0.4%
Ashtead Group PLC	13,317	228,883
Brenntag AG	4,102	248,140
Bunzl PLC	8,855	257,073
Fastenal Co. (a)	9,150	379,816
ITOCHU Corp.	42,000	564,490
Marubeni Corp.	43,000	250,953
Mitsubishi Corp.	36,700	819,728
Mitsui & Co., Ltd.	45,400	634,909
Noble Group Ltd.	125,000	73,587
Rexel SA (a)	7,767	142,262
Sumitomo Corp.	29,900	354,649
Toyota Tsusho Corp.	5,700	159,230
Travis Perkins PLC	6,701	227,472
United Rentals, Inc. (b)	3,250	288,957
Wolseley PLC	6,918	428,386
WW Grainger, Inc.	2,050	492,676

		5,551,211

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	11,948	209,844
Aena SA (b)(e)	1,796	188,361
Aeroports de Paris (a)	789	97,618
Atlantia SpA	10,961	282,493
Auckland International Airport Ltd.	25,335	87,067
Fraport AG Frankfurt Airport Services Worldwide (a)	1,106	72,726
Groupe Eurotunnel SE	12,410	186,870
Hutchison Port Holdings Trust-Class U	143,000	94,274
Japan Airport Terminal Co., Ltd.	1,200	70,193
Kamigumi Co., Ltd.	6,000	55,585
Mitsubishi Logistics Corp.	3,000	42,409
Sydney Airport	28,887	125,246
Transurban Group	50,927	394,692

		1,907,378

		116,371,549

Consumer Staples - 6.9%
Beverages - 1.5%
Anheuser-Busch InBev NV	21,391	2,581,032
Asahi Group Holdings Ltd.	10,300	329,207
Brown-Forman Corp.-Class B	5,300	499,631
Carlsberg A/S-Class B	2,893	265,649
Coca-Cola Amatil Ltd. (a)	15,234	117,102
Coca-Cola Co. (The)	132,900	5,443,584
Coca-Cola Enterprises, Inc.	7,600	336,148
Coca-Cola HBC AG (b)	5,318	116,708
Constellation Brands, Inc.-Class A	5,650	666,079
Diageo PLC	66,921	1,857,105
Dr Pepper Snapple Group, Inc.	6,550	501,992
Heineken Holding NV	2,676	185,860

Company	Shares	U.S. $ Value
Heineken NV	6,180	$483,584
Kirin Holdings Co., Ltd.	22,000	316,244
Molson Coors Brewing Co.-Class B	5,350	392,583
Monster Beverage Corp. (b)	4,860	618,581
PepsiCo, Inc.	50,750	4,893,823
Pernod Ricard SA	5,678	700,859
Remy Cointreau SA	644	46,392
SABMiller PLC (London)	25,789	1,380,957
Suntory Beverage & Food Ltd.	3,691	153,454
Treasury Wine Estates Ltd.	17,180	70,295

		21,956,869

Food & Staples Retailing - 1.5%
Aeon Co., Ltd.	17,400	231,991
Carrefour SA	14,663	497,084
Casino Guichard Perrachon SA	1,502	117,715
Colruyt SA	1,860	83,617
Costco Wholesale Corp.	14,750	2,103,203
CVS Health Corp.	39,000	3,992,820
Delhaize Group SA (a)	2,776	247,792
Distribuidora Internacional de Alimentacion SA	16,453	131,020
FamilyMart Co., Ltd.	1,600	67,043
ICA Gruppen AB	2,048	71,385
J Sainsbury PLC	35,651	137,570
Jeronimo Martins SGPS SA	6,682	91,800
Koninklijke Ahold NV	23,907	485,633
Kroger Co. (The)	16,450	1,197,560
Lawson, Inc.	1,800	125,452
METRO AG	4,302	149,823
Seven & i Holdings Co., Ltd.	20,100	830,081
Sysco Corp.	19,750	733,910
Tesco PLC	216,083	704,556
Wal-Mart Stores, Inc.	53,150	3,947,450
Walgreens Boots Alliance, Inc.	29,650	2,545,156
Wesfarmers Ltd.	29,973	997,421
Whole Foods Market, Inc.	12,150	501,066
WM Morrison Supermarkets PLC	59,010	154,435
Woolworths Ltd.	33,602	716,545

		20,862,128

Food Products - 1.7%
Ajinomoto Co., Inc.	15,000	309,002
Archer-Daniels-Midland Co.	21,700	1,146,845
Aryzta AG (b)	2,316	146,840
Associated British Foods PLC	9,457	438,858
Barry Callebaut AG (b)	59	66,622
Calbee, Inc.	1,933	73,936
Campbell Soup Co.	6,000	290,040
Chocoladefabriken Lindt & Sprungli AG	26	137,202
Chocoladefabriken Lindt & Sprungli AG (REG)	3	188,635
ConAgra Foods, Inc.	14,200	548,262
Danone SA	15,414	1,058,896
General Mills, Inc.	20,600	1,156,690
Golden Agri-Resources Ltd.	187,000	58,127
Hershey Co. (The)	5,050	468,943
Hormel Foods Corp.	4,500	257,490
JM Smucker Co. (The)	3,450	408,998
Kellogg Co.	8,600	539,822
Kerry Group PLC-Class A	4,267	318,931

Company	Shares	U.S. $ Value
Keurig Green Mountain, Inc.	4,094	$353,067
Kikkoman Corp.	4,000	111,429
Kraft Foods Group, Inc.	20,000	1,689,000
McCormick & Co., Inc./MD	4,350	341,475
Mead Johnson Nutrition Co.-Class A	6,800	661,640
MEIJI Holdings Co., Ltd. (a)	1,700	193,200
Mondelez International, Inc.-Class A	56,750	2,360,233
Nestle SA (REG)	85,785	6,646,364
NH Foods Ltd	5,000	108,227
Nisshin Seifun Group, Inc.	5,500	68,350
Nissin Foods Holdings Co., Ltd.	1,700	72,382
Orkla ASA	21,684	170,061
Tate & Lyle PLC	12,363	109,972
Toyo Suisan Kaisha Ltd.	3,000	103,958
Tyson Foods, Inc.-Class A	9,850	418,133
Unilever NV	43,334	1,851,360
Unilever PLC	34,142	1,510,202
WH Group Ltd. (b)(e)	155,800	119,190
Wilmar International Ltd.	51,000	126,904
Yakult Honsha Co., Ltd. (a)	2,400	133,068
Yamazaki Baking Co., Ltd.	3,000	49,627

		24,811,981

Household Products - 1.0%
Clorox Co. (The)	4,350	468,321
Colgate-Palmolive Co.	28,900	1,930,231
Henkel AG & Co. KGaA	2,765	283,501
Henkel AG & Co. KGaA (Preference Shares)	4,772	571,243
Kimberly-Clark Corp.	12,600	1,371,636
Procter & Gamble Co. (The)	91,200	7,149,168
Reckitt Benckiser Group PLC	17,205	1,553,879
Svenska Cellulosa AB SCA-Class B	15,764	411,671
Unicharm Corp.	9,900	218,368

		13,958,018

Personal Products - 0.2%
Beiersdorf AG	2,676	242,517
Estee Lauder Cos., Inc. (The)-Class A	7,550	660,096
Kao Corp.	13,400	608,597
L’Oreal SA	6,719	1,267,214
Shiseido Co., Ltd.	9,600	192,174

		2,970,598

Tobacco - 1.0%
Altria Group, Inc.	66,750	3,417,600
British American Tobacco PLC	49,589	2,739,050
Imperial Tobacco Group PLC	25,460	1,312,912
Japan Tobacco, Inc. (a)	29,262	1,061,917
Lorillard, Inc.	12,100	877,008
Philip Morris International, Inc.	52,600	4,369,482
Reynolds American, Inc.	10,350	794,363
Swedish Match AB	5,362	159,735

		14,732,067

		99,291,661

Company	Shares	U.S. $ Value
Energy - 4.8%
Energy Equipment & Services - 0.7%
Amec Foster Wheeler PLC	10,254	$149,222
Baker Hughes, Inc.	14,650	944,339
Cameron International Corp. (b)	6,850	351,611
Diamond Offshore Drilling, Inc. (a)	2,250	68,265
Ensco PLC-Class A	7,850	184,475
FMC Technologies, Inc. (b)	7,900	330,141
Halliburton Co. (a)	28,650	1,300,710
Helmerich & Payne, Inc. (a)	3,650	266,414
National Oilwell Varco, Inc.	14,500	713,255
Noble Corp. PLC (a)	8,550	143,213
Petrofac Ltd. (a)	6,887	95,324
Saipem SpA (a)(b)	7,029	89,388
Schlumberger Ltd.	43,650	3,962,110
Seadrill Ltd. (a)	9,831	118,070
Subsea 7 SA	6,999	73,308
Technip SA	2,791	183,924
Tenaris SA	12,535	181,150
Transocean Ltd. (a)	11,465	216,115
Transocean Ltd. (Zurich) (a)	9,584	184,776
WorleyParsons Ltd.	5,494	45,470

		9,601,280

Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	17,050	1,425,550
Apache Corp.	12,900	771,936
BG Group PLC	90,828	1,583,178
BP PLC	485,288	3,358,060
Cabot Oil & Gas Corp.	14,050	477,138
Caltex Australia Ltd.	7,183	184,452
Chesapeake Energy Corp. (a)	17,450	246,220
Chevron Corp.	63,950	6,586,850
Cimarex Energy Co.	2,933	338,791
ConocoPhillips	41,400	2,636,352
CONSOL Energy, Inc.	7,750	215,760
Delek Group Ltd.	125	36,011
Devon Energy Corp.	12,950	844,599
Eni SpA	67,672	1,219,490
EOG Resources, Inc.	18,450	1,636,330
EQT Corp.	5,100	433,857
Exxon Mobil Corp.	143,603	12,234,976
Galp Energia SGPS SA	10,235	120,485
Hess Corp.	8,800	594,176
Idemitsu Kosan Co., Ltd.	2,300	45,378
Inpex Corp. (a)	25,285	310,173
JX Holdings, Inc.	59,000	260,140
Kinder Morgan, Inc./DE	57,313	2,377,916
Koninklijke Vopak NV	1,867	92,809
Lundin Petroleum AB (b)	5,907	93,196
Marathon Oil Corp.	22,700	617,213
Marathon Petroleum Corp.	9,550	988,043
Murphy Oil Corp.	5,600	243,376
Neste Oil Oyj	3,403	86,323
Newfield Exploration Co. (b)	4,600	173,926
Noble Energy, Inc.	12,150	531,927

Company	Shares	U.S. $ Value
Occidental Petroleum Corp.	26,250	$2,052,487
OMV AG (a)	3,910	110,939
ONEOK, Inc.	7,000	293,440
Origin Energy Ltd.	29,232	295,792
Phillips 66	18,800	1,487,456
Pioneer Natural Resources Co.	4,850	716,976
QEP Resources, Inc.	5,550	104,507
Range Resources Corp.	5,700	315,837
Repsol SA	27,427	522,103
Royal Dutch Shell PLC-Class A	103,602	3,088,211
Royal Dutch Shell PLC-Class B	64,919	1,964,369
Santos Ltd.	25,806	161,902
Showa Shell Sekiyu KK	5,000	46,656
Southwestern Energy Co. (b)	11,850	305,375
Spectra Energy Corp.	22,550	793,084
Statoil ASA	29,626	553,135
Tesoro Corp.	4,300	380,550
TonenGeneral Sekiyu KK	7,000	65,989
TOTAL SA (a)	56,941	2,873,554
Tullow Oil PLC	23,528	142,088
Valero Energy Corp.	17,750	1,051,510
Williams Cos., Inc. (The)	22,650	1,157,415
Woodside Petroleum Ltd.	19,796	552,201

		59,800,207

		69,401,487

Materials - 3.3%
Chemicals - 2.0%
Air Liquide SA	9,177	1,180,722
Air Products & Chemicals, Inc.	6,450	946,602
Air Water, Inc.	4,000	71,636
Airgas, Inc.	2,250	229,365
Akzo Nobel NV	6,529	496,442
Arkema SA	1,794	133,043
Asahi Kasei Corp.	33,000	291,915
BASF SE	24,433	2,266,763
CF Industries Holdings, Inc.	1,700	536,996
Croda International PLC	3,605	161,099
Daicel Corp.	8,000	103,688
Dow Chemical Co. (The)	37,800	1,968,246
Eastman Chemical Co.	5,000	383,850
Ecolab, Inc.	9,100	1,043,315
EI du Pont de Nemours & Co.	30,800	2,187,108
EMS-Chemie Holding AG (REG)	218	92,806
Evonik Industries AG	2,480	92,609
FMC Corp.	4,500	257,265
FUCHS PETROLUB SE (Preference Shares)	1,884	82,771
Givaudan SA (REG) (b)	246	450,676
Hitachi Chemical Co., Ltd.	2,800	55,194
Incitec Pivot Ltd.	43,665	132,589
International Flavors & Fragrances, Inc.	2,750	327,360
Israel Chemicals Ltd.	11,121	79,520
Israel Corp., Ltd. (The)	72	25,704
Johnson Matthey PLC	5,440	291,694
JSR Corp.	5,100	92,564
K&S AG	5,092	166,131
Kaneka Corp.	7,000	51,011
Kansai Paint Co., Ltd.	6,000	103,265

Company	Shares	U.S. $ Value
Koninklijke DSM NV	4,827	$285,762
Kuraray Co., Ltd.	9,000	117,722
LANXESS AG	2,430	135,114
Linde AG	4,955	952,076
LyondellBasell Industries NV-Class A	14,340	1,449,774
Mitsubishi Chemical Holdings Corp.	36,000	225,788
Mitsubishi Gas Chemical Co., Inc.	10,000	57,910
Mitsui Chemicals, Inc.	21,000	68,250
Monsanto Co.	17,650	2,064,697
Mosaic Co. (The)	10,700	490,595
Nippon Paint Holdings Co., Ltd.	4,000	123,528
Nitto Denko Corp.	4,400	340,702
Novozymes A/S-Class B	6,354	305,349
OCI NV (b)	2,238	65,943
Orica Ltd. (a)	9,846	163,919
PPG Industries, Inc.	4,650	1,064,338
Praxair, Inc.	9,850	1,210,171
Sherwin-Williams Co. (The)	2,800	806,904
Shin-Etsu Chemical Co., Ltd.	11,000	669,481
Sigma-Aldrich Corp.	4,000	557,200
Sika AG	58	199,546
Solvay SA	1,610	222,667
Sumitomo Chemical Co., Ltd. (a)	39,000	226,534
Symrise AG	3,342	213,075
Syngenta AG	2,473	1,125,306
Taiyo Nippon Sanso Corp. (a)	4,000	49,283
Teijin Ltd.	24,000	89,264
Toray Industries, Inc.	39,000	323,814
Umicore SA	2,533	124,393
Yara International ASA (a)	4,806	242,147

		28,273,201

Construction Materials - 0.2%
Boral Ltd.	20,672	98,546
CRH PLC	21,681	607,273
Fletcher Building Ltd.	17,504	108,552
HeidelbergCement AG	3,803	308,897
Holcim Ltd. (b)	6,141	484,850
Imerys SA	911	68,112
James Hardie Industries PLC	11,774	157,969
Lafarge SA	4,959	349,397
Martin Marietta Materials, Inc.	2,098	312,623
Vulcan Materials Co.	4,400	395,692

		2,891,911

Containers & Packaging - 0.1%
Amcor Ltd./Australia	32,032	353,507
Avery Dennison Corp.	3,150	195,017
Ball Corp.	4,650	330,103
MeadWestvaco Corp.	5,650	285,551
Owens-Illinois, Inc. (b)	5,550	132,645
Rexam PLC	18,752	160,107
Sealed Air Corp.	7,100	345,770
Toyo Seikan Group Holdings Ltd. (a)	4,300	64,846

		1,867,546

Company	Shares	U.S. $ Value
Metals & Mining - 0.9%
Alcoa, Inc.	39,600	$495,000
Allegheny Technologies, Inc.	3,650	118,625
Alumina Ltd.	63,695	85,652
Anglo American PLC	37,012	579,951
Antofagasta PLC	10,468	119,715
ArcelorMittal (Euronext Amsterdam)	26,525	282,798
BHP Billiton Ltd.	84,972	1,894,879
BHP Billiton PLC	55,874	1,178,031
Boliden AB	7,260	155,891
Fortescue Metals Group Ltd. (a)	39,187	71,921
Freeport-McMoRan, Inc.	34,950	686,768
Fresnillo PLC	5,868	68,137
Glencore PLC (b)	295,867	1,305,030
Hitachi Metals Ltd.	6,000	99,301
Iluka Resources Ltd.	11,138	76,223
JFE Holdings, Inc.	13,100	318,291
Kobe Steel Ltd.	82,000	153,083
Lonmin PLC (b)	3,031	6,540
Maruichi Steel Tube Ltd.	1,300	34,263
Mitsubishi Materials Corp.	29,000	114,477
Newcrest Mining Ltd. (b)	20,390	220,890
Newmont Mining Corp.	16,750	456,270
Nippon Steel & Sumitomo Metal Corp. (a)	202,000	553,015
Norsk Hydro ASA	34,867	162,833
Nucor Corp.	10,750	508,475
Randgold Resources Ltd.	2,470	178,862
Rio Tinto Ltd.	11,568	511,100
Rio Tinto PLC	33,849	1,480,367
South32 Ltd. (b)	140,846	234,504
Sumitomo Metal Mining Co., Ltd.	13,000	199,977
ThyssenKrupp AG	9,786	259,745
voestalpine AG	2,976	123,733

		12,734,347

Paper & Forest Products - 0.1%
International Paper Co.	14,350	743,760
Mondi PLC	9,769	220,686
Oji Holdings Corp. (a)	21,000	93,115
Stora Enso Oyj-Class R	14,610	153,118
UPM-Kymmene Oyj	14,324	257,421

		1,468,100

		47,235,105

Equity: Other - 3.2%
Diversified/Specialty - 2.5%
Activia Properties, Inc. (a)	17	145,272
Aedifica SA	727	48,866
Affine SA	400	7,262
Alexander’s, Inc.	155	62,597
Alexandria Real Estate Equities, Inc.	5,410	501,669
American Assets Trust, Inc.	2,800	110,180
American Homes 4 Rent-Class A	11,265	188,013
ANF Immobilier	522	13,072
Artis Real Estate Investment Trust	10,150	114,836
Azrieli Group	2,750	117,502
Beni Stabili SpA SIIQ (a)	80,207	59,881

Company	Shares	U.S. $ Value
BioMed Realty Trust, Inc.	15,293	$311,824
British Land Co. PLC (The)	101,901	1,343,501
CA Immobilien Anlagen AG (b)	5,503	99,272
Campus Crest Communities, Inc.	4,850	27,451
Canadian Real Estate Investment Trust	5,450	188,927
CapitaLand Ltd.	258,950	669,442
Chambers Street Properties	17,750	135,255
Champion REIT	174,900	100,154
Cheung Kong Property Holding (b)	37,000	224,759
City Developments Ltd.	54,450	424,532
Cofinimmo SA (a)	1,520	159,928
Conwert Immobilien Invest SE (b)	4,594	61,775
Daejan Holdings PLC	405	35,624
Dexus Property Group	93,657	571,472
DIC Asset AG	2,550	23,900
Digital Realty Trust, Inc.	10,210	674,268
Dios Fastigheter AB	3,539	24,376
Duke Realty Corp.	25,658	501,870
DuPont Fabros Technology, Inc.	4,940	159,266
East Japan Railway Co.	8,900	811,086
F&C Commercial Property Trust Ltd.	39,683	83,760
Fastighets AB Balder-Class B (b)	6,950	115,318
Fonciere Des Regions	3,534	311,103
Forest City Enterprises, Inc.-Class A (b)	17,210	396,863
Fukuoka REIT Corp.	46	80,883
Gecina SA	3,503	460,160
GPT Group (The)	179,863	632,790
Granite Real Estate Investment Trust (Toronto)	3,550	115,212
Great Portland Estates PLC	25,831	326,909
Grivalia Properties REIC AE	2,956	24,943
H&R Real Estate Investment Trust	20,606	374,639
Hamborner REIT AG (a)	3,600	40,310
Hang Lung Properties Ltd.	226,500	713,459
Helical Bar PLC	7,450	47,418
Hemfosa Fastigheter AB	5,918	60,570
Henderson Land Development Co., Ltd.	97,184	781,596
Hufvudstaden AB-Class A	8,330	106,737
Hulic Co., Ltd.	34,317	352,730
Hysan Development Co., Ltd.	63,150	288,264
ICADE	3,535	275,322
Investors Real Estate Trust	9,017	65,283
Kerry Properties Ltd.	65,400	272,730
Kiwi Property Group Ltd.	95,231	85,009
Klovern AB-Class B (a)	28,150	27,390
Kungsleden AB	13,674	88,232
Land Securities Group PLC	80,104	1,609,939
Lend Lease Group	14,543	184,166
Lexington Realty Trust	17,380	159,548
Londonmetric Property PLC	43,908	114,421
Mapletree Commercial Trust	96,200	110,972
Merlin Properties Socimi SA (b)	14,621	190,290
Mitsubishi Estate Co., Ltd.	127,190	2,837,767
Mitsui Fudosan Co., Ltd.	95,990	2,789,776
Mobimo Holding AG (b)	476	100,309
Morguard Real Estate Investment Trust	2,550	33,915
Mori Trust Sogo Reit, Inc.	75	139,886
New World Development Co., Ltd.	541,550	717,036
New York REIT, Inc.	12,250	113,558

Company	Shares	U.S. $ Value
Nomura Real Estate Holdings, Inc.	12,280	$251,460
Nomura Real Estate Master Fund, Inc.	125	160,201
NSI NV	9,762	41,262
Orix JREIT, Inc.	160	227,140
Premier Investment Corp.	16	87,514
Quintain Estates & Development PLC (b)	36,762	60,963
Redefine International PLC/Isle of Man	73,150	61,491
Schroder Real Estate Investment Trust Ltd.	38,969	34,843
Select Income REIT	5,055	118,489
Silver Bay Realty Trust Corp.	2,650	40,916
Sino Land Co., Ltd.	302,660	514,727
Spirit Realty Capital, Inc.	28,776	310,493
Sponda Oyj	18,108	70,912
ST Modwen Properties PLC	13,223	89,652
Sumitomo Realty & Development Co., Ltd. (a)	42,540	1,631,927
Sun Hung Kai Properties Ltd.	161,450	2,726,163
Suntec Real Estate Investment Trust	242,750	323,825
Swire Properties Ltd.	119,100	403,423
Swiss Prime Site AG (b)	6,507	520,738
Taiheiyo Cement Corp.	31,000	90,566
TLG Immobilien AG (b)	3,776	63,867
Tokyu Fudosan Holdings Corp.	13,637	102,188
Tokyu REIT, Inc. (a)	69	89,955
Top REIT, Inc.	13	54,542
United Urban Investment Corp. (a)	259	386,281
UOL Group Ltd.	46,400	252,631
Vornado Realty Trust	18,510	1,848,964
Wallenstam AB (a)	15,050	117,916
Washington Real Estate Investment Trust	4,984	124,849
Wharf Holdings Ltd. (The)	138,300	952,388
Wheelock & Co., Ltd.	24,000	129,087
Wihlborgs Fastigheter AB	4,970	83,575
Winthrop Realty Trust	2,400	40,176
WP Carey, Inc.	6,609	420,927

		35,581,096

Health Care - 0.6%
Assura PLC	75,750	67,729
Chartwell Retirement Residences	12,950	114,651
Extendicare, Inc. (a)	6,550	38,238
HCP, Inc.	49,900	1,932,128
Health Care REIT, Inc.	36,920	2,593,999
Healthcare Realty Trust, Inc.	7,310	174,124
Healthcare Trust of America, Inc.-Class A	9,275	229,927
LTC Properties, Inc.	2,600	109,434
National Health Investors, Inc.	2,634	174,213
Omega Healthcare Investors, Inc.	12,118	436,612
Physicians Realty Trust	4,800	77,088
Primary Health Properties PLC (a)	7,945	48,724
Sabra Health Care REIT, Inc.	4,450	117,925
Senior Housing Properties Trust	17,630	352,776
Universal Health Realty Income Trust	979	46,894
Ventas, Inc.	34,797	2,314,697

		8,829,159

Triple Net - 0.1%
Agree Realty Corp.	1,278	38,736

Company	Shares	U.S. $ Value
EPR Properties	4,307	$248,385
Getty Realty Corp.	1,850	31,136
National Retail Properties, Inc.	9,785	367,035
Realty Income Corp. (a)	24,360	1,110,085

		1,795,377

		46,205,632

Utilities - 2.2%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	16,450	925,970
AusNet Services	44,949	52,263
Cheung Kong Infrastructure Holdings Ltd.	16,000	131,777
Chubu Electric Power Co., Inc.	17,100	257,760
Chugoku Electric Power Co., Inc. (The)	7,900	119,589
CLP Holdings Ltd.	50,000	436,836
Contact Energy Ltd.	8,742	38,142
Duke Energy Corp.	23,808	1,802,980
Edison International	10,950	665,869
EDP-Energias de Portugal SA	61,603	240,325
Electricite de France SA (a)	6,419	157,663
Endesa SA	8,422	157,386
Enel SpA	187,607	911,908
Entergy Corp.	6,050	462,643
Eversource Energy	10,600	522,050
Exelon Corp.	28,932	978,770
FirstEnergy Corp.	14,150	504,872
Fortum Oyj	11,791	224,331
Hokuriku Electric Power Co.	4,500	68,143
Iberdrola SA	144,451	998,282
Kansai Electric Power Co., Inc. (The) (b)	18,700	206,906
Kyushu Electric Power Co., Inc. (b)	11,300	131,678
Mighty River Power Ltd.	18,520	37,578
NextEra Energy, Inc.	14,700	1,504,398
Pepco Holdings, Inc.	8,450	230,262
Pinnacle West Capital Corp.	3,700	225,404
Power Assets Holdings Ltd.	36,500	349,028
PPL Corp.	22,350	775,768
Red Electrica Corp. SA	2,873	241,495
Shikoku Electric Power Co., Inc.	4,700	69,323
Southern Co. (The)	30,150	1,317,253
SSE PLC	26,274	668,617
Terna Rete Elettrica Nazionale SpA	40,101	191,487
Tohoku Electric Power Co., Inc.	12,000	167,750
Tokyo Electric Power Co., Inc. (b)	38,400	218,423
Xcel Energy, Inc.	17,000	578,850

		16,571,779

Gas Utilities - 0.1%
AGL Resources, Inc.	4,000	201,480
APA Group	29,642	210,672
Enagas SA	5,716	164,286
Gas Natural SDG SA	9,297	228,525
Hong Kong & China Gas Co., Ltd.	167,180	402,191
Osaka Gas Co., Ltd.	49,000	195,729
Snam SpA	55,873	276,739
Toho Gas Co., Ltd.	10,000	62,164

Company	Shares	U.S. $ Value
Tokyo Gas Co., Ltd.	61,000	$336,410

		2,078,196

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	22,400	304,640
Electric Power Development Co., Ltd.	3,800	131,630
Enel Green Power SpA	44,329	83,984
Meridian Energy Ltd.	33,214	54,432
NRG Energy, Inc.	11,350	286,020

		860,706

Multi-Utilities - 0.8%
AGL Energy Ltd.	17,909	221,640
Ameren Corp.	8,150	327,875
CenterPoint Energy, Inc.	14,450	294,347
Centrica PLC	131,613	557,637
CMS Energy Corp.	9,250	315,795
Consolidated Edison, Inc.	9,850	609,124
Dominion Resources, Inc./VA	19,600	1,382,192
DTE Energy Co.	5,950	471,418
E.ON SE	53,230	783,282
GDF Suez	38,869	783,501
Integrys Energy Group, Inc.	2,700	194,157
National Grid PLC	99,421	1,423,599
NiSource, Inc.	10,600	500,108
PG&E Corp.	15,850	847,499
Public Service Enterprise Group, Inc.	17,000	724,710
RWE AG	12,991	303,737
SCANA Corp.	4,750	252,510
Sempra Energy	7,800	838,266
Suez Environnement Co.	7,861	151,445
TECO Energy, Inc.	7,800	147,030
United Utilities Group PLC	18,101	275,800
Veolia Environnement SA	11,967	249,120
Wisconsin Energy Corp.	7,550	364,514

		12,019,306

Water Utilities - 0.0%
Severn Trent PLC	6,343	213,280

		31,743,267

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	174,604	6,030,822
Belgacom SA	4,038	140,209
Bezeq The Israeli Telecommunication Corp., Ltd.	47,707	79,815
BT Group PLC	222,634	1,522,702
CenturyLink, Inc.	19,200	638,208
Deutsche Telekom AG	84,457	1,456,939
Elisa Oyj	3,776	115,940
Frontier Communications Corp. (a)	33,640	173,246
HKT Trust & HKT Ltd.	68,200	85,848
Iliad SA	714	161,817
Inmarsat PLC	11,926	181,205
Koninklijke KPN NV	85,196	308,857
Level 3 Communications, Inc. (b)	9,389	520,902
Nippon Telegraph & Telephone Corp.	10,000	691,596
Orange SA	49,173	775,161

Company	Shares	U.S. $ Value
PCCW Ltd.	109,000	$68,085
Singapore Telecommunications Ltd.	212,000	647,523
Spark New Zealand Ltd	46,441	90,944
Swisscom AG (REG)	689	399,410
TDC A/S	20,937	156,359
Telecom Italia SpA (ordinary shares) (b)	267,121	328,533
Telecom Italia SpA (savings shares)	160,303	158,691
Telefonica Deutschland Holding AG	15,739	87,105
Telefonica SA	118,428	1,678,640
Telenor ASA	20,084	454,710
TeliaSonera AB	69,112	407,815
Telstra Corp., Ltd.	113,543	538,592
TPG Telecom Ltd.	7,390	50,784
Verizon Communications, Inc.	139,570	6,900,341

		24,850,799

Wireless Telecommunication Services - 0.5%
KDDI Corp.	46,528	1,047,377
Millicom International Cellular SA	1,756	141,002
NTT DOCOMO, Inc.	40,640	730,241
SoftBank Corp.	25,600	1,523,892
StarHub Ltd.	16,000	47,692
Tele2 AB-Class B (a)	8,468	99,695
Vodafone Group PLC	705,240	2,756,776

		6,346,675

		31,197,474

Retail - 2.1%
Regional Mall - 0.9%
CapitalLandMall Trust	259,200	416,428
CBL & Associates Properties, Inc.	12,740	224,861
General Growth Properties, Inc.	59,020	1,672,037
Macerich Co. (The)	16,590	1,362,205
Pennsylvania Real Estate Investment Trust	4,910	109,591
Rouse Properties, Inc. (a)	2,700	46,629
Simon Property Group, Inc.	33,853	6,140,934
Taubman Centers, Inc.	4,800	355,344
Westfield Corp.	197,931	1,457,161
WP GLIMCHER, Inc.	13,808	194,279

		11,979,469

Shopping Center/Other Retail - 1.2%
Acadia Realty Trust	5,090	157,892
Aeon Mall Co., Ltd.	11,732	214,863
AEON REIT Investment Corp.	100	128,873
American Realty Capital Properties, Inc.	69,550	616,908
Brixmor Property Group, Inc.	13,127	325,287
BWP Trust	35,708	90,110
Calloway Real Estate Investment Trust	7,750	180,164
Capital & Counties Properties PLC (a)	54,641	350,585
Cedar Realty Trust, Inc.	6,300	42,525
Charter Hall Retail REIT	23,230	79,311
Citycon Oyj (b)	19,630	56,932
Crombie Real Estate Investment Trust	5,800	58,532
DDR Corp.	22,970	388,652
Deutsche Euroshop AG	3,465	167,652
Development Securities PLC	9,363	39,354

Company	Shares	U.S. $ Value
Equity One, Inc.	4,656	$115,376
Eurocommercial Properties NV	3,048	136,331
Excel Trust, Inc.	4,350	69,122
Federal Realty Investment Trust	5,173	695,613
Federation Centres	196,874	455,676
First Capital Realty, Inc.	6,630	100,228
Fortune Real Estate Investment Trust	97,300	98,167
Frontier Real Estate Investment Corp.	36	170,353
Hammerson PLC	79,727	814,841
Harvey Norman Holdings Ltd.	14,771	52,889
Immobiliare Grande Distribuzione SIIQ SpA	22,784	21,155
Inland Real Estate Corp.	6,400	64,896
Intu Properties PLC	93,314	477,344
Japan Retail Fund Investment Corp.	248	496,747
Kimco Realty Corp.	44,706	1,071,156
Kite Realty Group Trust	6,162	166,682
Klepierre	17,497	776,295
Link REIT (The)	232,050	1,349,583
Mercialys SA	3,090	73,542
Novion Property Group	224,083	416,043
Ramco-Gershenson Properties Trust	5,729	98,653
Regency Centers Corp.	7,012	442,738
Retail Opportunity Investments Corp.	6,985	114,065
Retail Properties of America, Inc.-Class A	17,750	266,250
RioCan Real Estate Investment Trust (Toronto)	23,562	524,821
Saul Centers, Inc.	997	50,219
Scentre Group	531,140	1,596,935
Shaftesbury PLC	20,883	279,578
Tanger Factory Outlet Centers, Inc.	7,190	241,800
Unibail-Rodamco SE	9,953	2,555,061
Urban Edge Properties	6,710	144,936
Urstadt Biddle Properties, Inc.-Class A	1,950	39,234
Weingarten Realty Investors	8,278	279,217
Wereldhave Belgium NV	150	15,486
Wereldhave NV	2,620	158,401

		17,327,073

		29,306,542

Residential - 1.4%
Multi-Family - 1.1%
ADLER Real Estate AG (a)(b)	1,250	20,593
Advance Residence Investment Corp.	96	231,274
Apartment Investment & Management Co.-Class A	16,620	630,396
Associated Estates Realty Corp.	4,300	122,937
AvalonBay Communities, Inc.	14,331	2,386,112
Barratt Developments PLC	26,388	239,520
Boardwalk Real Estate Investment Trust	3,000	140,664
BUWOG AG (a)(b)	3,858	77,592
Camden Property Trust	6,500	487,370
Canadian Apartment Properties REIT	8,300	183,406
Daiwa House Residential Investment Corp.	50	112,030
Deutsche Annington Immobilien SE	35,420	1,121,097
Deutsche Wohnen AG	30,012	731,776
Equity Lifestyle Properties, Inc.	5,749	314,988
Equity Residential	38,950	2,894,764
Essex Property Trust, Inc.	6,948	1,546,764
Grainger PLC	30,865	100,521
Grand City Properties SA (a)(b)	5,900	103,065

Company	Shares	U.S. $ Value
Home Properties, Inc.	4,300	$319,576
Killam Properties, Inc. (a)	3,850	32,197
LEG Immobilien AG (b)	4,300	315,264
Mid-America Apartment Communities, Inc.	5,662	432,520
Mirvac Group	373,870	572,518
Nippon Accommodations Fund, Inc.	34	129,897
Northern Property Real Estate Investment Trust	2,400	46,433
Post Properties, Inc.	4,100	232,921
Stockland	235,217	776,853
Sun Communities, Inc.	3,886	245,246
TAG Immobilien AG	8,420	108,334
Taylor Wimpey PLC	86,547	242,599
UDR, Inc.	19,180	624,501
UNITE Group PLC (The)	16,673	158,632

		15,682,360

Self Storage - 0.3%
Big Yellow Group PLC	10,704	106,749
CubeSmart	12,228	290,904
Extra Space Storage, Inc.	8,200	574,246
Public Storage	15,805	3,058,900
Safestore Holdings PLC	15,550	64,823
Sovran Self Storage, Inc.	2,698	246,085

		4,341,707

Student Housing - 0.0%
American Campus Communities, Inc.	7,870	307,009
Education Realty Trust, Inc.	3,593	118,353

		425,362

		20,449,429

Office - 0.9%
Office - 0.9%
Allied Properties Real Estate Investment Trust	5,837	170,285
Allreal Holding AG (b)	730	101,983
alstria office REIT-AG (a)(b)	5,620	72,874
Befimmo SA	1,320	86,714
Boston Properties, Inc.	16,550	2,151,996
Brandywine Realty Trust	13,441	189,249
CapitaCommercial Trust	200,300	239,665
Castellum AB	12,360	177,370
Columbia Property Trust, Inc.	9,400	244,400
Corporate Office Properties Trust	6,950	178,407
Cousins Properties, Inc.	15,939	153,811
Cromwell Property Group	108,476	89,774
Daiwa Office Investment Corp. (a)	19	93,704
Derwent London PLC	7,520	409,366
DO Deutsche Office AG (b)	4,850	22,335
Douglas Emmett, Inc.	10,080	296,150
Dream Global Real Estate Investment Trust	7,100	56,350
Dream Office Real Estate Investment Trust	8,100	169,152
Empire State Realty Trust, Inc.-Class A	6,079	109,908
Entra ASA (e)	4,718	44,471
Equity Commonwealth (b)	9,674	249,105
Fabege AB	9,990	139,269
First Potomac Realty Trust	4,400	44,440

Company	Shares	U.S. $ Value
Franklin Street Properties Corp.	6,620	$76,858
Government Properties Income Trust	5,258	102,636
Highwoods Properties, Inc.	6,980	292,811
Hongkong Land Holdings Ltd.	88,200	759,402
Hudson Pacific Properties, Inc.	5,450	166,171
Inmobiliaria Colonial SA (b)	126,109	86,522
Intervest Offices & Warehouses NV	550	13,894
Investa Office Fund	42,510	128,528
Japan Excellent, Inc.	82	103,421
Japan Prime Realty Investment Corp.	81	265,757
Japan Real Estate Investment Corp.	129	592,011
Kenedix Office Investment Corp.-Class A	27	140,701
Keppel REIT (a)	138,600	122,860
Kilroy Realty Corp.	6,504	449,231
Liberty Property Trust	11,130	388,882
Mack-Cali Realty Corp.	6,677	112,841
Mori Hills REIT Investment Corp.	98	130,266
Nippon Building Fund, Inc.	140	653,284
Nomura Real Estate Office Fund, Inc.	27	123,402
Norwegian Property ASA (b)	18,567	24,131
NTT Urban Development Corp.	11,231	116,041
Paramount Group, Inc.	10,821	198,457
Parkway Properties Inc/Md	6,000	103,140
Piedmont Office Realty Trust, Inc.-Class A (a)	11,600	199,404
PS Business Parks, Inc.	1,540	112,574
PSP Swiss Property AG (b)	2,980	256,036
SL Green Realty Corp.	10,650	1,263,729
Technopolis Oyj	7,177	30,192
Tokyo Tatemono Co., Ltd.	40,910	315,873
Workspace Group PLC	8,697	119,936

		12,939,769

Lodging - 0.3%
Lodging - 0.3%
CDL Hospitality Trusts	47,288	60,158
Chatham Lodging Trust	2,750	76,835
Chesapeake Lodging Trust	4,134	128,443
DiamondRock Hospitality Co.	14,670	193,204
FelCor Lodging Trust, Inc.	10,590	113,737
Hospitality Properties Trust	11,260	339,939
Host Hotels & Resorts, Inc.	82,340	1,640,213
InnVest Real Estate Investment Trust	6,951	30,630
Japan Hotel REIT Investment Corp.	210	143,292
LaSalle Hotel Properties	8,500	309,910
Pebblebrook Hotel Trust	5,350	229,408
RLJ Lodging Trust	9,950	300,788
Ryman Hospitality Properties, Inc.	3,610	198,947
Strategic Hotels & Resorts, Inc. (b)	20,658	249,549
Summit Hotel Properties, Inc.	6,150	82,164
Sunstone Hotel Investors, Inc.	15,431	235,477

		4,332,694

Total Common Stocks (cost $816,015,608)		1,087,722,565

INVESTMENT COMPANIES - 8.7%
Funds and Investment Trusts - 8.7%
F&C UK Real Estate Investment Ltd.	17,560	26,906

Company	Shares	U.S. $ Value
iShares Core MSCI Emerging Markets ETF (a)	2,270,410	$113,406,979
iShares International Developed Real Estate ETF (a)	173,150	5,431,716
Medicx Fund Ltd.	27,175	34,266
Picton Property Income Ltd.	40,592	44,514
Standard Life Investment Property Income Trust PLC	20,812	27,674
UK Commercial Property Trust Ltd./fund	33,203	44,150
Vanguard REIT ETF (a)	67,800	5,365,692

Total Investment Companies (cost $126,581,197)		124,381,897

RIGHTS - 0.0%
Financials - 0.0%
Banks - 0.0%
Banca Monte dei Paschi di Siena SpA, expiring 6/12/15 (a)(b)	5,472	36,300

Industrials - 0.0%
Machinery - 0.0%
Atlas Copco AB, expiring 6/09/15 (b)	10,359	7,229
Atlas Copco AB, expiring 6/16/15 (b)	17,826	12,439

		19,668

Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC, expiring 7/15/15 (b)(c)(d)	7,037,874	10,757

		30,425

Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Kiwi Property Group Ltd., expiring 6/09/15 (b)	9,504	404

Total Rights (cost $145,485)		67,129

SHORT-TERM INVESTMENTS - 15.7%
Investment Companies - 13.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (f)(g) (cost $187,311,674)	187,311,674	187,311,674

	Principal Amount (000)
U.S. TREASURY BILLS - 2.7%
U.S. Treasury Bill Zero Coupon, 8/06/15 (h)(i)	$29,000	28,999,264
Zero Coupon, 8/27/15	10,000	9,999,517
Total U.S. Treasury Bills (cost $38,998,781)		38,998,781

Total Short-Term Investments (cost $226,310,455)		226,310,455

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $1,169,052,745)		$1,438,482,046

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
Investment Companies - 5.1%
AB Exchange Reserves-Class I, 0.07% (f)(g) (cost $72,796,991)	72,796,991	72,796,991

Total Investments - 105.2% (cost $1,241,849,736) (j)		1,511,279,037
Other assets less liabilities - (5.2)%		(74,864,543)

Net Assets - 100.0%		$1,436,414,494

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
DAX Index Futures	126	June 2015	$41,402,713	$39,486,660	$(1,916,053)
Euro STOXX 50 Index Futures	874	June 2015	34,781,251	34,192,145	(589,106)
FTSE 100 Index Futures	11	June 2015	1,130,118	1,170,900	40,782
Hang Seng Index Futures	5	June 2015	908,108	875,846	(32,262)
MSCI EAFE Mini Futures	2	June 2015	194,187	190,000	(4,187)
S&P TSX 60 Index Futures	251	June 2015	34,351,191	35,264,329	913,138
SPI 200 Futures	11	June 2015	1,228,099	1,214,832	(13,267)
TOPIX Index Futures	553	June 2015	68,476,008	74,452,161	5,976,153
Sold Contracts
S&P 500 E Mini Index Futures	1,096	June 2015	111,765,933	115,408,800	(3,642,867)

					$732,331

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	3,332	USD	4,915	6/18/15	$(177,203)
Barclays Bank PLC	USD	2,244	AUD	2,890	6/18/15	(36,001)
Barclays Bank PLC	USD	3,986	GBP	2,708	6/18/15	152,710
Barclays Bank PLC	USD	3,066	GBP	1,989	6/18/15	(26,748)
BNP Paribas SA	AUD	2,772	USD	2,147	6/18/15	29,409
BNP Paribas SA	USD	82,484	EUR	76,227	6/18/15	1,252,948
Brown Brothers Harriman & Co.	USD	6,480	JPY	771,753	6/18/15	(260,902)
Citibank	JPY	334,465	USD	2,810	6/18/15	114,977
Deutsche Bank AG	AUD	5,206	USD	3,970	6/18/15	(7,011)
Goldman Sachs Bank USA	JPY	214,299	USD	1,768	6/18/15	41,399
Goldman Sachs Bank USA	USD	1,646	JPY	196,772	9/17/15	(57,883)
HSBC Bank USA	USD	34,656	CAD	43,802	6/18/15	555,426

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	CAD	4,806	USD	3,915	6/18/15	$51,751
Morgan Stanley & Co., Inc.	EUR	50,782	USD	57,561	6/18/15	1,776,148
Morgan Stanley & Co., Inc.	GBP	1,875	USD	2,854	6/18/15	(11,656)
Morgan Stanley & Co., Inc.	JPY	227,711	USD	1,918	6/18/15	82,520
Morgan Stanley & Co., Inc.	USD	3,456	JPY	414,163	6/18/15	(118,308)
Morgan Stanley & Co., Inc.	USD	1,917	SEK	16,693	6/18/15	41,362
Royal Bank of Scotland PLC	USD	3,885	AUD	5,088	6/18/15	2,166
Royal Bank of Scotland PLC	USD	2,134	CHF	2,118	6/18/15	120,512
Royal Bank of Scotland PLC	USD	6,466	GBP	4,288	6/18/15	87,351
Royal Bank of Scotland PLC	USD	7,140	JPY	864,406	6/18/15	(173,913)
Standard Chartered Bank	USD	1,612	CHF	1,617	6/18/15	109,179
State Street Bank & Trust Co.	CHF	2,111	USD	2,220	6/18/15	(26,987)
State Street Bank & Trust Co.	EUR	6,944	USD	7,405	6/18/15	(223,158)
State Street Bank & Trust Co.	GBP	1,247	USD	1,924	6/18/15	18,055
State Street Bank & Trust Co.	JPY	477,330	USD	3,985	6/18/15	138,308
State Street Bank & Trust Co.	USD	3,028	EUR	2,699	6/18/15	(62,646)
UBS AG	EUR	79,953	USD	86,115	6/18/15	(1,715,584)
UBS AG	USD	3,274	CAD	4,097	6/18/15	19,049

						$1,695,270

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return On Reference Obligation
Bank of America
Russell 2000 Total Return Index	$5,334	LIBOR Minus 0.30%	$31,433	1/15/16	$85,970
Citibank
S&P Midcap 400 Index	39,469	LIBOR Plus 0.07%	85,674	2/3/16	(321,705)
Goldman Sachs International
Russell 2000 Total Return Index	1,510	LIBOR Minus 0.49%	9,115	4/15/16	(191,141)
Russell 2000 Total Return Index	3,236	LIBOR Minus 0.57%	19,535	4/15/16	(408,383)
UBS AG
Russell 2000 Total Return Index	1,214	LIBOR Minus 0.60%	7,154	10/15/15	19,567

					$(815,692)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the aggregate market value of these securities amounted to $484,595 or 0.0% of net assets.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $297,400,173 and gross unrealized depreciation of investments was $(27,970,872), resulting in net unrealized appreciation of $269,429,301.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Country Breakdown*

May 31, 2015 (unaudited)

55.9%	United States
6.4%	Japan
5.6%	United Kingdom
2.6%	France
2.5%	Switzerland
2.4%	Germany
2.2%	Australia
1.3%	Hong Kong
0.9%	Spain
0.8%	Sweden
0.7%	Netherlands
0.6%	Singapore
0.6%	Italy
1.8%	Other
15.7%	Short-Term

100.0%	Total Investments

*	All data are as of May 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Austria, Belgium, Canada, China, Colombia, Denmark, Finland, Greece, Guernsey (Channel Islands), Ireland, Israel, Jersey (Channel Islands), Luxembourg, Macau, New Zealand, Norway, Portugal and South Africa.

AB Pooling Portfolios

AB Volatility Management

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities:	Level 1	Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$91,651,011	$80,516,423		$	– 0	–^	$172,167,434
Information Technology	127,803,550	17,599,526			– 0	–	145,403,076
Health Care	95,591,240	39,904,621			– 0	–	135,495,861
Consumer Discretionary	80,185,186	45,996,399			– 0	–	126,181,585
Industrials	69,227,972	46,313,000			830,577		116,371,549
Consumer Staples	60,233,486	39,058,175			– 0	–	99,291,661
Energy	50,514,221	18,887,266			– 0	–	69,401,487
Materials	20,857,198	26,377,907			– 0	–	47,235,105
Equity: Other	18,709,099	27,271,774			224,759		46,205,632
Utilities	19,355,543	12,387,724			– 0	–	31,743,267
Telecommunication Services	14,511,184	16,686,290			– 0	–	31,197,474
Retail	16,489,228	12,817,314			– 0	–	29,306,542
Residential	15,587,089	4,862,340			– 0	–	20,449,429
Office	8,802,764	4,137,005			– 0	–	12,939,769
Lodging	4,189,402	143,292			– 0	–	4,332,694
Investment Companies	124,381,897	– 0	–		– 0	–	124,381,897
Rights	55,968	– 0	–		11,161		67,129
Short-Term Investments:
Investment Companies	187,311,674	– 0	–		– 0	–	187,311,674

U.S. Treasury Bills	– 0	–	38,998,781		– 0	–	38,998,781
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	72,796,991		– 0	–	– 0	–	72,796,991

Total Investments in Securities	1,078,254,703		431,957,837		1,066,497		1,511,279,037
Other Financial Instruments* :
Assets:
Futures	913,138		6,016,935		– 0	–	6,930,073
Forward Currency Exchange Contracts	– 0	–	4,593,270		– 0	–	4,593,270
Total Return Swaps	– 0	–	105,537		– 0	–	105,537
Liabilities:
Futures	(3,647,054)		(2,550,688)		– 0	–	(6,197,742)
Forward Currency Exchange Contracts	– 0	–	(2,898,000)		– 0	–	(2,898,000)
Total Return Swaps	– 0	–	(921,229)		– 0	–	(921,229)

Total+	$1,075,520,787		$436,303,662		$1,066,497		$1,512,890,946

^	Less than $0.50.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials			Common Stocks - Industrials		Common Stocks - Equity: Other
Balance as of 8/31/14	$	– 0	–	$ – 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–
Realized gain (loss)		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–	99,623			66,929
Purchases		– 0	–	– 0	–		157,830
Sales		– 0	–	– 0	–		– 0	–
Transfers in to Level 3		– 0	–	730,954			– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–

Balance as of 5/31/15	$	– 0	–^	$830,577			$224,759

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15	$	– 0	–	$99,623			$66,929

	Rights			Total
Balance as of 8/31/14		$15,992		$15,992
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		13,038		13,038
Change in unrealized appreciation/depreciation		(15,416)		151,136
Purchases		10,585		168,415
Sales		(13,038)		(13,038)
Transfers in to Level 3		– 0	–	730,954
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 5/31/15		$11,161		$1,066,497	+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/15		$576		$167,128

^	Less than $0.50.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	July 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	July 20, 2015